SEPARATE ACCOUNT FP

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contract Owners of Separate Account FP

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account FP indicated in the table below as of December 31, 2024, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account FP as of December 31, 2024, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/LONG-TERM BOND(2)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/LOOMIS SAYLES GROWTH(1)
1290 VT EQUITY INCOME(1)	EQ/MFS INTERNATIONAL GROWTH(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/MFS INTERNATIONAL INTRINSIC VALUE(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/MFS MID CAP FOCUSED GROWTH(1)
1290 VT MULTI-ALTERNATIVE STRATEGIES(1)	EQ/MFS TECHNOLOGY(1)
1290 VT NATURAL RESOURCES(1)	EQ/MFS UTILITIES SERIES(1)
1290 VT REAL ESTATE(1)	EQ/MID CAP INDEX(1)
1290 VT SMALL CAP VALUE(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
1290 VT SMARTBETA EQUITY ESG(1)	EQ/MODERATE ALLOCATION(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/MODERATE GROWTH STRATEGY(1)
AB VPS DISCOVERY VALUE PORTFOLIO(1)	EQ/MODERATE-PLUS ALLOCATION(1)
AB VPS RELATIVE VALUE PORTFOLIO(1)	EQ/MONEY MARKET(1)
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO(1)	EQ/MORGAN STANLEY SMALL CAP GROWTH(1)
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND(1)	EQ/PIMCO GLOBAL REAL RETURN(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND(1)	EQ/PIMCO REAL RETURN(1)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/PIMCO TOTAL RETURN ESG(1)
BLACKROCK GLOBAL ALLOCATION V.I. FUND(1)	EQ/PIMCO ULTRA SHORT BOND(1)
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(1)	EQ/QUALITY BOND PLUS(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/SMALL COMPANY INDEX(1)
EQ/500 MANAGED VOLATILITY(1)	EQ/T. ROWE PRICE HEALTH SCIENCES(1)
EQ/2000 MANAGED VOLATILITY(1)	EQ/VALUE EQUITY(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/WELLINGTON ENERGY(1)
EQ/AB SUSTAINABLE U.S. THEMATIC(1)	EQUITABLE CONSERVATIVE GROWTH MF/ETF(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQUITABLE GROWTH MF/ETF(2)
EQ/ALL ASSET GROWTH ALLOCATION(1)	EQUITABLE MODERATE GROWTH MF/ETF(2)
EQ/AMERICAN CENTURY MID CAP VALUE(1)	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO(1)
EQ/BALANCED STRATEGY(1)	FIDELITY® VIP EQUITY-INCOME PORTFOLIO(1)
EQ/CAPITAL GROUP RESEARCH(1)	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(1)	FIDELITY® VIP GROWTH & INCOME PORTFOLIO(1)
EQ/COMMON STOCK INDEX(1)	FIDELITY® VIP HIGH INCOME PORTFOLIO(1)
EQ/CONSERVATIVE ALLOCATION(1)	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/CONSERVATIVE STRATEGY(1)	FIDELITY® VIP VALUE PORTFOLIO(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO(1)
EQ/CORE BOND INDEX(1)	FRANKLIN SMALL CAP VALUE VIP FUND(1)
EQ/CORE PLUS BOND(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/EMERGING MARKETS EQUITY PLUS(1)	INVESCO V.I. MAIN STREET MID CAP FUND(1)
EQ/EQUITY 500 INDEX(1)	INVESCO V.I. SMALL CAP EQUITY FUND(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)	JANUS HENDERSON BALANCED PORTFOLIO(1)

FSA-2

EQ/FRANKLIN RISING DIVIDENDS(1)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	MACQUARIE VIP HIGH INCOME SERIES(1)
EQ/GOLDMAN SACHS MID CAP VALUE(1)	MFS® INVESTORS TRUST SERIES(1)
EQ/GROWTH STRATEGY(1)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)
EQ/INTERMEDIATE CORPORATE BOND(2)	MULTIMANAGER AGGRESSIVE EQUITY(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	MULTIMANAGER CORE BOND(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/INTERNATIONAL EQUITY INDEX(1)	NATURAL RESOURCES PORTFOLIO(1)
EQ/INTERNATIONAL MANAGED VOLATILITY(1)	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO(1)
EQ/INVESCO COMSTOCK(1)	T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)
EQ/INVESCO GLOBAL(1)	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO(1)
EQ/INVESCO GLOBAL REAL ASSETS(1)	TARGET 2015 ALLOCATION(1)
EQ/JANUS ENTERPRISE(1)	TARGET 2025 ALLOCATION(1)
EQ/JPMORGAN GROWTH STOCK(1)	TARGET 2035 ALLOCATION(1)
EQ/JPMORGAN VALUE OPPORTUNITIES(1)	TARGET 2045 ALLOCATION(1)
EQ/LARGE CAP CORE MANAGED VOLATILITY(1)	TARGET 2055 ALLOCATION(1)
EQ/LARGE CAP GROWTH INDEX(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
EQ/LARGE CAP VALUE INDEX(1)	VANECK VIP GLOBAL RESOURCES FUND(1)
EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)	VANGUARD VARIABLE INSURANCE FUND EQUITY INDEX PORTFOLIO(1)
EQ/LAZARD EMERGING MARKETS EQUITY(1)

1.  Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023

2.  Statement of operations and statement of changes in net assets for the period May 13, 2024 (commencement of operations) through December 31, 2024

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account FP based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account FP in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 10, 2025

We have served as the auditor of one or more of the variable investment options of Separate Account FP since 1993.

FSA-3

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT MULTI- ALTERNATIVE STRATEGIES*
Assets:
Investments in shares of the Portfolios, at fair value	$7,129,497	$10,861,201	$25,204,755	$19,750,979	$270,337,812	$662,986
Receivable for shares of the Portfolios sold	1,316	—	—	25,055	133,297	87
Receivable for policy-related transactions	—	678	20,229	—	—	—

Total assets	7,130,813	10,861,879	25,224,984	19,776,034	270,471,109	663,073

Liabilities:
Payable for shares of the Portfolios purchased	—	151	20,229	—	—	—
Payable for policy-related transactions	1,484	—	—	24,988	131,702	9

Total liabilities	1,484	151	20,229	24,988	131,702	9

Net Assets	$7,129,329	$10,861,728	$25,204,755	$19,751,046	$270,339,407	$663,064

Net Assets:
Accumulation unit values	$7,129,329	$10,861,728	$25,199,278	$19,751,046	$270,339,407	$663,064
Retained by Equitable Financial in Separate Account FP	—	—	5,477	—	—	—

Total Net Assets	$7,129,329	$10,861,728	$25,204,755	$19,751,046	$270,339,407	$663,064

Investments in shares of the Portfolios, at cost	$6,744,359	$11,210,001	$24,720,939	$19,604,219	$236,276,291	$638,367

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-4

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS DISCOVERY VALUE PORTFOLIO**
Assets:
Investments in shares of the Portfolios, at fair value	$1,755,564	$2,082,035	$46,343,576	$19,783,590	$7,794,034	$194,116
Receivable for shares of the Portfolios sold	—	—	—	276	—	—
Receivable for policy-related transactions	15,425	11,403	—	—	—	31

Total assets	1,770,989	2,093,438	46,343,576	19,783,866	7,794,034	194,147

Liabilities:
Payable for shares of the Portfolios purchased	12,125	11,222	13,759	—	250	—
Payable for policy-related transactions	—	—	13,365	1,690	398,930	—

Total liabilities	12,125	11,222	27,124	1,690	399,180	—

Net Assets	$1,758,864	$2,082,216	$46,316,452	$19,782,176	$7,394,854	$194,147

Net Assets:
Accumulation unit values	$1,755,704	$2,082,216	$46,152,745	$19,782,176	$7,394,854	$194,147
Retained by Equitable Financial in Separate Account FP	3,160	—	163,707	—	—	—

Total Net Assets	$1,758,864	$2,082,216	$46,316,452	$19,782,176	$7,394,854	$194,147

Investments in shares of the Portfolios, at cost	$1,921,660	$2,049,941	$42,262,179	$17,690,958	$6,460,745	$184,342

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-5

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	AB VPS RELATIVE VALUE PORTFOLIO**	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Assets:
Investments in shares of the Portfolios, at fair value	$682,262	$207,776	$8,980,837	$20,024,154	$53,666,158	$7,181,994
Receivable for shares of the Portfolios sold	—	—	—	7,108	—	78,991
Receivable for policy-related transactions	21,142	109	8,659	—	66,199	—

Total assets	703,404	207,885	8,989,496	20,031,262	53,732,357	7,260,985

Liabilities:
Payable for shares of the Portfolios purchased	21,080	—	7,510	—	63,899	—
Payable for policy-related transactions	—	—	—	7,048	—	78,809

Total liabilities	21,080	—	7,510	7,048	63,899	78,809

Net Assets	$682,324	$207,885	$8,981,986	$20,024,214	$53,668,458	$7,182,176

Net Assets:
Accumulation unit values	$682,324	$207,885	$8,981,986	$20,024,214	$53,668,338	$7,182,176
Retained by Equitable Financial in Separate Account FP	—	—	—	—	120	—

Total Net Assets	$682,324	$207,885	$8,981,986	$20,024,214	$53,668,458	$7,182,176

Investments in shares of the Portfolios, at cost	$670,341	$203,250	$8,277,659	$23,284,036	$53,091,985	$7,556,383

The	accompanying notes are an integral part of these financial statements.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-6

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*	EQ/AB SUSTAINABLE U.S. THEMATIC*
Assets:
Investments in shares of the Portfolios, at fair value	$2,978,131	$7,088,355	$31,691,081	$7,914,474	$250,877,436	$168,979
Receivable for shares of the Portfolios sold	—	399	2,073	9,343	99,879	—
Receivable for policy-related transactions	224	—	—	—	—	24

Total assets	2,978,355	7,088,754	31,693,154	7,923,817	250,977,315	169,003

Liabilities:
Payable for policy-related transactions	—	328	2,073	9,297	109,725	—

Total liabilities	—	328	2,073	9,297	109,725	—

Net Assets	$2,978,355	$7,088,426	$31,691,081	$7,914,520	$250,867,590	$169,003

Net Assets:
Accumulation unit values	$2,978,355	$7,088,426	$31,690,868	$7,914,520	$250,817,817	$169,003
Retained by Equitable Financial in Separate Account FP	—	—	213	—	49,773	—

Total Net Assets	$2,978,355	$7,088,426	$31,691,081	$7,914,520	$250,867,590	$169,003

Investments in shares of the Portfolios, at cost	$2,945,348	$7,080,340	$29,947,178	$8,336,215	$267,426,661	$156,797

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-7

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
Assets:
Investments in shares of the Portfolios, at fair value	$191,337,947	$43,532,232	$104,192,810	$47,766,755	$190,978,643	$135,263,464
Receivable for shares of the Portfolios sold	145,190	—	28,106	—	138,577	39,365
Receivable for policy-related transactions	—	10,036	—	962	—	—

Total assets	191,483,137	43,542,268	104,220,916	47,767,717	191,117,220	135,302,829

Liabilities:
Payable for shares of the Portfolios purchased	—	13,370	—	962	—	—
Payable for policy-related transactions	154,201	—	31,794	—	606,119	53,847

Total liabilities	154,201	13,370	31,794	962	606,119	53,847

Net Assets	$191,328,936	$43,528,898	$104,189,122	$47,766,755	$190,511,101	$135,248,982

Net Assets:
Accumulation unit values	$191,292,507	$43,467,787	$103,848,372	$47,715,596	$190,511,101	$135,113,716
Retained by Equitable Financial in Separate Account FP	36,429	61,111	340,750	51,159	—	135,266

Total Net Assets	$191,328,936	$43,528,898	$104,189,122	$47,766,755	$190,511,101	$135,248,982

Investments in shares of the Portfolios, at cost	$196,056,038	$45,300,751	$106,710,638	$47,310,704	$159,751,673	$102,732,749

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-8

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$2,405,300,021	$18,281,061	$8,655,455	$2,982,402	$30,214,948	$104,617,515
Receivable for shares of the Portfolios sold	—	337	—	—	9,757	43,636
Receivable for policy-related transactions	49,682	—	—	—	—	—

Total assets	2,405,349,703	18,281,398	8,655,455	2,982,402	30,224,705	104,661,151

Liabilities:
Payable for shares of the Portfolios purchased	960,151	—	—	—	—	—
Payable for policy-related transactions	—	142	—		13,813	40,821

Total liabilities	960,151	142	—	—	13,813	40,821

Net Assets	$2,404,389,552	$18,281,256	$8,655,455	$2,982,402	$30,210,892	$104,620,330

Net Assets:
Accumulation unit values	$2,400,032,880	$18,281,256	$8,655,448	$2,982,402	$30,117,426	$104,620,330
Accumulation nonunitized	3,594,803	—	—	—	—	—
Retained by Equitable Financial in Separate Account FP	761,869	—	7	—	93,466	—

Total Net Assets	$2,404,389,552	$18,281,256	$8,655,455	$2,982,402	$30,210,892	$104,620,330

Investments in shares of the Portfolios, at cost	$1,451,383,963	$20,070,337	$8,947,043	$3,111,387	$33,445,489	$110,617,119

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-9

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$114,477,644	$2,940,904	$2,013,831,554	$204,253,989	$97,159,108	$146,850,390
Receivable for shares of the Portfolios sold	—	—	6,932,758	47,080	—	—
Receivable for policy-related transactions	—	35,401	—	—	18,992	—

Total assets	114,477,644	2,976,305	2,020,764,312	204,301,069	97,178,100	146,850,390

Liabilities:
Payable for shares of the Portfolios purchased	18,846	34,757	—	—	17,772	3,297
Payable for policy-related transactions	21,885	—	6,791,762	61,805	—	8,285

Total liabilities	40,731	34,757	6,791,762	61,805	17,772	11,582

Net Assets	$114,436,913	$2,941,548	$2,013,972,550	$204,239,264	$97,160,328	$146,838,808

Net Assets:
Accumulation unit values	$114,316,445	$2,941,281	$2,013,399,604	$204,238,061	$97,160,328	$146,760,100
Accumulation nonunitized	74,641	—	572,946	—	—	—
Retained by Equitable Financial in Separate Account FP	45,827	267	—	1,203	—	78,708

Total Net Assets	$114,436,913	$2,941,548	$2,013,972,550	$204,239,264	$97,160,328	$146,838,808

Investments in shares of the Portfolios, at cost	$129,907,006	$2,967,537	$1,255,269,533	$148,772,841	$71,832,300	$145,610,098

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-10

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE CORPORATE BOND*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$21,113,732	$97,474,130	$71,568	$49,896,825	$59,413,488	$358,005,464
Receivable for shares of the Portfolios sold	—	2,546	—	—	—	—
Receivable for policy-related transactions	10,899	—	55	12,593	1,354	433,257

Total assets	21,124,631	97,476,676	71,623	49,909,418	59,414,842	358,438,721

Liabilities:
Payable for shares of the Portfolios purchased	10,899	—	—	8,921	1,354	551,344
Payable for policy-related transactions	—	2,546	—	—	—	—

Total liabilities	10,899	2,546	—	8,921	1,354	551,344

Net Assets	$21,113,732	$97,474,130	$71,623	$49,900,497	$59,413,488	$357,887,377

Net Assets:
Accumulation unit values	$21,110,660	$97,474,118	$71,623	$49,845,610	$59,314,021	$357,629,875
Accumulation nonunitized	—	—	—	42,224	—	257,502
Retained by Equitable Financial in Separate Account FP	3,072	12	—	12,663	99,467	—

Total Net Assets	$21,113,732	$97,474,130	$71,623	$49,900,497	$59,413,488	$357,887,377

Investments in shares of the Portfolios, at cost	$19,954,048	$91,167,962	$77,177	$52,568,755	$58,022,179	$316,988,547

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-11

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/JANUS ENTERPRISE*
Assets:
Investments in shares of the Portfolios, at fair value	$7,634,277	$76,040,427	$44,684,390	$2,915,550	$48,931,741	$106,369,881
Receivable for shares of the Portfolios sold	—	—	78,939	—	2,273	33,617
Receivable for policy-related transactions	1,748	39,147	—	2,162	—	—

Total assets	7,636,025	76,079,574	44,763,329	2,917,712	48,934,014	106,403,498

Liabilities:
Payable for shares of the Portfolios purchased	1,736	41,621	—	—	—	—
Payable for policy-related transactions	—	—	79,889	—	6,536	223,695

Total liabilities	1,736	41,621	79,889	—	6,536	223,695

Net Assets	$7,634,289	$76,037,953	$44,683,440	$2,917,712	$48,927,478	$106,179,803

Net Assets:
Accumulation unit values	$7,634,289	$75,948,968	$44,670,247	$2,916,318	$48,927,478	$106,122,055
Retained by Equitable Financial in Separate Account FP	—	88,985	13,193	1,394	—	57,748

Total Net Assets	$7,634,289	$76,037,953	$44,683,440	$2,917,712	$48,927,478	$106,179,803

Investments in shares of the Portfolios, at cost	$7,331,865	$75,443,292	$41,641,839	$2,544,472	$50,577,750	$101,148,464

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-12

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$267,320,967	$138,873,661	$53,398,088	$403,695,146	$436,263,078	$65,814,005
Receivable for shares of the Portfolios sold	7,996	68,348	15,682	629,718	329,765	—
Receivable for policy-related transactions	26,902	—	—	—	—	43,710

Total assets	267,355,865	138,942,009	53,413,770	404,324,864	436,592,843	65,857,715

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	40,433
Payable for policy-related transactions	—	81,291	15,880	637,859	330,449	—

Total liabilities	—	81,291	15,880	637,859	330,449	40,433

Net Assets	$267,355,865	$138,860,718	$53,397,890	$403,687,005	$436,262,394	$65,817,282

Net Assets:
Accumulation unit values	$267,047,928	$138,699,026	$53,287,359	$403,589,380	$435,727,884	$65,817,282
Retained by Equitable Financial in Separate Account FP	307,937	161,692	110,531	97,625	534,510	—

Total Net Assets	$267,355,865	$138,860,718	$53,397,890	$403,687,005	$436,262,394	$65,817,282

Investments in shares of the Portfolios, at cost	$221,327,110	$140,624,546	$51,984,072	$286,494,876	$395,308,353	$61,755,477

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-13

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LONG-TERM BOND*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$427,323,465	$65,238,661	$839,579	$94,167,718	$120,490,647	$141,365,147
Receivable for shares of the Portfolios sold	110,804	23,471	—	890	201,127	114,285
Receivable for policy-related transactions	—	—	180	764	—	—

Total assets	427,434,269	65,262,132	839,759	94,169,372	120,691,774	141,479,432

Liabilities:
Payable for shares of the Portfolios purchased	—	—	14	—	—	—
Payable for policy-related transactions	128,615	18,574	—	—	199,457	152,362

Total liabilities	128,615	18,574	14	—	199,457	152,362

Net Assets	$427,305,654	$65,243,558	$839,745	$94,169,372	$120,492,317	$141,327,070

Net Assets:
Accumulation unit values	$426,852,294	$65,221,504	$839,745	$94,169,372	$120,492,317	$141,316,247
Accumulation nonunitized	151,173	—	—	—	—	—
Retained by Equitable Financial in Separate Account FP	302,187	22,054	—	—	—	10,823

Total Net Assets	$427,305,654	$65,243,558	$839,745	$94,169,372	$120,492,317	$141,327,070

Investments in shares of the Portfolios, at cost	$373,054,350	$66,901,704	$934,929	$82,887,422	$120,976,977	$135,093,388

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-14

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$72,617,676	$129,481,380	$5,474,437	$242,319,912	$200,635,760	$700,650,537
Receivable for shares of the Portfolios sold	313,751	257,961	—	57,658	162,531	33,052
Receivable for policy-related transactions	—	—	396	—	—	—

Total assets	72,931,427	129,739,341	5,474,833	242,377,570	200,798,291	700,683,589

Liabilities:
Payable for shares of the Portfolios purchased	—	—	6,788	—	—	—
Payable for policy-related transactions	319,689	254,188	—	53,153	165,450	549,469

Total liabilities	319,689	254,188	6,788	53,153	165,450	549,469

Net Assets	$72,611,738	$129,485,153	$5,468,045	$242,324,417	$200,632,841	$700,134,120

Net Assets:
Accumulation unit values	$72,611,738	$129,485,153	$5,468,045	$242,324,417	$200,553,867	$698,359,135
Accumulation nonunitized	—	—	—	—	—	1,687,819
Retained by Equitable Financial in Separate Account FP	—	—	—	—	78,974	87,166

Total Net Assets	$72,611,738	$129,485,153	$5,468,045	$242,324,417	$200,632,841	$700,134,120

Investments in shares of the Portfolios, at cost	$63,315,154	$104,664,341	$5,469,065	$225,653,458	$187,207,302	$780,358,325

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-15

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*
Assets:
Investments in shares of the Portfolios, at fair value	$153,501,641	$513,049,299	$497,381,803	$40,364,357	$924,099	$34,791,831
Receivable for shares of the Portfolios sold	—	239,135	—	16,317	—	135,474
Receivable for policy-related transactions	6,019	—	—	—	108	—

Total assets	153,507,660	513,288,434	497,381,803	40,380,674	924,207	34,927,305

Liabilities:
Payable for shares of the Portfolios purchased	6,007	—	11,785,897	—	—	—
Payable for policy-related transactions	—	204,640	10,715,256	13,970	—	139,069

Total liabilities	6,007	204,640	22,501,153	13,970	—	139,069

Net Assets	$153,501,653	$513,083,794	$474,880,650	$40,366,704	$924,207	$34,788,236

Net Assets:
Accumulation unit values	$153,501,638	$512,657,252	$474,650,695	$40,366,704	$924,207	$34,779,472
Accumulation nonunitized	—	—	229,955	—	—	—
Retained by Equitable Financial in Separate Account FP	15	426,542	—	—	—	8,764

Total Net Assets	$153,501,653	$513,083,794	$474,880,650	$40,366,704	$924,207	$34,788,236

Investments in shares of the Portfolios, at cost	$153,621,953	$562,918,204	$497,422,973	$40,771,759	$953,699	$39,015,711

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-16

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*
Assets:
Investments in shares of the Portfolios, at fair value	$75,995,777	$50,912,290	$38,020,712	$170,446,899	$16,023,342	$224,034,052
Receivable for shares of the Portfolios sold	193,470	—	8,272	33,388	—	78,782
Receivable for policy-related transactions	—	19,066	766	—	60,722	—

Total assets	76,189,247	50,931,356	38,029,750	170,480,287	16,084,064	224,112,834

Liabilities:
Payable for shares of the Portfolios purchased	—	18,501	—	—	58,071	—
Payable for policy-related transactions	199,677	—	—	16,970	—	88,660

Total liabilities	199,677	18,501	—	16,970	58,071	88,660

Net Assets	$75,989,570	$50,912,855	$38,029,750	$170,463,317	$16,025,993	$224,024,174

Net Assets:
Accumulation unit values	$75,989,570	$50,912,855	$37,959,691	$170,451,176	$16,025,993	$223,901,049
Retained by Equitable Financial in Separate Account FP	—	—	70,059	12,141	—	123,125

Total Net Assets	$75,989,570	$50,912,855	$38,029,750	$170,463,317	$16,025,993	$224,024,174

Investments in shares of the Portfolios, at cost	$85,908,965	$51,286,085	$41,877,172	$171,630,881	$17,167,283	$208,688,144

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-17

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$20,350,581	$16,541,573	$774,183	$140,034	$4,611,866	$9,252,615
Receivable for shares of the Portfolios sold	5,098	—	—	—	—	139,072
Receivable for policy-related transactions	—	1,167	43,721	128	3,102	—

Total assets	20,355,679	16,542,740	817,904	140,162	4,614,968	9,391,687

Liabilities:
Payable for shares of the Portfolios purchased	—	704	43,529	44	2,715	—
Payable for policy-related transactions	8,369	—	—	—	—	145,685

Total liabilities	8,369	704	43,529	44	2,715	145,685

Net Assets	$20,347,310	$16,542,036	$774,375	$140,118	$4,612,253	$9,246,002

Net Assets:
Accumulation unit values	$20,334,938	$16,541,934	$774,375	$140,118	$4,612,253	$9,240,963
Retained by Equitable Financial in Separate Account FP	12,372	102	—	—	—	5,039

Total Net Assets	$20,347,310	$16,542,036	$774,375	$140,118	$4,612,253	$9,246,002

Investments in shares of the Portfolios, at cost	$18,542,868	$16,171,897	$781,766	$142,543	$4,176,099	$8,871,126

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-18

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP HIGH INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP VALUE PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$10,268,612	$43,559,129	$4,275,297	$20,402,445	$52,539,609	$11,046,633
Receivable for shares of the Portfolios sold	—	—	139,372	26,288	89,164	—
Receivable for policy-related transactions	51	42,568	—	—	—	—

Total assets	10,268,663	43,601,697	4,414,669	20,428,733	52,628,773	11,046,633

Liabilities:
Payable for shares of the Portfolios purchased	—	38,923	—	—	—	4,775
Payable for policy-related transactions	—	—	139,556	27,216	54,709	7,040

Total liabilities	—	38,923	139,556	27,216	54,709	11,815

Net Assets	$10,268,663	$43,562,774	$4,275,113	$20,401,517	$52,574,064	$11,034,818

Net Assets:
Accumulation unit values	$10,268,663	$43,562,774	$4,275,113	$20,401,517	$52,513,472	$11,025,217
Retained by Equitable Financial in Separate Account FP	—	—	—	—	60,592	9,601

Total Net Assets	$10,268,663	$43,562,774	$4,275,113	$20,401,517	$52,574,064	$11,034,818

Investments in shares of the Portfolios, at cost	$10,268,612	$38,538,392	$4,364,756	$22,578,501	$53,074,694	$11,021,960

The accompanying notes are an integral part of these financial statements.

FSA-19

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$1,255,432	$29,067,145	$12,928,804	$5,885,592	$11,272,877	$7,400,018
Receivable for shares of the Portfolios sold	—	18,049	—	28,046	12,652	—
Receivable for policy-related transactions	—	—	1,876	—	—	920

Total assets	1,255,432	29,085,194	12,930,680	5,913,638	11,285,529	7,400,938

Liabilities:
Payable for shares of the Portfolios purchased	312	—	539	—	—	—
Payable for policy-related transactions	265	17,365	—	28,029	12,965	—

Total liabilities	577	17,365	539	28,029	12,965	—

Net Assets	$1,254,855	$29,067,829	$12,930,141	$5,885,609	$11,272,564	$7,400,938

Net Assets:
Accumulation unit values	$1,254,855	$29,067,829	$12,926,869	$5,885,609	$11,272,564	$7,400,938
Retained by Equitable Financial in Separate Account FP	—	—	3,272	—	—	—

Total Net Assets	$1,254,855	$29,067,829	$12,930,141	$5,885,609	$11,272,564	$7,400,938

Investments in shares of the Portfolios, at cost	$1,287,020	$27,248,135	$13,050,886	$5,306,228	$10,821,985	$7,260,989

The accompanying notes are an integral part of these financial statements.

FSA-20

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MACQUARIE VIP HIGH INCOME SERIES	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$4,658,659	$65,470,136	$5,195,293	$13,260,480	$765,093,331	$58,411,163
Receivable for shares of the Portfolios sold	—	583	—	—	108,546	271,061
Receivable for policy-related transactions	16,950	179	454	724	—	—

Total assets	4,675,609	65,470,898	5,195,747	13,261,204	765,201,877	58,682,224

Liabilities:
Payable for shares of the Portfolios purchased	16,361	—	455	724	—	—
Payable for policy-related transactions	—	—	—	—	322,456	273,658

Total liabilities	16,361	—	455	724	322,456	273,658

Net Assets	$4,659,248	$65,470,898	$5,195,292	$13,260,480	$764,879,421	$58,408,566

Net Assets:
Accumulation unit values	$4,659,248	$65,470,898	$5,195,232	$13,260,001	$763,428,576	$58,390,121
Accumulation nonunitized	—	—	—	—	984,130	—
Retained by Equitable Financial in Separate Account FP	—	—	60	479	466,715	18,445

Total Net Assets	$4,659,248	$65,470,898	$5,195,292	$13,260,480	$764,879,421	$58,408,566

Investments in shares of the Portfolios, at cost	$4,747,433	$67,640,456	$4,634,584	$12,929,308	$541,931,700	$64,828,004

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-21

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	MULTIMANAGER TECHNOLOGY*	NATURAL RESOURCES PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T.ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$311,322,420	$2,784,037	$16,802,004	$3,967,366	$27,067,832	$1,338,635
Receivable for shares of the Portfolios sold	—	122,787	—	—	—	—
Receivable for policy-related transactions	81,722	—	15,083	12,149	2,193	246

Total assets	311,404,142	2,906,824	16,817,087	3,979,515	27,070,025	1,338,881

Liabilities:
Payable for shares of the Portfolios purchased	72,646	—	15,387	11,474	547	—
Payable for policy-related transactions	—	122,952	—	—	—	—

Total liabilities	72,646	122,952	15,387	11,474	547	—

Net Assets	$311,331,496	$2,783,872	$16,801,700	$3,968,041	$27,069,478	$1,338,881

Net Assets:
Accumulation unit values	$311,075,751	$2,783,872	$16,801,700	$3,968,041	$27,068,365	$1,338,881
Retained by Equitable Financial in Separate Account FP	255,745	—	—	—	1,113	—

Total Net Assets	$311,331,496	$2,783,872	$16,801,700	$3,968,041	$27,069,478	$1,338,881

Investments in shares of the Portfolios, at cost	$285,580,765	$2,666,823	$20,402,079	$3,597,620	$26,603,273	$1,420,470

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-22

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND
Assets:
Investments in shares of the Portfolios, at fair value	$113,109	$8,164,628	$11,808,123	$10,092,089	$7,449,467	$20,705,253
Receivable for shares of the Portfolios sold	1,898	99,762	64,023	12,693	—	—
Receivable for policy-related transactions	—	—	—	—	6,694	15,481

Total assets	115,007	8,264,390	11,872,146	10,104,782	7,456,161	20,720,734

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	6,316	2,101
Payable for policy-related transactions	1,941	99,900	52,690	12,878	—	—

Total liabilities	1,941	99,900	52,690	12,878	6,316	2,101

Net Assets	$113,066	$8,164,490	$11,819,456	$10,091,904	$7,449,845	$20,718,633

Net Assets:
Accumulation unit values	$113,066	$8,164,490	$11,808,223	$10,088,905	$7,449,505	$20,705,589
Retained by Equitable Financial in Separate Account FP	—	—	11,233	2,999	340	13,044

Total Net Assets	$113,066	$8,164,490	$11,819,456	$10,091,904	$7,449,845	$20,718,633

Investments in shares of the Portfolios, at cost	$125,204	$8,577,414	$10,994,034	$9,198,420	$6,392,181	$22,067,461

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-23

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2024

	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL RESOURCES FUND	VANGUARD VARIABLE INSURANCE FUND EQUITY INDEX PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$37,033,974	$13,826,470	$18,625,737
Receivable for shares of the Portfolios sold	—	—	84
Receivable for policy-related transactions	5,567	6,253	—

Total assets	37,039,541	13,832,723	18,625,821

Liabilities:
Payable for shares of the Portfolios purchased	5,319	5,906	—
Payable for policy-related transactions	—	—	84

Total liabilities	5,319	5,906	84

Net Assets	$37,034,222	$13,826,817	$18,625,737

Net Assets:
Accumulation unit values	$37,034,222	$13,826,565	$18,599,514
Retained by Equitable Financial in Separate Account FP	—	252	26,223

Total Net Assets	$37,034,222	$13,826,817	$18,625,737

Investments in shares of the Portfolios, at cost	$45,459,316	$14,164,762	$14,029,632

The accompanying notes are an integral part of these financial statements.

FSA-24

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held (000’s)

1290 VT CONVERTIBLE SECURITIES	IB	727

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	1,287

1290 VT EQUITY INCOME	IB	5,235

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	1,592

1290 VT GAMCO SMALL COMPANY VALUE	IB	3,743

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	74

1290 VT NATURAL RESOURCES	IB	196

1290 VT REAL ESTATE	IB	369

1290 VT SMALL CAP VALUE	IB	3,923

1290 VT SMARTBETA EQUITY ESG	IB	1,061

1290 VT SOCIALLY RESPONSIBLE	IB	343

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	11

AB VPS RELATIVE VALUE PORTFOLIO	CLASS B	22

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	6

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	353

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	1,177

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	2,056

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	557

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	123

EQ/400 MANAGED VOLATILITY	IB	306

EQ/500 MANAGED VOLATILITY	IB	1,039

EQ/2000 MANAGED VOLATILITY	IB	403

EQ/AB SMALL CAP GROWTH	IB	16,786

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	15

EQ/AGGRESSIVE ALLOCATION	IB	18,375

EQ/ALL ASSET GROWTH ALLOCATION	IB	2,320

EQ/AMERICAN CENTURY MID CAP VALUE	IB	4,802

EQ/BALANCED STRATEGY	IB	3,024

EQ/CAPITAL GROUP RESEARCH	IB	5,628

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	7,765

EQ/COMMON STOCK INDEX	IA	39,181

EQ/COMMON STOCK INDEX	IB	9,563

EQ/CONSERVATIVE ALLOCATION	IB	2,246

EQ/CONSERVATIVE GROWTH STRATEGY	IB	630

EQ/CONSERVATIVE STRATEGY	IB	260

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	3,679

EQ/CORE BOND INDEX	IB	11,355

EQ/CORE PLUS BOND	IA	19,363

The accompanying notes are an integral part of these financial statements.

FSA-25

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Share Class**	Portfolio Shares Held (000’s)

EQ/CORE PLUS BOND	IB	15,364

EQ/EMERGING MARKETS EQUITY PLUS	IB	329

EQ/EQUITY 500 INDEX	IA	12,010

EQ/EQUITY 500 INDEX	IB	11,798

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	3,432

EQ/FRANKLIN RISING DIVIDENDS	IB	2,026

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	9,144

EQ/GOLDMAN SACHS MID CAP VALUE	IB	971

EQ/GROWTH STRATEGY	IB	5,046

EQ/INTERMEDIATE CORPORATE BOND	IB	7

EQ/INTERMEDIATE GOVERNMENT BOND	IA	3,039

EQ/INTERMEDIATE GOVERNMENT BOND	IB	2,234

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	5,602

EQ/INTERNATIONAL EQUITY INDEX	IA	21,687

EQ/INTERNATIONAL EQUITY INDEX	IB	11,300

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	553

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	5,975

EQ/INVESCO COMSTOCK	IB	2,149

EQ/INVESCO GLOBAL	IB	99

EQ/INVESCO GLOBAL REAL ASSETS	IB	3,330

EQ/JANUS ENTERPRISE	IB	5,037

EQ/JPMORGAN GROWTH STOCK	IB	3,738

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	7,163

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	4,899

EQ/LARGE CAP GROWTH INDEX	IB	15,326

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	12,939

EQ/LARGE CAP VALUE INDEX	IB	6,230

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	23,561

EQ/LAZARD EMERGING MARKETS EQUITY	IB	3,378

EQ/LONG-TERM BOND	IB	128

EQ/LOOMIS SAYLES GROWTH	IB	8,147

EQ/MFS INTERNATIONAL GROWTH	IB	16,224

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	4,409

EQ/MFS MID CAP FOCUSED GROWTH	IB	3,906

EQ/MFS TECHNOLOGY	IB	3,318

EQ/MFS UTILITIES SERIES	IB	149

EQ/MID CAP INDEX	IB	15,121

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	12,695

EQ/MODERATE ALLOCATION	IA	44,342

The accompanying notes are an integral part of these financial statements.

FSA-26

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Share Class**	Portfolio Shares Held (000’s)
EQ/MODERATE ALLOCATION	IB	13,860

EQ/MODERATE GROWTH STRATEGY	IB	9,290

EQ/MODERATE-PLUS ALLOCATION	IB	53,838

EQ/MONEY MARKET	IA	383,577

EQ/MONEY MARKET	IB	113,504

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	4,629

EQ/PIMCO GLOBAL REAL RETURN	IB	125

EQ/PIMCO REAL RETURN	IB	3,410

EQ/PIMCO TOTAL RETURN ESG	IB	8,313

EQ/PIMCO ULTRA SHORT BOND	IB	5,169

EQ/QUALITY BOND PLUS	IA	2,719

EQ/QUALITY BOND PLUS	IB	2,282

EQ/SMALL COMPANY INDEX	IB	14,877

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	281

EQ/VALUE EQUITY	IB	9,940

EQ/WELLINGTON ENERGY	IB	4,897

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	1,376

EQUITABLE GROWTH MF/ETF	IB	70

EQUITABLE MODERATE GROWTH MF/ETF	IB	14

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	205

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	363

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	SERVICE CLASS 2	10,269

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	1,480

FIDELITY® VIP HIGH INCOME PORTFOLIO	SERVICE CLASS 2	956

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	1,921

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	1,481

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	597

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	SERVICE CLASS 2	80

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	2,030

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	505

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	551

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	650

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	136

LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	VC SHARES	448

MACQUARIE VIP HIGH INCOME SERIES	SERVICE CLASS	22,345

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	134

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	568

MULTIMANAGER AGGRESSIVE EQUITY	IA	9,128

MULTIMANAGER AGGRESSIVE EQUITY	IB	947

The accompanying notes are an integral part of these financial statements.

FSA-27

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Share Class**	Portfolio Shares Held (000’s)
MULTIMANAGER CORE BOND	IB	6,879

MULTIMANAGER TECHNOLOGY	IB	8,533

NATURAL RESOURCES PORTFOLIO	CLASS II	66

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	3,022

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	CLASS II	70

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	959

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	CLASS II	50

TARGET 2015 ALLOCATION	IB	18

TARGET 2025 ALLOCATION	IB	799

TARGET 2035 ALLOCATION	IB	832

TARGET 2045 ALLOCATION	IB	654

TARGET 2055 ALLOCATION	IB	448

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	2,450

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	3,254

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	575

VANGUARD VARIABLE INSURANCE FUND EQUITY INDEX PORTFOLIO	COMMON SHARES	258

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES+	0.00%	IB	$14.70	189
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$20.94	48
1290 VT CONVERTIBLE SECURITIES+	0.00%	IB	$151.96	—
1290 VT CONVERTIBLE SECURITIES+	0.00%	IB	$153.99	3
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$209.40	13
1290 VT CONVERTIBLE SECURITIES	0.60%	IB	$198.77	1

1290 VT DOUBLELINE OPPORTUNISTIC BOND+	0.00%	IB	$10.02	358
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$10.78	179
1290 VT DOUBLELINE OPPORTUNISTIC BOND+	0.00%	IB	$99.64	3
1290 VT DOUBLELINE OPPORTUNISTIC BOND+	0.00%	IB	$102.04	3
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$107.78	40
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.60%	IB	$102.92	5

1290 VT EQUITY INCOME+	0.00%	IB	$14.72	34
1290 VT EQUITY INCOME+	0.00%	IB	$156.54	1
1290 VT EQUITY INCOME+	0.00%	IB	$162.55	3
1290 VT EQUITY INCOME	0.00%	IB	$296.20	1
1290 VT EQUITY INCOME	0.00%	IB	$408.14	42
1290 VT EQUITY INCOME	0.60%	IB	$263.15	9
1290 VT EQUITY INCOME	0.60%	IB	$266.27	14

The accompanying notes are an integral part of these financial statements.

FSA-28

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT EQUITY INCOME	0.80%	IB	$256.94	—
1290 VT EQUITY INCOME	0.90%	IB	$252.40	2

1290 VT GAMCO MERGERS & ACQUISITIONS+	0.00%	IB	$12.56	31
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$19.01	63
1290 VT GAMCO MERGERS & ACQUISITIONS+	0.00%	IB	$128.36	1
1290 VT GAMCO MERGERS & ACQUISITIONS+	0.00%	IB	$129.79	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$190.09	1
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$195.54	14
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$243.89	33
1290 VT GAMCO MERGERS & ACQUISITIONS	0.60%	IB	$175.79	36
1290 VT GAMCO MERGERS & ACQUISITIONS	0.80%	IB	$169.63	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.90%	IB	$166.63	5

1290 VT GAMCO SMALL COMPANY VALUE+	0.00%	IB	$17.12	322
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$43.13	267
1290 VT GAMCO SMALL COMPANY VALUE+	0.00%	IB	$183.19	26
1290 VT GAMCO SMALL COMPANY VALUE+	0.00%	IB	$183.67	12
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$431.27	5
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$495.42	7
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$758.48	235
1290 VT GAMCO SMALL COMPANY VALUE	0.60%	IB	$445.36	129
1290 VT GAMCO SMALL COMPANY VALUE	0.80%	IB	$429.75	1
1290 VT GAMCO SMALL COMPANY VALUE	0.90%	IB	$422.16	12

1290 VT MULTI-ALTERNATIVE STRATEGIES+	0.00%	IB	$11.20	46
1290 VT MULTI-ALTERNATIVE STRATEGIES+	0.00%	IB	$99.71	1

1290 VT NATURAL RESOURCES+	0.00%	IB	$14.42	86
1290 VT NATURAL RESOURCES+	0.00%	IB	$143.45	2
1290 VT NATURAL RESOURCES+	0.00%	IB	$152.64	1

1290 VT REAL ESTATE+	0.00%	IB	$9.73	168
1290 VT REAL ESTATE+	0.00%	IB	$89.78	5

1290 VT SMALL CAP VALUE+	0.00%	IB	$19.09	83
1290 VT SMALL CAP VALUE+	0.00%	IB	$193.32	6
1290 VT SMALL CAP VALUE+	0.00%	IB	$200.15	4
1290 VT SMALL CAP VALUE	0.00%	IB	$241.54	117
1290 VT SMALL CAP VALUE	0.60%	IB	$234.93	57
1290 VT SMALL CAP VALUE	0.80%	IB	$232.75	—
1290 VT SMALL CAP VALUE	0.90%	IB	$231.68	4

1290 VT SMARTBETA EQUITY ESG+	0.00%	IB	$16.67	99
1290 VT SMARTBETA EQUITY ESG	0.00%	IB	$23.79	119
1290 VT SMARTBETA EQUITY ESG	0.00%	IB	$143.80	—
1290 VT SMARTBETA EQUITY ESG+	0.00%	IB	$171.59	—
1290 VT SMARTBETA EQUITY ESG+	0.00%	IB	$175.69	6
1290 VT SMARTBETA EQUITY ESG	0.00%	IB	$237.89	46
1290 VT SMARTBETA EQUITY ESG	0.60%	IB	$141.94	1
1290 VT SMARTBETA EQUITY ESG	0.60%	IB	$225.82	13
1290 VT SMARTBETA EQUITY ESG	0.80%	IB	$141.32	—
1290 VT SMARTBETA EQUITY ESG	0.90%	IB	$141.02	—

1290 VT SOCIALLY RESPONSIBLE+	0.00%	IB	$19.93	38
1290 VT SOCIALLY RESPONSIBLE+	0.00%	IB	$209.66	—

The accompanying notes are an integral part of these financial statements.

FSA-29

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT SOCIALLY RESPONSIBLE+	0.00%	IB	$214.97	3
1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$505.30	6
1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$806.56	1
1290 VT SOCIALLY RESPONSIBLE	0.60%	IB	$433.72	5
1290 VT SOCIALLY RESPONSIBLE	0.80%	IB	$412.09	—
1290 VT SOCIALLY RESPONSIBLE	0.90%	IB	$401.69	—

AB VPS DISCOVERY VALUE PORTFOLIO+	0.00%	CLASS B	$12.45	10
AB VPS DISCOVERY VALUE PORTFOLIO+	0.00%	CLASS B	$124.46	1

AB VPS RELATIVE VALUE PORTFOLIO+	0.00%	CLASS B	$12.72	46
AB VPS RELATIVE VALUE PORTFOLIO+	0.00%	CLASS B	$127.20	1

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO+	0.00%	CLASS B	$11.96	13
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO+	0.00%	CLASS B	$119.58	—

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND+	0.00%	CLASS 4	$12.08	509
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND+	0.00%	CLASS 4	$120.81	23
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND+	0.00%	CLASS 4	$12.39	185
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.00%	CLASS 4	$19.67	168
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND+	0.00%	CLASS 4	$129.97	1
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND+	0.00%	CLASS 4	$130.58	5
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.00%	CLASS 4	$196.65	51
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.60%	CLASS 4	$183.34	16
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.80%	CLASS 4	$179.09	—
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.90%	CLASS 4	$177.00	4

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®+	0.00%	CLASS 4	$13.14	710
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$17.53	593
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®+	0.00%	CLASS 4	$137.77	5
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®+	0.00%	CLASS 4	$141.28	11
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$175.31	136
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.60%	CLASS 4	$163.44	45
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.80%	CLASS 4	$159.65	—
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.90%	CLASS 4	$157.78	3

BLACKROCK GLOBAL ALLOCATION V.I. FUND+	0.00%	CLASS III	$13.79	104
BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$22.16	224
BLACKROCK GLOBAL ALLOCATION V.I. FUND+	0.00%	CLASS III	$103.64	5
BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$221.59	1

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO+	0.00%	CLASS II	$14.58	69
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	0.00%	CLASS II	$19.97	86
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO+	0.00%	CLASS II	$103.30	2

The accompanying notes are an integral part of these financial statements.

FSA-30

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/400 MANAGED VOLATILITY	0.00%	IB	$370.41	12
EQ/400 MANAGED VOLATILITY	0.60%	IB	$339.06	7
EQ/400 MANAGED VOLATILITY	0.90%	IB	$324.33	2
EQ/500 MANAGED VOLATILITY	0.00%	IB	$515.84	47
EQ/500 MANAGED VOLATILITY	0.60%	IB	$472.19	15
EQ/500 MANAGED VOLATILITY	0.80%	IB	$458.42	—
EQ/500 MANAGED VOLATILITY	0.90%	IB	$451.69	1

EQ/2000 MANAGED VOLATILITY	0.00%	IB	$301.69	19
EQ/2000 MANAGED VOLATILITY	0.60%	IB	$276.16	7
EQ/2000 MANAGED VOLATILITY	0.80%	IB	$268.10	—
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$264.16	1

EQ/AB SMALL CAP GROWTH+	0.00%	IB	$15.57	463
EQ/AB SMALL CAP GROWTH	0.00%	IB	$72.91	186
EQ/AB SMALL CAP GROWTH+	0.00%	IB	$160.47	16
EQ/AB SMALL CAP GROWTH+	0.00%	IB	$166.31	6

EQ/AB SMALL CAP GROWTH	0.00%	IB	$786.93	41
EQ/AB SMALL CAP GROWTH	0.00%	IB	$958.71	41
EQ/AB SMALL CAP GROWTH	0.60%	IB	$133.14	—
EQ/AB SMALL CAP GROWTH	0.60%	IB	$601.48	108
EQ/AB SMALL CAP GROWTH	0.60%	IB	$811.63	98
EQ/AB SMALL CAP GROWTH	0.80%	IB	$767.60	2
EQ/AB SMALL CAP GROWTH	0.90%	IB	$746.50	12

EQ/AB SUSTAINABLE U.S. THEMATIC+	0.00%	IB	$12.93	11
EQ/AB SUSTAINABLE U.S. THEMATIC+	0.00%	IB	$129.30	—

EQ/AGGRESSIVE ALLOCATION+	0.00%	IB	$15.63	537
EQ/AGGRESSIVE ALLOCATION	0.00%	IB	$44.79	82
EQ/AGGRESSIVE ALLOCATION+	0.00%	IB	$164.76	1
EQ/AGGRESSIVE ALLOCATION+	0.00%	IB	$166.05	27

EQ/AGGRESSIVE ALLOCATION	0.00%	IB	$268.62	—
EQ/AGGRESSIVE ALLOCATION	0.00%	IB	$435.90	230
EQ/AGGRESSIVE ALLOCATION	0.00%	IB	$444.96	71
EQ/AGGRESSIVE ALLOCATION	0.60%	IB	$383.58	32
EQ/AGGRESSIVE ALLOCATION	0.60%	IB	$391.55	73
EQ/AGGRESSIVE ALLOCATION	0.80%	IB	$375.14	1
EQ/AGGRESSIVE ALLOCATION	0.90%	IB	$367.19	4

EQ/ALL ASSET GROWTH ALLOCATION+	0.00%	IB	$14.04	52
EQ/ALL ASSET GROWTH ALLOCATION	0.00%	IB	$17.89	66
EQ/ALL ASSET GROWTH ALLOCATION+	0.00%	IB	$145.34	—
EQ/ALL ASSET GROWTH ALLOCATION+	0.00%	IB	$147.10	6
EQ/ALL ASSET GROWTH ALLOCATION	0.00%	IB	$247.74	142
EQ/ALL ASSET GROWTH ALLOCATION	0.60%	IB	$226.77	23
EQ/ALL ASSET GROWTH ALLOCATION	0.80%	IB	$220.15	—
EQ/ALL ASSET GROWTH ALLOCATION	0.90%	IB	$216.92	1

EQ/AMERICAN CENTURY MID CAP VALUE+	0.00%	IB	$14.68	372
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$39.50	284
EQ/AMERICAN CENTURY MID CAP VALUE+	0.00%	IB	$156.49	4
EQ/AMERICAN CENTURY MID CAP VALUE+	0.00%	IB	$159.33	6
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$394.99	132

The accompanying notes are an integral part of these financial statements.

FSA-31

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AMERICAN CENTURY MID CAP VALUE	0.60%	IB	$361.57	83
EQ/AMERICAN CENTURY MID CAP VALUE	0.80%	IB	$351.02	1
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$345.86	10

EQ/BALANCED STRATEGY	0.00%	IB	$229.29	208

EQ/CAPITAL GROUP RESEARCH	0.00%	IB	$93.53	73
EQ/CAPITAL GROUP RESEARCH	0.00%	IB	$810.29	2
EQ/CAPITAL GROUP RESEARCH	0.00%	IB	$836.08	35
EQ/CAPITAL GROUP RESEARCH	0.00%	IB	$1,100.74	20

EQ/CAPITAL GROUP RESEARCH	0.60%	IB	$661.52	2
EQ/CAPITAL GROUP RESEARCH	0.60%	IB	$717.83	163
EQ/CAPITAL GROUP RESEARCH	0.80%	IB	$682.10	2
EQ/CAPITAL GROUP RESEARCH	0.90%	IB	$664.91	17

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG+	0.00%	IB	$21.21	81
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	IB	$93.65	55
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG+	0.00%	IB	$222.10	2
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG+	0.00%	IB	$226.92	3
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	IB	$711.01	85
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	IB	$881.43	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	IB	$1,242.65	11
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.60%	IB	$591.55	83
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.80%	IB	$580.06	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.90%	IB	$565.44	6

EQ/COMMON STOCK INDEX	0.00%	IA	$79.38	240
EQ/COMMON STOCK INDEX	0.00%	IA	$1,637.37	161
EQ/COMMON STOCK INDEX	0.60%	IA	$3,937.59	381
EQ/COMMON STOCK INDEX	0.80%	IA	$928.54	19
EQ/COMMON STOCK INDEX	0.90%	IA	$1,564.19	84
EQ/COMMON STOCK INDEX+	0.00%	IB	$19.69	1,072
EQ/COMMON STOCK INDEX+	0.00%	IB	$207.65	46
EQ/COMMON STOCK INDEX+	0.00%	IB	$212.44	208
EQ/COMMON STOCK INDEX	0.00%	IB	$511.34	309
EQ/COMMON STOCK INDEX	0.60%	IB	$528.16	446

EQ/CONSERVATIVE ALLOCATION+	0.00%	IB	$11.14	68
EQ/CONSERVATIVE ALLOCATION	0.00%	IB	$17.57	128
EQ/CONSERVATIVE ALLOCATION+	0.00%	IB	$112.24	2
EQ/CONSERVATIVE ALLOCATION+	0.00%	IB	$114.06	3
EQ/CONSERVATIVE ALLOCATION	0.00%	IB	$188.95	27
EQ/CONSERVATIVE ALLOCATION	0.00%	IB	$192.89	20
EQ/CONSERVATIVE ALLOCATION	0.60%	IB	$166.27	10
EQ/CONSERVATIVE ALLOCATION	0.60%	IB	$169.74	21
EQ/CONSERVATIVE ALLOCATION	0.80%	IB	$162.62	—
EQ/CONSERVATIVE ALLOCATION	0.90%	IB	$159.18	2

EQ/CONSERVATIVE GROWTH STRATEGY	0.00%	IB	$200.98	43

EQ/CONSERVATIVE STRATEGY	0.00%	IB	$153.42	19

EQ/CONSERVATIVE-PLUS ALLOCATION+	0.00%	IB	$12.32	106
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	IB	$23.12	159

EQ/CONSERVATIVE-PLUS ALLOCATION+	0.00%	IB	$125.77	2
EQ/CONSERVATIVE-PLUS ALLOCATION+	0.00%	IB	$127.61	10

The accompanying notes are an integral part of these financial statements.

FSA-32

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	IB	$239.75	52
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	IB	$244.72	15
EQ/CONSERVATIVE-PLUS ALLOCATION	0.60%	IB	$210.97	11
EQ/CONSERVATIVE-PLUS ALLOCATION	0.60%	IB	$215.34	23
EQ/CONSERVATIVE-PLUS ALLOCATION	0.80%	IB	$206.32	—
EQ/CONSERVATIVE-PLUS ALLOCATION	0.90%	IB	$201.95	1

EQ/CORE BOND INDEX+	0.00%	IB	$10.34	686
EQ/CORE BOND INDEX+	0.00%	IB	$102.78	12
EQ/CORE BOND INDEX+	0.00%	IB	$105.10	50
EQ/CORE BOND INDEX	0.00%	IB	$148.47	98
EQ/CORE BOND INDEX	0.00%	IB	$154.26	186
EQ/CORE BOND INDEX	0.00%	IB	$155.17	2
EQ/CORE BOND INDEX	0.60%	IB	$138.58	8
EQ/CORE BOND INDEX	0.60%	IB	$161.88	7
EQ/CORE BOND INDEX	0.60%	IB	$164.68	217
EQ/CORE BOND INDEX	0.60%	IB	$165.66	54
EQ/CORE BOND INDEX	0.80%	IB	$128.92	—
EQ/CORE BOND INDEX	0.90%	IB	$125.96	4

EQ/CORE PLUS BOND	0.00%	IA	$16.00	254
EQ/CORE PLUS BOND	0.00%	IA	$260.37	78
EQ/CORE PLUS BOND	0.60%	IA	$413.86	78
EQ/CORE PLUS BOND	0.80%	IA	$160.66	2
EQ/CORE PLUS BOND	0.90%	IA	$236.83	29
EQ/CORE PLUS BOND+	0.00%	IB	$11.00	129
EQ/CORE PLUS BOND+	0.00%	IB	$110.01	10
EQ/CORE PLUS BOND	0.00%	IB	$157.50	218
EQ/CORE PLUS BOND	0.60%	IB	$116.56	117

EQ/EMERGING MARKETS EQUITY PLUS+	0.00%	IB	$11.32	178
EQ/EMERGING MARKETS EQUITY PLUS+	0.00%	IB	$120.85	2
EQ/EMERGING MARKETS EQUITY PLUS+	0.00%	IB	$121.04	6

EQ/EQUITY 500 INDEX	0.00%	IA	$81.02	1,146
EQ/EQUITY 500 INDEX	0.00%	IA	$1,948.42	198
EQ/EQUITY 500 INDEX	0.60%	IA	$1,635.41	285
EQ/EQUITY 500 INDEX	0.80%	IA	$1,082.53	5
EQ/EQUITY 500 INDEX	0.90%	IA	$1,489.89	46
EQ/EQUITY 500 INDEX+	0.00%	IB	$20.22	5,284
EQ/EQUITY 500 INDEX+	0.00%	IB	$213.13	218
EQ/EQUITY 500 INDEX+	0.00%	IB	$219.04	573
EQ/EQUITY 500 INDEX	0.00%	IB	$589.67	914
EQ/EQUITY 500 INDEX	0.60%	IB	$522.26	338

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$85.77	98
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$567.33	89
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$1,075.99	6
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.60%	IB	$519.33	260
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.80%	IB	$504.18	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$496.77	8

EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$13.25	96
EQ/FRANKLIN RISING DIVIDENDS+	0.00%	IB	$17.19	270
EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$132.55	—

The accompanying notes are an integral part of these financial statements.

FSA-33

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FRANKLIN RISING DIVIDENDS+	0.00%	IB	$178.07	7
EQ/FRANKLIN RISING DIVIDENDS+	0.00%	IB	$181.44	22
EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$493.37	112
EQ/FRANKLIN RISING DIVIDENDS	0.60%	IB	$451.62	63
EQ/FRANKLIN RISING DIVIDENDS	0.80%	IB	$438.44	—
EQ/FRANKLIN RISING DIVIDENDS	0.90%	IB	$432.00	5

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$45.44	35
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$554.89	68
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$642.78	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$1,034.93	30
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.60%	IB	$470.62	136
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.60%	IB	$638.08	8
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$445.37	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$433.26	13

EQ/GOLDMAN SACHS MID CAP VALUE+	0.00%	IB	$16.66	123
EQ/GOLDMAN SACHS MID CAP VALUE+	0.00%	IB	$172.40	6
EQ/GOLDMAN SACHS MID CAP VALUE+	0.00%	IB	$178.46	7
EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$375.91	29
EQ/GOLDMAN SACHS MID CAP VALUE	0.60%	IB	$344.10	17
EQ/GOLDMAN SACHS MID CAP VALUE	0.80%	IB	$334.06	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$329.15	1

EQ/GROWTH STRATEGY	0.00%	IB	$297.95	327

EQ/INTERMEDIATE CORPORATE BOND+	0.00%	IB	$10.59	6
EQ/INTERMEDIATE CORPORATE BOND+	0.00%	IB	$105.94	—

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$11.90	148
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$248.30	41
EQ/INTERMEDIATE GOVERNMENT BOND	0.60%	IA	$253.64	57
EQ/INTERMEDIATE GOVERNMENT BOND	0.80%	IA	$176.20	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IA	$197.68	12
EQ/INTERMEDIATE GOVERNMENT BOND+	0.00%	IB	$9.82	60
EQ/INTERMEDIATE GOVERNMENT BOND+	0.00%	IB	$98.22	7
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$130.86	5
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$178.30	47
EQ/INTERMEDIATE GOVERNMENT BOND	0.60%	IB	$152.77	70

EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	0.00%	IB	$12.96	30
EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	0.00%	IB	$137.35	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	0.00%	IB	$137.87	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IB	$232.37	103
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IB	$358.56	41
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.60%	IB	$198.86	84
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.60%	IB	$245.48	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.80%	IB	$189.53	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.90%	IB	$184.20	16

EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$26.65	248
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$308.68	179
EQ/INTERNATIONAL EQUITY INDEX	0.60%	IA	$258.07	628
EQ/INTERNATIONAL EQUITY INDEX	0.80%	IA	$205.96	5
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IA	$235.88	49
EQ/INTERNATIONAL EQUITY INDEX+	0.00%	IB	$13.35	1,487

The accompanying notes are an integral part of these financial statements.

FSA-34

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL EQUITY INDEX+	0.00%	IB	$141.18	64
EQ/INTERNATIONAL EQUITY INDEX+	0.00%	IB	$141.82	42
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$210.74	247
EQ/INTERNATIONAL EQUITY INDEX	0.60%	IB	$191.66	179
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IB	$173.65	—

EQ/INTERNATIONAL MANAGED VOLATILITY	0.00%	IB	$176.45	40
EQ/INTERNATIONAL MANAGED VOLATILITY	0.60%	IB	$161.51	3
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$154.50	—

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY+	0.00%	IB	$12.45	49
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$23.94	47
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY+	0.00%	IB	$133.43	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY+	0.00%	IB	$134.52	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$238.88	105
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$256.63	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$326.78	47
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IB	$221.08	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IB	$221.13	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IB	$225.79	127
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.80%	IB	$194.84	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.90%	IB	$208.45	17

EQ/INVESCO COMSTOCK+	0.00%	IB	$17.73	90
EQ/INVESCO COMSTOCK	0.00%	IB	$25.14	50
EQ/INVESCO COMSTOCK+	0.00%	IB	$193.51	1
EQ/INVESCO COMSTOCK+	0.00%	IB	$193.68	3
EQ/INVESCO COMSTOCK	0.00%	IB	$361.02	24
EQ/INVESCO COMSTOCK	0.00%	IB	$459.57	45
EQ/INVESCO COMSTOCK	0.60%	IB	$320.57	12
EQ/INVESCO COMSTOCK	0.60%	IB	$324.54	21
EQ/INVESCO COMSTOCK	0.80%	IB	$313.17	—
EQ/INVESCO COMSTOCK	0.90%	IB	$307.63	2

EQ/INVESCO GLOBAL+	0.00%	IB	$16.39	93
EQ/INVESCO GLOBAL+	0.00%	IB	$177.15	4
EQ/INVESCO GLOBAL+	0.00%	IB	$178.25	4

EQ/INVESCO GLOBAL REAL ASSETS+	0.00%	IB	$11.06	247
EQ/INVESCO GLOBAL REAL ASSETS	0.00%	IB	$21.53	312
EQ/INVESCO GLOBAL REAL ASSETS+	0.00%	IB	$110.98	—
EQ/INVESCO GLOBAL REAL ASSETS+	0.00%	IB	$114.66	3
EQ/INVESCO GLOBAL REAL ASSETS	0.00%	IB	$215.31	150
EQ/INVESCO GLOBAL REAL ASSETS	0.60%	IB	$197.09	31
EQ/INVESCO GLOBAL REAL ASSETS	0.80%	IB	$191.34	—
EQ/INVESCO GLOBAL REAL ASSETS	0.90%	IB	$188.52	3

EQ/JANUS ENTERPRISE+	0.00%	IB	$16.44	235
EQ/JANUS ENTERPRISE	0.00%	IB	$23.95	48
EQ/JANUS ENTERPRISE+	0.00%	IB	$170.73	2
EQ/JANUS ENTERPRISE+	0.00%	IB	$172.87	4
EQ/JANUS ENTERPRISE	0.00%	IB	$418.05	64
EQ/JANUS ENTERPRISE	0.00%	IB	$605.01	65
EQ/JANUS ENTERPRISE	0.60%	IB	$371.38	30
EQ/JANUS ENTERPRISE	0.60%	IB	$375.80	52

The accompanying notes are an integral part of these financial statements.

FSA-35

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/JANUS ENTERPRISE	0.80%	IB	$362.63	—
EQ/JANUS ENTERPRISE	0.90%	IB	$356.23	9

EQ/JPMORGAN GROWTH STOCK+	0.00%	IB	$19.99	901
EQ/JPMORGAN GROWTH STOCK	0.00%	IB	$106.27	469
EQ/JPMORGAN GROWTH STOCK+	0.00%	IB	$209.98	5
EQ/JPMORGAN GROWTH STOCK+	0.00%	IB	$211.97	29
EQ/JPMORGAN GROWTH STOCK	0.00%	IB	$604.16	18
EQ/JPMORGAN GROWTH STOCK	0.00%	IB	$611.85	—
EQ/JPMORGAN GROWTH STOCK	0.00%	IB	$613.12	—
EQ/JPMORGAN GROWTH STOCK	0.00%	IB	$718.15	133
EQ/JPMORGAN GROWTH STOCK	0.60%	IB	$543.72	145
EQ/JPMORGAN GROWTH STOCK	0.60%	IB	$550.64	1
EQ/JPMORGAN GROWTH STOCK	0.80%	IB	$524.86	1
EQ/JPMORGAN GROWTH STOCK	0.90%	IB	$515.69	11

EQ/JPMORGAN VALUE OPPORTUNITIES+	0.00%	IB	$18.43	850
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$69.00	351
EQ/JPMORGAN VALUE OPPORTUNITIES+	0.00%	IB	$197.53	2
EQ/JPMORGAN VALUE OPPORTUNITIES+	0.00%	IB	$201.32	13
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$602.52	—
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$732.90	58
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$784.90	9
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	IB	$129.34	—
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	IB	$435.45	7
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	IB	$620.49	59
EQ/JPMORGAN VALUE OPPORTUNITIES	0.80%	IB	$586.84	1
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$570.71	10

EQ/LARGE CAP CORE MANAGED VOLATILITY+	0.00%	IB	$19.48	43
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IB	$71.43	15
EQ/LARGE CAP CORE MANAGED VOLATILITY+	0.00%	IB	$205.54	1
EQ/LARGE CAP CORE MANAGED VOLATILITY+	0.00%	IB	$210.57	5
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IB	$516.15	63
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IB	$801.58	8
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.60%	IB	$442.52	24
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.60%	IB	$532.45	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.80%	IB	$420.29	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.90%	IB	$409.60	1

EQ/LARGE CAP GROWTH INDEX+	0.00%	IB	$24.72	1,039
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$127.98	104
EQ/LARGE CAP GROWTH INDEX+	0.00%	IB	$259.21	10
EQ/LARGE CAP GROWTH INDEX+	0.00%	IB	$267.63	40

EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$683.70	130
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$1,142.90	—
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$1,373.92	30
EQ/LARGE CAP GROWTH INDEX	0.60%	IB	$586.17	354

EQ/LARGE CAP GROWTH INDEX	0.60%	IB	$871.87	1
EQ/LARGE CAP GROWTH INDEX	0.80%	IB	$556.72	3
EQ/LARGE CAP GROWTH INDEX	0.90%	IB	$542.56	21

EQ/LARGE CAP GROWTH MANAGED VOLATILITY+	0.00%	IB	$21.97	82
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$96.42	16

The accompanying notes are an integral part of these financial statements.

FSA-36

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP GROWTH MANAGED VOLATILITY+	0.00%	IB	$230.08	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY+	0.00%	IB	$236.11	7
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$943.67	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$1,185.45	64
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$1,242.07	63
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IB	$576.66	29
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IB	$731.22	3
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IB	$1,003.62	237
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.80%	IB	$949.19	4
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$923.11	18

EQ/LARGE CAP VALUE INDEX+	0.00%	IB	$15.42	453
EQ/LARGE CAP VALUE INDEX+	0.00%	IB	$163.30	5
EQ/LARGE CAP VALUE INDEX+	0.00%	IB	$166.11	27
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$200.13	40
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$230.54	119
EQ/LARGE CAP VALUE INDEX	0.60%	IB	$177.82	36
EQ/LARGE CAP VALUE INDEX	0.60%	IB	$179.91	39
EQ/LARGE CAP VALUE INDEX	0.80%	IB	$173.60	—
EQ/LARGE CAP VALUE INDEX	0.90%	IB	$170.54	27

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$48.00	23
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$405.40	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$407.88	63
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$413.24	53
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$547.14	140
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IB	$348.28	4
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IB	$359.88	8
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IB	$405.54	305
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IB	$410.87	353
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.80%	IB	$337.06	9
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IB	$374.40	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IB	$379.31	65

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$14.92	521
EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$149.15	292
EQ/LAZARD EMERGING MARKETS EQUITY	0.60%	IB	$136.53	89
EQ/LAZARD EMERGING MARKETS EQUITY	0.80%	IB	$132.54	—
EQ/LAZARD EMERGING MARKETS EQUITY	0.90%	IB	$130.60	14

EQ/LONG-TERM BOND+	0.00%	IB	$10.38	80
EQ/LONG-TERM BOND+	0.00%	IB	$103.85	—

EQ/LOOMIS SAYLES GROWTH+	0.00%	IB	$22.65	317
EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$71.42	107
EQ/LOOMIS SAYLES GROWTH+	0.00%	IB	$236.07	8
EQ/LOOMIS SAYLES GROWTH+	0.00%	IB	$237.89	3
EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$761.32	2
EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$929.66	51
EQ/LOOMIS SAYLES GROWTH	0.60%	IB	$676.55	12
EQ/LOOMIS SAYLES GROWTH	0.60%	IB	$684.41	26
EQ/LOOMIS SAYLES GROWTH	0.80%	IB	$660.43	—
EQ/LOOMIS SAYLES GROWTH	0.90%	IB	$648.77	2

EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$13.87	482
EQ/MFS INTERNATIONAL GROWTH+	0.00%	IB	$14.11	469

The accompanying notes are an integral part of these financial statements.

FSA-37

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$138.74	—
EQ/MFS INTERNATIONAL GROWTH+	0.00%	IB	$148.99	3
EQ/MFS INTERNATIONAL GROWTH+	0.00%	IB	$150.54	11
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$239.14	76
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$381.62	148
EQ/MFS INTERNATIONAL GROWTH	0.60%	IB	$136.95	1
EQ/MFS INTERNATIONAL GROWTH	0.60%	IB	$214.97	117
EQ/MFS INTERNATIONAL GROWTH	0.80%	IB	$207.44	—
EQ/MFS INTERNATIONAL GROWTH	0.90%	IB	$203.77	24

EQ/MFS INTERNATIONAL INTRINSIC VALUE+	0.00%	IB	$13.44	447
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	IB	$31.61	671
EQ/MFS INTERNATIONAL INTRINSIC VALUE+	0.00%	IB	$139.17	1
EQ/MFS INTERNATIONAL INTRINSIC VALUE+	0.00%	IB	$141.06	14
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	IB	$316.10	258
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.60%	IB	$289.35	96
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.80%	IB	$280.91	—
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.90%	IB	$276.78	10

EQ/MFS MID CAP FOCUSED GROWTH+	0.00%	IB	$16.61	439
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$49.86	159
EQ/MFS MID CAP FOCUSED GROWTH+	0.00%	IB	$173.67	7
EQ/MFS MID CAP FOCUSED GROWTH+	0.00%	IB	$178.15	7
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$498.59	73
EQ/MFS MID CAP FOCUSED GROWTH	0.60%	IB	$456.40	38
EQ/MFS MID CAP FOCUSED GROWTH	0.80%	IB	$443.08	—
EQ/MFS MID CAP FOCUSED GROWTH	0.90%	IB	$436.57	3

EQ/MFS TECHNOLOGY	0.00%	IB	$19.97	521
EQ/MFS TECHNOLOGY+	0.00%	IB	$24.15	364
EQ/MFS TECHNOLOGY+	0.00%	IB	$149.25	28
EQ/MFS TECHNOLOGY	0.00%	IB	$203.04	347
EQ/MFS TECHNOLOGY	0.60%	IB	$197.48	166
EQ/MFS TECHNOLOGY	0.80%	IB	$195.66	—
EQ/MFS TECHNOLOGY	0.90%	IB	$194.75	15

EQ/MFS UTILITIES SERIES+	0.00%	IB	$13.78	107
EQ/MFS UTILITIES SERIES	0.00%	IB	$32.47	113
EQ/MFS UTILITIES SERIES+	0.00%	IB	$120.39	2
EQ/MFS UTILITIES SERIES	0.00%	IB	$324.74	—

EQ/MID CAP INDEX+	0.00%	IB	$16.61	914
EQ/MID CAP INDEX	0.00%	IB	$70.06	181
EQ/MID CAP INDEX+	0.00%	IB	$176.36	18
EQ/MID CAP INDEX+	0.00%	IB	$176.53	42
EQ/MID CAP INDEX	0.00%	IB	$511.98	140
EQ/MID CAP INDEX	0.00%	IB	$541.70	7
EQ/MID CAP INDEX	0.00%	IB	$801.56	48
EQ/MID CAP INDEX	0.60%	IB	$442.24	191
EQ/MID CAP INDEX	0.60%	IB	$523.80	2
EQ/MID CAP INDEX	0.80%	IB	$421.07	1
EQ/MID CAP INDEX	0.90%	IB	$410.88	11

EQ/MID CAP VALUE MANAGED VOLATILITY+	0.00%	IB	$15.08	53
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$55.48	22

The accompanying notes are an integral part of these financial statements.

FSA-38

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP VALUE MANAGED VOLATILITY+	0.00%	IB	$159.93	2
EQ/MID CAP VALUE MANAGED VOLATILITY+	0.00%	IB	$161.53	4
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$492.80	1
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$634.35	27
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$637.06	14
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$684.38	71
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IB	$451.32	3
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IB	$523.92	13
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IB	$539.34	195
EQ/MID CAP VALUE MANAGED VOLATILITY	0.80%	IB	$510.09	2
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IB	$496.07	17

EQ/MODERATE ALLOCATION	0.00%	IA	$26.09	325
EQ/MODERATE ALLOCATION	0.00%	IA	$196.37	2
EQ/MODERATE ALLOCATION	0.00%	IA	$562.16	116
EQ/MODERATE ALLOCATION	0.60%	IA	$1,147.43	371
EQ/MODERATE ALLOCATION	0.80%	IA	$363.09	6
EQ/MODERATE ALLOCATION	0.90%	IA	$454.52	69
EQ/MODERATE ALLOCATION+	0.00%	IB	$12.84	696
EQ/MODERATE ALLOCATION+	0.00%	IB	$132.01	20
EQ/MODERATE ALLOCATION+	0.00%	IB	$133.70	73
EQ/MODERATE ALLOCATION	0.00%	IB	$276.79	347
EQ/MODERATE ALLOCATION	0.60%	IB	$242.28	197

EQ/MODERATE GROWTH STRATEGY	0.00%	IB	$261.73	586

EQ/MODERATE-PLUS ALLOCATION+	0.00%	IB	$14.28	1,256
EQ/MODERATE-PLUS ALLOCATION	0.00%	IB	$34.46	626
EQ/MODERATE-PLUS ALLOCATION+	0.00%	IB	$148.75	11
EQ/MODERATE-PLUS ALLOCATION+	0.00%	IB	$150.21	77
EQ/MODERATE-PLUS ALLOCATION	0.00%	IB	$233.36	—
EQ/MODERATE-PLUS ALLOCATION	0.00%	IB	$356.18	729
EQ/MODERATE-PLUS ALLOCATION	0.00%	IB	$363.60	263
EQ/MODERATE-PLUS ALLOCATION	0.60%	IB	$313.42	116
EQ/MODERATE-PLUS ALLOCATION	0.60%	IB	$319.95	186
EQ/MODERATE-PLUS ALLOCATION	0.80%	IB	$306.54	2
EQ/MODERATE-PLUS ALLOCATION	0.90%	IB	$300.05	28

EQ/MONEY MARKET	0.00%	IA	$11.45	12
EQ/MONEY MARKET	0.00%	IA	$11.50	1,138
EQ/MONEY MARKET	0.00%	IA	$197.11	1,263
EQ/MONEY MARKET	0.60%	IA	$263.59	375
EQ/MONEY MARKET	0.80%	IA	$145.61	—
EQ/MONEY MARKET	0.90%	IA	$159.37	24
EQ/MONEY MARKET+	0.00%	IB	$11.29	3,143
EQ/MONEY MARKET+	0.00%	IB	$112.99	69
EQ/MONEY MARKET+	0.00%	IB	$113.70	82
EQ/MONEY MARKET	0.00%	IB	$150.61	226
EQ/MONEY MARKET	0.60%	IB	$134.99	173

EQ/MORGAN STANLEY SMALL CAP GROWTH+	0.00%	IB	$19.69	259
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	IB	$167.00	143
EQ/MORGAN STANLEY SMALL CAP GROWTH+	0.00%	IB	$194.93	8
EQ/MORGAN STANLEY SMALL CAP GROWTH+	0.00%	IB	$209.00	8
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.60%	IB	$162.43	47

The accompanying notes are an integral part of these financial statements.

FSA-39

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.80%	IB	$160.93	—
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.90%	IB	$160.18	4

EQ/PIMCO GLOBAL REAL RETURN+	0.00%	IB	$10.12	39
EQ/PIMCO GLOBAL REAL RETURN+	0.00%	IB	$99.23	1
EQ/PIMCO GLOBAL REAL RETURN+	0.00%	IB	$101.71	4

EQ/PIMCO REAL RETURN+	0.00%	IB	$11.21	174
EQ/PIMCO REAL RETURN	0.00%	IB	$14.65	177
EQ/PIMCO REAL RETURN+	0.00%	IB	$111.77	4
EQ/PIMCO REAL RETURN+	0.00%	IB	$113.56	9
EQ/PIMCO REAL RETURN	0.00%	IB	$146.50	143
EQ/PIMCO REAL RETURN	0.60%	IB	$134.10	55
EQ/PIMCO REAL RETURN	0.80%	IB	$130.19	—
EQ/PIMCO REAL RETURN	0.90%	IB	$128.28	4

EQ/PIMCO TOTAL RETURN ESG+	0.00%	IB	$10.14	412
EQ/PIMCO TOTAL RETURN ESG	0.00%	IB	$14.00	385
EQ/PIMCO TOTAL RETURN ESG+	0.00%	IB	$100.58	4
EQ/PIMCO TOTAL RETURN ESG+	0.00%	IB	$103.75	18
EQ/PIMCO TOTAL RETURN ESG	0.00%	IB	$140.04	327
EQ/PIMCO TOTAL RETURN ESG	0.60%	IB	$128.19	133
EQ/PIMCO TOTAL RETURN ESG	0.80%	IB	$124.45	—
EQ/PIMCO TOTAL RETURN ESG	0.90%	IB	$122.62	9

EQ/PIMCO ULTRA SHORT BOND+	0.00%	IB	$11.33	243
EQ/PIMCO ULTRA SHORT BOND+	0.00%	IB	$113.68	6
EQ/PIMCO ULTRA SHORT BOND+	0.00%	IB	$114.47	8
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$139.06	46
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$142.51	149
EQ/PIMCO ULTRA SHORT BOND	0.60%	IB	$113.81	2
EQ/PIMCO ULTRA SHORT BOND	0.60%	IB	$124.34	44
EQ/PIMCO ULTRA SHORT BOND	0.60%	IB	$125.01	98
EQ/PIMCO ULTRA SHORT BOND	0.80%	IB	$120.63	—
EQ/PIMCO ULTRA SHORT BOND	0.90%	IB	$118.50	8

EQ/QUALITY BOND PLUS	0.00%	IA	$12.99	141
EQ/QUALITY BOND PLUS	0.00%	IA	$268.53	20
EQ/QUALITY BOND PLUS	0.60%	IA	$209.89	59
EQ/QUALITY BOND PLUS	0.80%	IA	$187.42	1
EQ/QUALITY BOND PLUS	0.90%	IA	$190.97	5

EQ/QUALITY BOND PLUS	0.00%	IB	$181.20	45
EQ/QUALITY BOND PLUS	0.60%	IB	$155.01	59

EQ/SMALL COMPANY INDEX+	0.00%	IB	$15.15	770
EQ/SMALL COMPANY INDEX	0.00%	IB	$55.42	178
EQ/SMALL COMPANY INDEX+	0.00%	IB	$161.28	31
EQ/SMALL COMPANY INDEX+	0.00%	IB	$163.20	38
EQ/SMALL COMPANY INDEX	0.00%	IB	$329.08	1
EQ/SMALL COMPANY INDEX	0.00%	IB	$596.81	104
EQ/SMALL COMPANY INDEX	0.00%	IB	$822.04	39
EQ/SMALL COMPANY INDEX	0.60%	IB	$494.70	5
EQ/SMALL COMPANY INDEX	0.60%	IB	$555.38	—
EQ/SMALL COMPANY INDEX	0.60%	IB	$562.59	22

The accompanying notes are an integral part of these financial statements.

FSA-40

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/SMALL COMPANY INDEX	0.60%	IB	$638.13	41
EQ/SMALL COMPANY INDEX	0.80%	IB	$607.38	—
EQ/SMALL COMPANY INDEX	0.90%	IB	$519.38	—
EQ/SMALL COMPANY INDEX	0.90%	IB	$594.26	4

EQ/T. ROWE PRICE HEALTH SCIENCES+	0.00%	IB	$14.04	304
EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$63.83	124
EQ/T. ROWE PRICE HEALTH SCIENCES+	0.00%	IB	$147.61	13
EQ/T. ROWE PRICE HEALTH SCIENCES+	0.00%	IB	$154.87	5
EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$638.33	2

EQ/VALUE EQUITY+	0.00%	IB	$14.62	90
EQ/VALUE EQUITY	0.00%	IB	$47.82	143
EQ/VALUE EQUITY+	0.00%	IB	$155.57	7
EQ/VALUE EQUITY+	0.00%	IB	$155.77	2
EQ/VALUE EQUITY	0.00%	IB	$446.78	1
EQ/VALUE EQUITY	0.00%	IB	$623.83	55
EQ/VALUE EQUITY	0.00%	IB	$821.06	96
EQ/VALUE EQUITY	0.60%	IB	$454.58	17
EQ/VALUE EQUITY	0.60%	IB	$548.99	1
EQ/VALUE EQUITY	0.60%	IB	$695.12	119
EQ/VALUE EQUITY	0.80%	IB	$657.43	1
EQ/VALUE EQUITY	0.90%	IB	$639.36	14

EQ/WELLINGTON ENERGY	0.00%	IB	$9.33	338
EQ/WELLINGTON ENERGY	0.00%	IB	$93.26	133
EQ/WELLINGTON ENERGY	0.60%	IB	$85.37	55
EQ/WELLINGTON ENERGY	0.80%	IB	$82.87	—
EQ/WELLINGTON ENERGY	0.90%	IB	$81.66	1

EQUITABLE CONSERVATIVE GROWTH MF/ETF+	0.00%	IB	$13.33	67
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.00%	IB	$16.50	9
EQUITABLE CONSERVATIVE GROWTH MF/ETF+	0.00%	IB	$136.21	—
EQUITABLE CONSERVATIVE GROWTH MF/ETF+	0.00%	IB	$139.09	4
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.00%	IB	$179.29	77
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.60%	IB	$167.15	7
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.80%	IB	$163.27	—

EQUITABLE GROWTH MF/ETF+	0.00%	IB	$11.20	69
EQUITABLE GROWTH MF/ETF+	0.00%	IB	$112.02	—

EQUITABLE MODERATE GROWTH MF/ETF+	0.00%	IB	$11.02	9
EQUITABLE MODERATE GROWTH MF/ETF+	0.00%	IB	$110.23	—

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO+	0.00%	SERVICE CLASS 2	$14.84	186
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	0.00%	SERVICE CLASS 2	$41.96	13
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO+	0.00%	SERVICE CLASS 2	$112.95	3
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	0.00%	SERVICE CLASS 2	$433.88	2

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$57.31	110
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$609.26	5

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	0.00%	SERVICE CLASS 2	$11.58	599
FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	0.00%	SERVICE CLASS 2	$115.77	29

FIDELITY® VIP GROWTH & INCOME PORTFOLIO+	0.00%	SERVICE CLASS 2	$19.40	536
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$73.10	93
FIDELITY® VIP GROWTH & INCOME PORTFOLIO+	0.00%	SERVICE CLASS 2	$212.78	4

The accompanying notes are an integral part of these financial statements.

FSA-41

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
FIDELITY® VIP GROWTH & INCOME PORTFOLIO+	0.00%	SERVICE CLASS 2	$216.00	9
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$528.15	24
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$717.51	1
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.60%	SERVICE CLASS 2	$483.46	20
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.80%	SERVICE CLASS 2	$469.35	—
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.90%	SERVICE CLASS 2	$462.46	1

FIDELITY® VIP HIGH INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$31.59	74
FIDELITY® VIP HIGH INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$328.64	6

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$17.76	675
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$195.13	43

FIDELITY® VIP MID CAP PORTFOLIO+	0.00%	SERVICE CLASS 2	$17.67	165
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$64.75	139
FIDELITY® VIP MID CAP PORTFOLIO+	0.00%	SERVICE CLASS 2	$184.48	6
FIDELITY® VIP MID CAP PORTFOLIO+	0.00%	SERVICE CLASS 2	$188.34	4
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$392.49	64
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$1,031.80	3
FIDELITY® VIP MID CAP PORTFOLIO	0.60%	SERVICE CLASS 2	$359.27	25
FIDELITY® VIP MID CAP PORTFOLIO	0.80%	SERVICE CLASS 2	$348.79	—
FIDELITY® VIP MID CAP PORTFOLIO	0.90%	SERVICE CLASS 2	$343.67	4

FIDELITY® VIP VALUE PORTFOLIO+	0.00%	SERVICE CLASS 2	$18.27	398
FIDELITY® VIP VALUE PORTFOLIO	0.00%	SERVICE CLASS 2	$75.05	37
FIDELITY® VIP VALUE PORTFOLIO+	0.00%	SERVICE CLASS 2	$132.21	7
FIDELITY® VIP VALUE PORTFOLIO	0.00%	SERVICE CLASS 2	$679.14	—

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	0.00%	SERVICE CLASS 2	$81.44	15
FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	0.00%	SERVICE CLASS 2	$835.12	—

FRANKLIN SMALL CAP VALUE VIP FUND+	0.00%	CLASS 2	$15.32	348
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$36.58	193
FRANKLIN SMALL CAP VALUE VIP FUND+	0.00%	CLASS 2	$167.45	4
FRANKLIN SMALL CAP VALUE VIP FUND+	0.00%	CLASS 2	$174.52	3
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$365.76	25
FRANKLIN SMALL CAP VALUE VIP FUND	0.60%	CLASS 2	$334.81	16
FRANKLIN SMALL CAP VALUE VIP FUND	0.80%	CLASS 2	$325.04	—
FRANKLIN SMALL CAP VALUE VIP FUND	0.90%	CLASS 2	$320.26	3

INVESCO V.I. DIVERSIFIED DIVIDEND FUND+	0.00%	SERIES II	$14.92	79
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$33.34	286
INVESCO V.I. DIVERSIFIED DIVIDEND FUND+	0.00%	SERIES II	$124.22	3
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$333.45	6

INVESCO V.I. MAIN STREET MID CAP FUND	0.00%	SERIES II	$30.49	72
INVESCO V.I. MAIN STREET MID CAP FUND	0.00%	SERIES II	$304.92	9
INVESCO V.I. MAIN STREET MID CAP FUND	0.60%	SERIES II	$279.11	4
INVESCO V.I. MAIN STREET MID CAP FUND	0.80%	SERIES II	$270.97	—

INVESCO V.I. MAIN STREET MID CAP FUND	0.90%	SERIES II	$266.99	—

INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$36.61	49
INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$366.12	19
INVESCO V.I. SMALL CAP EQUITY FUND	0.60%	SERIES II	$335.14	7
INVESCO V.I. SMALL CAP EQUITY FUND	0.80%	SERIES II	$325.36	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$320.58	—

The accompanying notes are an integral part of these financial statements.

FSA-42

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

JANUS HENDERSON BALANCED PORTFOLIO+	0.00%	SERVICE SHARES	$12.32	519
JANUS HENDERSON BALANCED PORTFOLIO+	0.00%	SERVICE SHARES	$123.17	8

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO+	0.00%	VC SHARES	$11.27	334
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO+	0.00%	VC SHARES	$112.98	1
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO+	0.00%	VC SHARES	$115.30	7

MACQUARIE VIP HIGH INCOME SERIES+	0.00%	SERVICE CLASS	$12.28	610
MACQUARIE VIP HIGH INCOME SERIES	0.00%	SERVICE CLASS	$15.81	641
MACQUARIE VIP HIGH INCOME SERIES+	0.00%	SERVICE CLASS	$123.28	10
MACQUARIE VIP HIGH INCOME SERIES+	0.00%	SERVICE CLASS	$123.59	11
MACQUARIE VIP HIGH INCOME SERIES	0.00%	SERVICE CLASS	$158.10	208
MACQUARIE VIP HIGH INCOME SERIES	0.60%	SERVICE CLASS	$147.40	79
MACQUARIE VIP HIGH INCOME SERIES	0.80%	SERVICE CLASS	$143.98	—
MACQUARIE VIP HIGH INCOME SERIES	0.90%	SERVICE CLASS	$142.30	4

MFS® INVESTORS TRUST SERIES	0.00%	SERVICE CLASS	$485.10	8
MFS® INVESTORS TRUST SERIES	0.60%	SERVICE CLASS	$444.05	3
MFS® INVESTORS TRUST SERIES	0.80%	SERVICE CLASS	$431.09	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.00%	SERVICE CLASS	$602.44	12
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.60%	SERVICE CLASS	$551.47	11
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.80%	SERVICE CLASS	$535.38	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.90%	SERVICE CLASS	$527.52	—

MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$102.60	16
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$580.60	—
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$1,067.94	90
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IA	$765.80	2
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IA	$3,889.48	140
MULTIMANAGER AGGRESSIVE EQUITY	0.80%	IA	$557.34	9
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$987.50	45

MULTIMANAGER AGGRESSIVE EQUITY+	0.00%	IB	$21.95	176
MULTIMANAGER AGGRESSIVE EQUITY+	0.00%	IB	$229.94	1
MULTIMANAGER AGGRESSIVE EQUITY+	0.00%	IB	$233.84	12
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IB	$543.91	43
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IB	$468.12	83

MULTIMANAGER CORE BOND	0.00%	IB	$15.01	194
MULTIMANAGER CORE BOND	0.00%	IB	$177.18	—
MULTIMANAGER CORE BOND	0.00%	IB	$187.51	82
MULTIMANAGER CORE BOND	0.00%	IB	$193.31	102
MULTIMANAGER CORE BOND	0.60%	IB	$168.32	108
MULTIMANAGER CORE BOND	0.60%	IB	$172.19	3
MULTIMANAGER CORE BOND	0.80%	IB	$160.70	—
MULTIMANAGER CORE BOND	0.90%	IB	$157.02	10

MULTIMANAGER TECHNOLOGY+	0.00%	IB	$23.43	368
MULTIMANAGER TECHNOLOGY	0.00%	IB	$156.24	83

The accompanying notes are an integral part of these financial statements.

FSA-43

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MULTIMANAGER TECHNOLOGY+	0.00%	IB	$245.07	14
MULTIMANAGER TECHNOLOGY+	0.00%	IB	$247.82	31
MULTIMANAGER TECHNOLOGY	0.00%	IB	$1,775.35	39
MULTIMANAGER TECHNOLOGY	0.00%	IB	$2,183.79	20
MULTIMANAGER TECHNOLOGY	0.60%	IB	$952.89	164
MULTIMANAGER TECHNOLOGY	0.60%	IB	$1,063.61	2
MULTIMANAGER TECHNOLOGY	0.80%	IB	$1,491.58	—
MULTIMANAGER TECHNOLOGY	0.90%	IB	$888.91	8

NATURAL RESOURCES PORTFOLIO	0.00%	CLASS II	$25.42	85
NATURAL RESOURCES PORTFOLIO	0.00%	CLASS II	$98.82	6

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO+	0.00%	ADVISOR CLASS	$14.45	91
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$97.62	125
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO+	0.00%	ADVISOR CLASS	$148.69	3
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO+	0.00%	ADVISOR CLASS	$150.68	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.60%	ADVISOR CLASS	$89.36	26
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.80%	ADVISOR CLASS	$86.75	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.90%	ADVISOR CLASS	$85.47	2

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO+	0.00%	CLASS II	$20.83	147
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO+	0.00%	CLASS II	$208.25	4

T. ROWE PRICE EQUITY INCOME PORTFOLIO+	0.00%	CLASS II	$15.44	188
T. ROWE PRICE EQUITY INCOME PORTFOLIO+	0.00%	CLASS II	$164.19	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO+	0.00%	CLASS II	$167.55	5
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$355.20	40
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.60%	CLASS II	$325.14	25
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.80%	CLASS II	$315.65	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.90%	CLASS II	$311.02	3

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO+	0.00%	CLASS II	$13.82	57
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO+	0.00%	CLASS II	$138.22	4

TARGET 2015 ALLOCATION	0.00%	IB	$25.58	4
TARGET 2015 ALLOCATION	0.00%	IB	$201.11	—

TARGET 2025 ALLOCATION	0.00%	IB	$33.77	45
TARGET 2025 ALLOCATION	0.00%	IB	$170.25	8
TARGET 2025 ALLOCATION	0.00%	IB	$251.24	9
TARGET 2025 ALLOCATION	0.60%	IB	$160.62	19
TARGET 2025 ALLOCATION	0.80%	IB	$157.52	—

TARGET 2035 ALLOCATION	0.00%	IB	$40.35	71
TARGET 2035 ALLOCATION	0.00%	IB	$191.20	13
TARGET 2035 ALLOCATION	0.00%	IB	$289.03	12
TARGET 2035 ALLOCATION	0.60%	IB	$180.38	16

TARGET 2045 ALLOCATION	0.00%	IB	$45.58	97
TARGET 2045 ALLOCATION	0.00%	IB	$204.68	17
TARGET 2045 ALLOCATION	0.00%	IB	$312.98	4
TARGET 2045 ALLOCATION	0.60%	IB	$193.11	5
TARGET 2045 ALLOCATION	0.80%	IB	$189.38	—
TARGET 2055 ALLOCATION	0.00%	IB	$22.20	45
TARGET 2055 ALLOCATION	0.00%	IB	$222.03	25
TARGET 2055 ALLOCATION	0.60%	IB	$209.47	4

The accompanying notes are an integral part of these financial statements.

FSA-44

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$11.17	208
TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$120.38	—
TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$122.86	4
TEMPLETON DEVELOPING MARKETS VIP FUND	0.00%	CLASS 2	$145.15	97
TEMPLETON DEVELOPING MARKETS VIP FUND	0.60%	CLASS 2	$132.86	25
TEMPLETON DEVELOPING MARKETS VIP FUND	0.80%	CLASS 2	$128.98	—
TEMPLETON DEVELOPING MARKETS VIP FUND	0.90%	CLASS 2	$127.09	3

TEMPLETON GLOBAL BOND VIP FUND+	0.00%	CLASS 2	$8.05	134
TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$10.11	329
TEMPLETON GLOBAL BOND VIP FUND+	0.00%	CLASS 2	$79.72	4
TEMPLETON GLOBAL BOND VIP FUND+	0.00%	CLASS 2	$80.59	1
TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$101.10	251
TEMPLETON GLOBAL BOND VIP FUND	0.60%	CLASS 2	$92.54	67
TEMPLETON GLOBAL BOND VIP FUND	0.80%	CLASS 2	$89.84	—
TEMPLETON GLOBAL BOND VIP FUND	0.90%	CLASS 2	$88.52	8

VANECK VIP GLOBAL RESOURCES FUND+	0.00%	CLASS S	$15.38	33
VANECK VIP GLOBAL RESOURCES FUND	0.00%	CLASS S	$94.77	105
VANECK VIP GLOBAL RESOURCES FUND+	0.00%	CLASS S	$99.27	4
VANECK VIP GLOBAL RESOURCES FUND	0.60%	CLASS S	$86.75	33
VANECK VIP GLOBAL RESOURCES FUND	0.80%	CLASS S	$84.21	—
VANECK VIP GLOBAL RESOURCES FUND	0.90%	CLASS S	$82.98	1

VANGUARD VARIABLE INSURANCE FUND EQUITY INDEX PORTFOLIO	0.60%	COMMON SHARES	$671.65	28

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.
+	This Variable Investment Option is subject to an Investment Expense Reduction (See Note 7).

FSA-45

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT MULTI- ALTERNATIVE STRATEGIES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$119,876	$511,007	$513,727	$357,192	$1,583,842	$14,566
Expenses:
Asset-based charges	1,569	4,264	42,345	38,457	385,788	—

Net expenses	1,569	4,264	42,345	38,457	385,788	—

Net Investment Income (Loss)	118,307	506,743	471,382	318,735	1,198,054	14,566

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(251,981)	(167,822)	247,158	292	7,328,188	1,459
Net realized gain distribution from the Portfolios	—	—	2,003,262	837,857	19,786,026	—

Net realized gain (loss)	(251,981)	(167,822)	2,250,420	838,149	27,114,214	1,459

Net change in unrealized appreciation (depreciation) of investments	692,168	(77,029)	(429,749)	349,803	(127,296)	27,236

Net Realized and Unrealized Gain (Loss) on Investments	440,187	(244,851)	1,820,671	1,187,952	26,986,918	28,695

Net Increase (Decrease) in Net Assets Resulting from Operations	$558,494	$261,892	$2,292,053	$1,506,687	$28,184,972	$43,261

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-46

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS DISCOVERY VALUE PORTFOLIO**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$54,036	$65,202	$629,762	$176,755	$34,051	$1,054
Expenses:
Asset-based charges	—	—	81,843	18,063	14,498	—

Net expenses	—	—	81,843	18,063	14,498	—

Net Investment Income (Loss)	54,036	65,202	547,919	158,692	19,553	1,054

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	16,398	13,324	1,109,423	359,810	515,280	3,889
Net realized gain distribution from the Portfolios	—	—	2,952,317	1,162,759	351,700	8,307

Net realized gain (loss)	16,398	13,324	4,061,740	1,522,569	866,980	12,196

Net change in unrealized appreciation (depreciation) of investments	(173,809)	(33,991)	3,161,369	927,308	602,084	(2,838)

Net Realized and Unrealized Gain (Loss) on Investments	(157,411)	(20,667)	7,223,109	2,449,877	1,469,064	9,358

Net Increase (Decrease) in Net Assets Resulting from Operations	$(103,375)	$44,535	$7,771,028	$2,608,569	$1,488,617	$10,412

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-47

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	AB VPS RELATIVE VALUE PORTFOLIO **	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$7,712	$—	$165,921	$155,921	$637,773	$104,564
Expenses:
Asset-based charges	—	—	—	24,659	53,278	—

Net expenses	—	—	—	24,659	53,278	—

Net Investment Income (Loss)	7,712	—	165,921	131,262	584,495	104,564

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,688	1,347	(20,019)	(1,408,006)	375,547	(149,057)
Net realized gain distribution from the Portfolios	21,700	401	337,627	677,635	251,415	564,529

Net realized gain (loss)	23,388	1,748	317,608	(730,371)	626,962	415,472

Net change in unrealized appreciation (depreciation) of investments	10,695	523	620,667	912,350	1,971,117	48,989

Net Realized and Unrealized Gain (Loss) on Investments	34,083	2,271	938,275	181,979	2,598,079	464,461

Net Increase (Decrease) in Net Assets Resulting from Operations	$41,795	$2,271	$1,104,196	$313,241	$3,182,574	$569,025

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-48

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*	EQ/AB SUSTAINABLE U.S. THEMATIC*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$10,483	$74,283	$326,894	$107,844	$708,026	$231
Expenses:
Asset-based charges	—	16,418	46,723	12,861	948,535	—

Net expenses	—	16,418	46,723	12,861	948,535	—

Net Investment Income (Loss)	10,483	57,865	280,171	94,983	(240,509)	231

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	21,946	75,026	652,782	(126,148)	(3,776,735)	2,358
Net realized gain distribution from the Portfolios	65,344	619,419	4,831,076	509,704	23,715,202	—

Net realized gain (loss)	87,290	694,445	5,483,858	383,556	19,938,467	2,358

Net change in unrealized appreciation (depreciation) of investments	154,949	10,291	418,419	272,886	10,177,274	7,797

Net Realized and Unrealized Gain (Loss) on Investments	242,239	704,736	5,902,277	656,442	30,115,741	10,155

Net Increase (Decrease) in Net Assets Resulting from Operations	$252,722	$762,601	$6,182,448	$751,425	$29,875,232	$10,386

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-49

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,047,521	$995,330	$1,880,886	$1,255,474	$2,926,773	$—
Expenses:
Asset-based charges	268,591	34,539	245,660	—	769,037	317,108

Net expenses	268,591	34,539	245,660	—	769,037	317,108

Net Investment Income (Loss)	3,778,930	960,791	1,635,226	1,255,474	2,157,736	(317,108)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,746,659)	(76,573)	82,278	360,771	7,849,110	5,379,880
Net realized gain distribution from the Portfolios	10,049,985	1,131,323	5,812,588	2,008,929	21,253,898	9,083,609

Net realized gain (loss)	8,303,326	1,054,750	5,894,866	2,369,700	29,103,008	14,463,489

Net change in unrealized appreciation (depreciation) of investments	11,761,630	2,378,199	977,503	469,458	13,695,165	15,697,175

Net Realized and Unrealized Gain (Loss) on Investments	20,064,956	3,432,949	6,872,369	2,839,158	42,798,173	30,160,664

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,843,886	$4,393,740	$8,507,595	$4,094,632	$44,955,909	$29,843,556

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-50

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$17,402,995	$556,828	$237,471	$89,281	$822,168	$2,561,446
Expenses:
Asset-based charges	11,319,091	35,385	—	—	46,004	280,509

Net expenses	11,319,091	35,385	—	—	46,004	280,509

Net Investment Income (Loss)	6,083,904	521,443	237,471	89,281	776,164	2,280,937

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	80,052,017	(310,571)	23,098	(15,124)	(751,173)	(719,520)
Net realized gain distribution from the Portfolios	154,776,934	340,278	300,489	32,743	1,194,152	—

Net realized gain (loss)	234,828,951	29,707	323,587	17,619	442,979	(719,520)

Net change in unrealized appreciation (depreciation) of investments	213,325,979	224,642	71,148	38,677	788,690	608,785

Net Realized and Unrealized Gain (Loss) on Investments	448,154,930	254,349	394,735	56,296	1,231,669	(110,735)

Net Increase (Decrease) in Net Assets Resulting from Operations	$454,238,834	$775,792	$632,206	$145,577	$2,007,833	$2,170,202

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-51

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,853,869	$62,364	$16,527,851	$723,348	$840,378	$1,843,444
Expenses:
Asset-based charges	349,430	—	4,309,706	764,812	190,384	478,557

Net expenses	349,430	—	4,309,706	764,812	190,384	478,557

Net Investment Income (Loss)	5,504,439	62,364	12,218,145	(41,464)	649,994	1,364,887

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(2,835,003)	31,484	77,749,496	6,863,045	4,609,106	4,069,194
Net realized gain distribution from the Portfolios	—	—	39,983,852	13,412,287	2,863,432	15,595,148

Net realized gain (loss)	(2,835,003)	31,484	117,733,348	20,275,332	7,472,538	19,664,342

Net change in unrealized appreciation (depreciation) of investments	(3,793,889)	(12,026)	255,786,694	18,972,318	1,191,648	(4,224,000)

Net Realized and Unrealized Gain (Loss) on Investments	(6,628,892)	19,458	373,520,042	39,247,650	8,664,186	15,440,342

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,124,453)	$81,822	$385,738,187	$39,206,186	$9,314,180	$16,805,229

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-52

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE CORPORATE BOND*(a)	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$163,206	$2,291,076	$3,671	$1,258,955	$1,334,513	$10,829,087
Expenses:
Asset-based charges	47,834	—	—	174,259	134,804	1,384,034

Net expenses	47,834	—	—	174,259	134,804	1,384,034

Net Investment Income (Loss)	115,372	2,291,076	3,671	1,084,696	1,199,709	9,445,053

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	714,161	996,549	(190)	(545,988)	682,324	9,385,985
Net realized gain distribution from the Portfolios	967,746	5,103,854	1,027	—	2,957,471	—

Net realized gain (loss)	1,681,907	6,100,403	837	(545,988)	3,639,795	9,385,985

Net change in unrealized appreciation (depreciation) of investments	880,884	2,490,048	(5,609)	451,637	(3,042,911)	(2,969,504)

Net Realized and Unrealized Gain (Loss) on Investments	2,562,791	8,590,451	(4,772)	(94,351)	596,884	6,416,481

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,678,163	$10,881,527	$(1,101)	$990,345	$1,796,593	$15,861,534

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on May 13, 2024.

FSA-53

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/JANUS ENTERPRISE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$204,147	$1,872,061	$642,404	$—	$1,133,388	$13,261
Expenses:
Asset-based charges	4,012	221,770	69,526	—	47,942	218,168

Net expenses	4,012	221,770	69,526	—	47,942	218,168

Net Investment Income (Loss)	200,135	1,650,291	572,878	—	1,085,446	(204,907)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	40,768	722,619	905,130	76,827	5,253	1,849,531
Net realized gain distribution from the Portfolios	119,846	4,247,299	4,033,535	139,792	183,036	8,186,758

Net realized gain (loss)	160,614	4,969,918	4,938,665	216,619	188,289	10,036,289

Net change in unrealized appreciation (depreciation) of investments	(164,362)	(5,658,894)	273,850	117,667	(1,064,999)	3,368,823

Net Realized and Unrealized Gain (Loss) on Investments	(3,748)	(688,976)	5,212,515	334,286	(876,710)	13,405,112

Net Increase (Decrease) in Net Assets Resulting from Operations	$196,387	$961,315	$5,785,393	$334,286	$208,736	$13,200,205

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-54

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$1,554,358	$508,640	$131,836	$1,379,156	$947,111
Expenses:
Asset-based charges	479,866	299,891	67,354	1,231,458	1,606,461	118,748

Net expenses	479,866	299,891	67,354	1,231,458	1,606,461	118,748

Net Investment Income (Loss)	(479,866)	1,254,467	441,286	(1,099,622)	(227,305)	828,363

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	8,862,930	2,354,494	546,934	17,600,569	10,699,303	1,688,939
Net realized gain distribution from the Portfolios	13,205,365	16,009,973	9,165,378	27,637,317	50,322,835	3,360,125

Net realized gain (loss)	22,068,295	18,364,467	9,712,312	45,237,886	61,022,138	5,049,064

Net change in unrealized appreciation (depreciation) of investments	45,730,853	(1,386,240)	237,246	52,236,036	42,739,981	1,574,555

Net Realized and Unrealized Gain (Loss) on Investments	67,799,148	16,978,227	9,949,558	97,473,922	103,762,119	6,623,619

Net Increase (Decrease) in Net Assets Resulting from Operations	$67,319,282	$18,232,694	$10,390,844	$96,374,300	$103,534,814	$7,451,982

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-55

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LONG-TERM BOND*(a)	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$6,636,973	$2,654,956	$33,119	$—	$904,646	$2,095,793
Expenses:
Asset-based charges	1,892,352	90,487	—	157,427	198,761	199,725

Net expenses	1,892,352	90,487	—	157,427	198,761	199,725

Net Investment Income (Loss)	4,744,621	2,564,469	33,119	(157,427)	705,885	1,896,068

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	17,965,011	1,405,784	(3,526)	3,355,129	324,460	4,743,905
Net realized gain distribution from the Portfolios	39,623,079	2,649,147	—	15,920,293	7,094,029	8,938,453

Net realized gain (loss)	57,588,090	4,054,931	(3,526)	19,275,422	7,418,489	13,682,358

Net change in unrealized appreciation (depreciation) of investments	(8,595,906)	(2,093,286)	(95,350)	5,167,866	1,425,706	(5,839,235)

Net Realized and Unrealized Gain (Loss) on Investments	48,992,184	1,961,645	(98,876)	24,443,288	8,844,195	7,843,123

Net Increase (Decrease) in Net Assets Resulting from Operations	$53,736,805	$4,526,114	$(65,757)	$24,285,861	$9,550,080	$9,739,191

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on May 13, 2024.

FSA-56

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$—	$81,241	$2,108,007	$2,761,153	$18,635,157
Expenses:
Asset-based charges	113,829	187,827	—	560,751	769,118	3,303,103

Net expenses	113,829	187,827	—	560,751	769,118	3,303,103

Net Investment Income (Loss)	(113,829)	(187,827)	81,241	1,547,256	1,992,035	15,332,054

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,934,856	6,594,254	12,191	5,680,356	6,455,380	(7,631,318)
Net realized gain distribution from the Portfolios	6,222,414	13,075,366	81,526	15,424,509	21,945,881	27,936,866

Net realized gain (loss)	9,157,270	19,669,620	93,717	21,104,865	28,401,261	20,305,548

Net change in unrealized appreciation (depreciation) of investments	(62,152)	12,177,026	351,993	5,512,326	(9,258,883)	15,813,807

Net Realized and Unrealized Gain (Loss) on Investments	9,095,118	31,846,646	445,710	26,617,191	19,142,378	36,119,355

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,981,289	$31,658,819	$526,951	$28,164,447	$21,134,413	$51,451,409

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-57

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,835,311	$12,302,834	$22,033,355	$3,533	$4,621	$1,288,093
Expenses:
Asset-based charges	—	658,324	943,348	45,677	—	41,604

Net expenses	—	658,324	943,348	45,677	—	41,604

Net Investment Income (Loss)	3,835,311	11,644,510	21,090,007	(42,144)	4,621	1,246,489

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,071,092	(5,086,273)	39,316	(4,384,900)	(29,204)	(1,001,478)
Net realized gain distribution from the Portfolios	8,996,933	28,431,454	91,295	—	—	1,348,275

Net realized gain (loss)	10,068,025	23,345,181	130,611	(4,384,900)	(29,204)	346,797

Net change in unrealized appreciation (depreciation) of investments	1,236,256	14,881,968	(40,785)	11,037,500	23,537	(980,138)

Net Realized and Unrealized Gain (Loss) on Investments	11,304,281	38,227,149	89,826	6,652,600	(5,667)	(633,341)

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,139,592	$49,871,659	$21,179,833	$6,610,456	$(1,046)	$613,148

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-58

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,274,987	$2,301,035	$1,165,298	$2,119,481	$—	$2,218,834
Expenses:
Asset-based charges	118,428	93,489	142,135	264,739	—	667,583

Net expenses	118,428	93,489	142,135	264,739	—	667,583

Net Investment Income (Loss)	3,156,559	2,207,546	1,023,163	1,854,742	—	1,551,251

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,936,435)	124,376	(506,618)	(34,109)	873,417	6,032,300
Net realized gain distribution from the Portfolios	—	—	—	10,195,880	891,927	8,297,411

Net realized gain (loss)	(1,936,435)	124,376	(506,618)	10,161,771	1,765,344	14,329,711

Net change in unrealized appreciation (depreciation) of investments	133,958	67,266	(30,671)	4,421,158	(1,523,642)	(139,394)

Net Realized and Unrealized Gain (Loss) on Investments	(1,802,477)	191,642	(537,289)	14,582,929	241,702	14,190,317

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,354,082	$2,399,188	$485,874	$16,437,671	$241,702	$15,741,568

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-59

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*(a)	EQUITABLE MODERATE GROWTH MF/ETF*(a)	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$589,669	$514,385	$7,933	$2,737	$80,486	$148,198
Expenses:
Asset-based charges	30,638	6,402	—	—	—	—

Net expenses	30,638	6,402	—	—	—	—

Net Investment Income (Loss)	559,031	507,983	7,933	2,737	80,486	148,198

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,599,601	145,400	461	38	70,314	259,137
Net realized gain distribution from the Portfolios	—	156,886	—	—	44,397	550,683

Net realized gain (loss)	1,599,601	302,286	461	38	114,711	809,820

Net change in unrealized appreciation (depreciation) of investments	(335,953)	342,644	(7,583)	(2,509)	200,847	240,070

Net Realized and Unrealized Gain (Loss) on Investments	1,263,648	644,930	(7,122)	(2,471)	315,558	1,049,890

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,822,679	$1,152,913	$811	$266	$396,044	$1,198,088

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on May 13, 2024.

FSA-60

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP HIGH INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP VALUE PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$267,614	$533,621	$268,182	$676,655	$178,289	$121,583
Expenses:
Asset-based charges	—	58,490	—	—	59,063	—

Net expenses	—	58,490	—	—	59,063	—

Net Investment Income (Loss)	267,614	475,131	268,182	676,655	119,226	121,583

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1)	2,617,294	(98,607)	(519,616)	1,097,555	235,495
Net realized gain distribution from the Portfolios	—	2,856,432	—	—	6,854,837	994,038

Net realized gain (loss)	(1)	5,473,726	(98,607)	(519,616)	7,952,392	1,229,533

Net change in unrealized appreciation (depreciation) of investments	—	1,687,747	185,004	144,281	(513,543)	(532,367)

Net Realized and Unrealized Gain (Loss) on Investments	(1)	7,161,473	86,397	(375,335)	7,438,849	697,166

Net Increase (Decrease) in Net Assets Resulting from Operations	$267,613	$7,636,604	$354,579	$301,320	$7,558,075	$818,749

The accompanying notes are an integral part of these financial statements.

FSA-61

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$10,105	$267,424	$212,733	$6,934	$—	$83,713
Expenses:
Asset-based charges	—	42,127	—	6,378	12,950	—

Net expenses	—	42,127	—	6,378	12,950	—

Net Investment Income (Loss)	10,105	225,297	212,733	556	(12,950)	83,713

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	24,973	(549,083)	(297,256)	(57,016)	(224,635)	260,771
Net realized gain distribution from the Portfolios	180,278	660,984	518,553	138,831	521,216	—

Net realized gain (loss)	205,251	111,901	221,297	81,815	296,581	260,771

Net change in unrealized appreciation (depreciation) of investments	(84,159)	2,758,389	1,102,109	701,940	1,235,498	25,384

Net Realized and Unrealized Gain (Loss) on Investments	121,092	2,870,290	1,323,406	783,755	1,532,079	286,155

Net Increase (Decrease) in Net Assets Resulting from Operations	$131,197	$3,095,587	$1,536,139	$784,311	$1,519,129	$369,868

The accompanying notes are an integral part of these financial statements.

FSA-62

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MACQUARIE VIP HIGH INCOME SERIES	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$252,472	$3,523,105	$23,347	$17,625	$2,888,197	$1,997,427
Expenses:
Asset-based charges	—	61,793	8,473	39,113	3,697,359	118,547

Net expenses	—	61,793	8,473	39,113	3,697,359	118,547

Net Investment Income (Loss)	252,472	3,461,312	14,874	(21,488)	(809,162)	1,878,880

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(45,746)	(1,136,700)	54,393	195,382	24,654,364	(863,954)
Net realized gain distribution from the Portfolios	—	—	364,355	1,226,206	99,681,542	—

Net realized gain (loss)	(45,746)	(1,136,700)	418,748	1,421,588	124,335,906	(863,954)

Net change in unrealized appreciation (depreciation) of investments	12,478	957,061	406,354	509,719	60,210,480	(11,574)

Net Realized and Unrealized Gain (Loss) on Investments	(33,268)	(179,639)	825,102	1,931,307	184,546,386	(875,528)

Net Increase (Decrease) in Net Assets Resulting from Operations	$219,204	$3,281,673	$839,976	$1,909,819	$183,737,224	$1,003,352

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-63

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	MULTIMANAGER TECHNOLOGY*	NATURAL RESOURCES PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$—	$363,896	$—	$422,614	$—
Expenses:
Asset-based charges	978,617	—	21,154	—	53,919	—

Net expenses	978,617	—	21,154	—	53,919	—

Net Investment Income (Loss)	(978,617)	—	342,742	—	368,695	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	11,877,639	446,348	(1,591,672)	241,332	302,201	5,368
Net realized gain distribution from the Portfolios	36,014,687	—	—	166,319	1,771,095	127,973

Net realized gain (loss)	47,892,326	446,348	(1,591,672)	407,651	2,073,296	133,341

Net change in unrealized appreciation (depreciation) of investments	18,163,719	(302,142)	1,935,179	255,432	165,424	(76,048)

Net Realized and Unrealized Gain (Loss) on Investments	66,056,045	144,206	343,507	663,083	2,238,720	57,293

Net Increase (Decrease) in Net Assets Resulting from Operations	$65,077,428	$144,206	$686,249	$663,083	$2,607,415	$57,293

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-64

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,268	$209,302	$233,093	$172,031	$103,035	$796,700
Expenses:
Asset-based charges	—	17,793	15,672	4,457	5,274	26,066

Net expenses	—	17,793	15,672	4,457	5,274	26,066

Net Investment Income (Loss)	4,268	191,509	217,421	167,574	97,761	770,634

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	11,492	(244,650)	196,003	247,574	158,998	(532,069)
Net realized gain distribution from the Portfolios	7,877	569,561	269,905	167,308	85,016	153,113

Net realized gain (loss)	19,369	324,911	465,908	414,882	244,014	(378,956)

Net change in unrealized appreciation (depreciation) of investments	(7,694)	174,744	540,595	550,395	618,272	1,060,887

Net Realized and Unrealized Gain (Loss) on Investments	11,675	499,655	1,006,503	965,277	862,286	681,931

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,943	$691,164	$1,223,924	$1,132,851	$960,047	$1,452,565

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-65

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL RESOURCES FUND	VANGUARD VARIABLE INSURANCE FUND EQUITY INDEX PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$353,138	$219,481
Expenses:
Asset-based charges	46,925	19,526	103,385

Net expenses	46,925	19,526	103,385

Net Investment Income (Loss)	(46,925)	333,612	116,096

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,144,973)	484,516	1,279,109
Net realized gain distribution from the Portfolios	—	—	627,483

Net realized gain (loss)	(1,144,973)	484,516	1,906,592

Net change in unrealized appreciation (depreciation) of investments	(3,482,450)	(1,274,619)	1,622,993

Net Realized and Unrealized Gain (Loss) on Investments	(4,627,423)	(790,103)	3,529,585

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,674,348)	$(456,491)	$3,645,681

The accompanying notes are an integral part of these financial statements.

FSA-66

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*		1290 VT EQUITY INCOME*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$118,307	$125,304	$506,743	$322,591	$471,382	$456,371
Net realized gain (loss)	(251,981)	(553,324)	(167,822)	(226,003)	2,250,420	1,122,255
Net change in unrealized appreciation (depreciation) of investments	692,168	1,044,210	(77,029)	323,230	(429,749)	(372,561)

Net increase (decrease) in net assets resulting from operations	558,494	616,190	261,892	419,818	2,292,053	1,206,065

From Contractowners Transactions:
Payments received from contractowners	1,466,786	1,248,542	1,504,239	1,222,455	1,008,541	1,115,454
Transfers between Variable Investment Options including guaranteed interest account, net	8,320	(84,569)	1,325,843	2,842,003	(1,026,782)	(1,628,496)
Redemptions for contract benefits and terminations	(137,295)	(176,449)	(142,669)	(154,485)	(779,515)	(1,297,551)
Contract maintenance charges	(295,273)	(233,377)	(275,290)	(194,564)	(642,589)	(662,459)

Net increase (decrease) in net assets resulting from contractowners transactions	1,042,538	754,147	2,412,123	3,715,409	(1,440,345)	(2,473,052)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	4,128	2,794	5,946	3,289	—	231

Net Increase (Decrease) in Net Assets	1,605,160	1,373,131	2,679,961	4,138,516	851,708	(1,266,756)
Net Assets — Beginning of Year or Period	5,524,169	4,151,038	8,181,767	4,043,251	24,353,047	25,619,803

Net Assets — End of Year or Period	$7,129,329	$5,524,169	$10,861,728	$8,181,767	$25,204,755	$24,353,047

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-67

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT MULTI- ALTERNATIVE STRATEGIES*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$318,735	$260,161	$1,198,054	$1,118,839	$14,566	$6,806
Net realized gain (loss)	838,149	321,618	27,114,214	20,600,711	1,459	(2,100)
Net change in unrealized appreciation (depreciation) of investments	349,803	841,750	(127,296)	22,066,022	27,236	7,638

Net increase (decrease) in net assets resulting from operations	1,506,687	1,423,529	28,184,972	43,785,572	43,261	12,344

From Contractowners Transactions:
Payments received from contractowners	780,511	889,172	10,840,211	10,566,833	241,694	227,071
Transfers between Variable Investment Options including guaranteed interest account, net	2,021,759	(865,015)	(7,117,295)	(4,790,583)	56,939	28,594
Redemptions for contract benefits and terminations	(470,038)	(339,324)	(7,222,665)	(6,361,935)	(32)	—
Contract maintenance charges	(392,052)	(384,750)	(5,367,378)	(5,483,365)	(30,084)	(20,208)

Net increase (decrease) in net assets resulting from contractowners transactions	1,940,180	(699,917)	(8,867,127)	(6,069,050)	268,517	235,457

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	1,115	509	20,836	4,833	807	305

Net Increase (Decrease) in Net Assets	3,447,982	724,121	19,338,681	37,721,355	312,585	248,106
Net Assets — Beginning of Year or Period	16,303,064	15,578,943	251,000,726	213,279,371	350,479	102,373

Net Assets — End of Year or Period	$19,751,046	$16,303,064	$270,339,407	$251,000,726	$663,064	$350,479

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-68

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT NATURAL RESOURCES*		1290 VT REAL ESTATE*		1290 VT SMALL CAP VALUE*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$54,036	$48,213	$65,202	$31,918	$547,919	$362,952
Net realized gain (loss)	16,398	21,964	13,324	(47,109)	4,061,740	4,138,231
Net change in unrealized appreciation (depreciation) of investments	(173,809)	(48,094)	(33,991)	112,423	3,161,369	(2,490,358)

Net increase (decrease) in net assets resulting from operations	(103,375)	22,083	44,535	97,232	7,771,028	2,010,825

From Contractowners Transactions:
Payments received from contractowners	819,500	808,628	826,791	857,543	1,980,948	1,846,831
Transfers between Variable Investment Options including guaranteed interest account, net	(300,338)	(199,168)	74,678	72,251	832,151	(649,095)
Redemptions for contract benefits and terminations	(85,359)	(44,594)	(53,707)	(1,191)	(1,547,360)	(1,080,189)
Contract maintenance charges	(112,188)	(107,734)	(135,852)	(94,442)	(1,394,169)	(1,424,974)

Net increase (decrease) in net assets resulting from contractowners transactions	321,615	457,132	711,910	834,161	(128,430)	(1,307,427)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	5,774	1,955	2,648	1,294	—	1,707

Net Increase (Decrease) in Net Assets	224,014	481,170	759,093	932,687	7,642,598	705,105
Net Assets — Beginning of Year or Period	1,534,850	1,053,680	1,323,123	390,436	38,673,854	37,968,749

Net Assets — End of Year or Period	$1,758,864	$1,534,850	$2,082,216	$1,323,123	$46,316,452	$38,673,854

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-69

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT SMARTBETA EQUITY ESG*		1290 VT SOCIALLY RESPONSIBLE*		AB VPS DISCOVERY VALUE PORTFOLIO**
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$158,692	$179,286	$19,553	$40,009	$1,054	$1,465
Net realized gain (loss)	1,522,569	385,452	866,980	263,602	12,196	15,474
Net change in unrealized appreciation (depreciation) of investments	927,308	1,588,164	602,084	1,201,978	(2,838)	12,661

Net increase (decrease) in net assets resulting from operations	2,608,569	2,152,902	1,488,617	1,505,589	10,412	29,600

From Contractowners Transactions:
Payments received from contractowners	1,212,892	1,191,278	504,139	568,796	83,062	47,680
Transfers between Variable Investment Options including guaranteed interest account, net	1,697,195	(446,453)	(1,060,863)	506,276	(103,019)	130,248
Redemptions for contract benefits and terminations	(734,848)	(287,536)	(487,952)	(119,875)	—	(8)
Contract maintenance charges	(476,161)	(449,272)	(214,761)	(192,606)	(13,919)	(13,197)

Net increase (decrease) in net assets resulting from contractowners transactions	1,699,078	8,017	(1,259,437)	762,591	(33,876)	164,723

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	8,004	(1,403)	(399,180)	513	457	389

Net Increase (Decrease) in Net Assets	4,315,651	2,159,516	(170,000)	2,268,693	(23,007)	194,712
Net Assets — Beginning of Year or Period	15,466,525	13,307,009	7,564,854	5,296,161	217,154	22,442

Net Assets — End of Year or Period	$19,782,176	$15,466,525	$7,394,854	$7,564,854	$194,147	$217,154

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-70

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	AB VPS RELATIVE VALUE PORTFOLIO**		AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**		AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,712	$1,797	$—	$16	$165,921	$95,411
Net realized gain (loss)	23,388	10,827	1,748	3,902	317,608	57,636
Net change in unrealized appreciation (depreciation) of investments	10,695	1,161	523	3,810	620,667	408,424

Net increase (decrease) in net assets resulting from operations	41,795	13,785	2,271	7,728	1,104,196	561,471

From Contractowners Transactions:
Payments received from contractowners	93,300	41,741	123,595	48,146	2,233,546	2,138,654
Transfers between Variable Investment Options including guaranteed interest account, net	396,494	135,451	7,124	24,746	431,283	760,907
Redemptions for contract benefits and terminations	—	(37)	—	—	(63,648)	(59,441)
Contract maintenance charges	(29,008)	(16,327)	(9,931)	(5,829)	(500,739)	(303,408)

Net increase (decrease) in net assets resulting from contractowners transactions	460,786	160,828	120,788	67,063	2,100,442	2,536,712

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	719	144	285	182	11,643	6,113

Net Increase (Decrease) in Net Assets	503,300	174,757	123,344	74,973	3,216,281	3,104,296
Net Assets — Beginning of Year or Period	179,024	4,267	84,541	9,568	5,765,705	2,661,409

Net Assets — End of Year or Period	$682,324	$179,024	$207,885	$84,541	$8,981,986	$5,765,705

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-71

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND		AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		BLACKROCK GLOBAL ALLOCATION V.I. FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$131,262	$(18,574)	$584,495	$533,945	$104,564	$153,837
Net realized gain (loss)	(730,371)	(762,595)	626,962	(611,936)	415,472	(959,825)
Net change in unrealized appreciation (depreciation) of investments	912,350	3,236,106	1,971,117	6,606,908	48,989	1,598,676

Net increase (decrease) in net assets resulting from operations	313,241	2,454,937	3,182,574	6,528,917	569,025	792,688

From Contractowners Transactions:
Payments received from contractowners	1,981,162	1,844,767	5,577,233	6,062,095	1,199,402	1,062,375
Transfers between Variable Investment Options including guaranteed interest account, net	(65,519)	(76,685)	(3,078,157)	23,803	(140,572)	(2,275,612)
Redemptions for contract benefits and terminations	(258,574)	(362,697)	(1,584,510)	(1,300,263)	(491,745)	(479,323)
Contract maintenance charges	(425,131)	(431,328)	(1,212,480)	(1,191,574)	(173,684)	(159,613)

Net increase (decrease) in net assets resulting from contractowners transactions	1,231,938	974,057	(297,914)	3,594,061	393,401	(1,852,173)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	4,511	3,877	25,307	16,342	8,059	2,169

Net Increase (Decrease) in Net Assets	1,549,690	3,432,871	2,909,967	10,139,320	970,485	(1,057,316)
Net Assets — Beginning of Year or Period	18,474,524	15,041,653	50,758,491	40,619,171	6,211,691	7,269,007

Net Assets — End of Year or Period	$20,024,214	$18,474,524	$53,668,458	$50,758,491	$7,182,176	$6,211,691

The accompanying notes are an integral part of these financial statements.

FSA-72

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$10,483	$532	$57,865	$55,091	$280,171	$240,070
Net realized gain (loss)	87,290	(86,181)	694,445	131,692	5,483,858	1,627,029
Net change in unrealized appreciation (depreciation) of investments	154,949	366,935	10,291	669,390	418,419	3,290,509

Net increase (decrease) in net assets resulting from operations	252,722	281,286	762,601	856,173	6,182,448	5,157,608

From Contractowners Transactions:
Payments received from contractowners	540,138	559,840	250,796	263,264	787,210	757,679
Transfers between Variable Investment Options including guaranteed interest account, net	(224,696)	(289,064)	268,463	(469,327)	(228,922)	1,150,267
Redemptions for contract benefits and terminations	(142,239)	(136,393)	(264,986)	(211,185)	(502,987)	(510,344)
Contract maintenance charges	(87,663)	(85,396)	(154,070)	(172,701)	(740,167)	(717,196)

Net increase (decrease) in net assets resulting from contractowners transactions	85,540	48,987	100,203	(589,949)	(684,866)	680,406

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	3,431	2,080	15	11	—	256

Net Increase (Decrease) in Net Assets	341,693	332,353	862,819	266,235	5,497,582	5,838,270
Net Assets — Beginning of Year or Period	2,636,662	2,304,309	6,225,607	5,959,372	26,193,499	20,355,229

Net Assets — End of Year or Period	$2,978,355	$2,636,662	$7,088,426	$6,225,607	$31,691,081	$26,193,499

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-73

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/2000 MANAGED VOLATILITY*		EQ/AB SMALL CAP GROWTH*		EQ/AB SUSTAINABLE U.S. THEMATIC*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$94,983	$75,141	$(240,509)	$(311,457)	$231	$161
Net realized gain (loss)	383,556	(60,789)	19,938,467	(5,701,521)	2,358	778
Net change in unrealized appreciation (depreciation) of investments	272,886	1,019,607	10,177,274	41,334,713	7,797	4,319

Net increase (decrease) in net assets resulting from operations	751,425	1,033,959	29,875,232	35,321,735	10,386	5,258

From Contractowners Transactions:
Payments received from contractowners	267,381	258,033	9,334,281	9,159,384	106,028	47,849
Transfers between Variable Investment Options including guaranteed interest account, net	(118,514)	(55,723)	(7,439,235)	(6,082,312)	9,182	8,797
Redemptions for contract benefits and terminations	(184,359)	(316,915)	(8,796,094)	(7,035,119)	—	—
Contract maintenance charges	(202,902)	(201,818)	(6,808,101)	(7,154,547)	(15,167)	(6,207)

Net increase (decrease) in net assets resulting from contractowners transactions	(238,394)	(316,423)	(13,709,149)	(11,112,594)	100,043	50,439

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	9	—	—	2,696	277	50

Net Increase (Decrease) in Net Assets	513,040	717,536	16,166,083	24,211,837	110,706	55,747
Net Assets — Beginning of Year or Period	7,401,480	6,683,944	234,701,507	210,489,670	58,297	2,550

Net Assets — End of Year or Period	$7,914,520	$7,401,480	$250,867,590	$234,701,507	$169,003	$58,297

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-74

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/AGGRESSIVE ALLOCATION*		EQ/ALL ASSET GROWTH ALLOCATION*		EQ/AMERICAN CENTURY MID CAP VALUE*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,778,930	$2,072,260	$960,791	$677,129	$1,635,226	$1,484,032
Net realized gain (loss)	8,303,326	113,439	1,054,750	212,190	5,894,866	4,385,794
Net change in unrealized appreciation (depreciation) of investments	11,761,630	25,961,811	2,378,199	4,075,246	977,503	(117,912)

Net increase (decrease) in net assets resulting from operations	23,843,886	28,147,510	4,393,740	4,964,565	8,507,595	5,751,914

From Contractowners Transactions:
Payments received from contractowners	10,682,388	11,283,808	2,831,689	2,866,218	5,265,450	6,220,329
Transfers between Variable Investment Options including guaranteed interest account, net	(9,052,177)	(5,262,159)	(997,461)	(769,657)	(9,107,238)	(2,093,360)
Redemptions for contract benefits and terminations	(7,926,876)	(7,824,555)	(939,829)	(1,336,096)	(3,607,768)	(3,957,619)
Contract maintenance charges	(5,291,895)	(5,403,573)	(1,515,404)	(1,599,116)	(2,636,205)	(2,765,819)

Net increase (decrease) in net assets resulting from contractowners transactions	(11,588,560)	(7,206,479)	(621,005)	(838,651)	(10,085,761)	(2,596,469)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	9,845	(3,035)	1,501	—	2,916

Net Increase (Decrease) in Net Assets	12,255,326	20,950,876	3,769,700	4,127,415	(1,578,166)	3,158,361
Net Assets — Beginning of Year or Period	179,073,610	158,122,734	39,759,198	35,631,783	105,767,288	102,608,927

Net Assets — End of Year or Period	$191,328,936	$179,073,610	$43,528,898	$39,759,198	$104,189,122	$105,767,288

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-75

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/BALANCED STRATEGY*		EQ/CAPITAL GROUP RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,255,474	$693,333	$2,157,736	$(130,719)	$(317,108)	$(246,289)
Net realized gain (loss)	2,369,700	867,671	29,103,008	13,637,969	14,463,489	5,202,749
Net change in unrealized appreciation (depreciation) of investments	469,458	4,055,239	13,695,165	16,770,682	15,697,175	33,150,217

Net increase (decrease) in net assets resulting from operations	4,094,632	5,616,243	44,955,909	30,277,932	29,843,556	38,106,677

From Contractowners Transactions:
Payments received from contractowners	3,441,434	3,724,119	2,992,206	3,433,372	3,616,552	3,399,303
Transfers between Variable Investment Options including guaranteed interest account, net	(1,118,299)	(1,075,883)	(7,544,764)	(9,537,185)	(8,772,731)	(6,426,402)
Redemptions for contract benefits and terminations	(1,756,885)	(4,179,260)	(4,322,933)	(3,108,685)	(2,982,981)	(2,270,127)
Contract maintenance charges	(1,898,841)	(2,184,741)	(3,902,528)	(3,971,879)	(2,396,498)	(2,333,526)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,332,591)	(3,715,765)	(12,778,019)	(13,184,377)	(10,535,658)	(7,630,752)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	(460,963)	—	—	1,129

Net Increase (Decrease) in Net Assets	2,762,041	1,900,478	31,716,927	17,093,555	19,307,898	30,477,054
Net Assets — Beginning of Year or Period	45,004,714	43,104,236	158,794,174	141,700,619	115,941,084	85,464,030

Net Assets — End of Year or Period	$47,766,755	$45,004,714	$190,511,101	$158,794,174	$135,248,982	$115,941,084

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-76

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,083,904	$11,745,813	$521,443	$380,698	$237,471	$126,493
Net realized gain (loss)	234,828,951	135,409,266	29,707	(421,140)	323,587	82,394
Net change in unrealized appreciation (depreciation) of investments	213,325,979	270,765,379	224,642	1,346,917	71,148	660,765

Net increase (decrease) in net assets resulting from operations	454,238,834	417,920,458	775,792	1,306,475	632,206	869,652

From Contractowners Transactions:
Payments received from contractowners	72,397,463	67,375,484	1,518,168	2,209,722	649,234	725,133
Transfers between Variable Investment Options including guaranteed interest account, net	(44,330,274)	(39,635,996)	244,354	228,057	(251,837)	221,565
Redemptions for contract benefits and terminations	(72,244,581)	(62,415,297)	(636,448)	(1,554,974)	(203,849)	(493,380)
Contract maintenance charges	(73,719,822)	(74,469,498)	(1,586,506)	(1,572,824)	(493,992)	(537,409)

Net increase (decrease) in net assets resulting from contractowners transactions	(117,897,214)	(109,145,307)	(460,432)	(690,019)	(300,444)	(84,091)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	36,712	4,501	3,323	—	—

Net Increase (Decrease) in Net Assets	336,341,620	308,811,863	319,861	619,779	331,762	785,561
Net Assets — Beginning of Year or Period	2,068,047,932	1,759,236,069	17,961,395	17,341,616	8,323,693	7,538,132

Net Assets — End of Year or Period	$2,404,389,552	$2,068,047,932	$18,281,256	$17,961,395	$8,655,455	$8,323,693

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-77

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$89,281	$48,347	$776,164	$536,122	$2,280,937	$1,669,568
Net realized gain (loss)	17,619	(67,559)	442,979	(616,507)	(719,520)	(763,367)
Net change in unrealized appreciation (depreciation) of investments	38,677	261,166	788,690	3,116,787	608,785	2,789,299

Net increase (decrease) in net assets resulting from operations	145,577	241,954	2,007,833	3,036,402	2,170,202	3,695,500

From Contractowners Transactions:
Payments received from contractowners	229,991	278,128	2,393,109	2,600,494	7,322,527	6,734,814
Transfers between Variable Investment Options including guaranteed interest account, net	(18,001)	(657,679)	(353,260)	(2,075,635)	7,004,719	7,560,415
Redemptions for contract benefits and terminations	(144,125)	(17,175)	(1,818,775)	(1,406,529)	(2,030,411)	(2,161,480)
Contract maintenance charges	(212,956)	(218,837)	(1,875,986)	(1,886,494)	(3,361,980)	(3,107,855)

Net increase (decrease) in net assets resulting from contractowners transactions	(145,091)	(615,563)	(1,654,912)	(2,768,164)	8,934,855	9,025,894

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	—	1,578	29,018	15,197

Net Increase (Decrease) in Net Assets	486	(373,609)	352,921	269,816	11,134,075	12,736,591
Net Assets — Beginning of Year or Period	2,981,916	3,355,525	29,857,971	29,588,155	93,486,255	80,749,664

Net Assets — End of Year or Period	$2,982,402	$2,981,916	$30,210,892	$29,857,971	$104,620,330	$93,486,255

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-78

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/CORE PLUS BOND*		EQ/EMERGING MARKETS EQUITY PLUS*		EQ/EQUITY 500 INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,504,439	$2,326,729	$62,364	$53,289	$12,218,145	$12,336,365
Net realized gain (loss)	(2,835,003)	(1,825,150)	31,484	(117,843)	117,733,348	60,794,132
Net change in unrealized appreciation (depreciation) of investments	(3,793,889)	4,232,054	(12,026)	237,383	255,786,694	242,899,417

Net increase (decrease) in net assets resulting from operations	(1,124,453)	4,733,633	81,822	172,829	385,738,187	316,029,914

From Contractowners Transactions:
Payments received from contractowners	7,595,976	7,762,552	800,220	1,309,504	116,430,778	98,898,426
Transfers between Variable Investment Options including guaranteed interest account, net	2,229,587	4,194,431	(152,471)	(296,450)	25,949,718	5,057,812
Redemptions for contract benefits and terminations	(4,610,767)	(3,806,228)	(13,301)	(9,370)	(43,572,353)	(35,107,642)
Contract maintenance charges	(6,275,201)	(6,482,496)	(157,413)	(127,299)	(51,824,391)	(44,846,060)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,060,405)	1,668,259	477,035	876,385	46,983,752	24,002,536

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP.	—	727	4,147	2,529	378,244	114,945

Net Increase (Decrease) in Net Assets	(2,184,858)	6,402,619	563,004	1,051,743	433,100,183	340,147,395
Net Assets — Beginning of Year or Period	116,621,771	110,219,152	2,378,544	1,326,801	1,580,872,367	1,240,724,972

Net Assets — End of Year or Period	$114,436,913	$116,621,771	$2,941,548	$2,378,544	$2,013,972,550	$1,580,872,367

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-79

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*		EQ/FRANKLIN RISING DIVIDENDS*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(41,464)	$72,245	$649,994	$765,240	$1,364,887	$729,966
Net realized gain (loss)	20,275,332	6,834,633	7,472,538	3,530,656	19,664,342	8,600,583
Net change in unrealized appreciation (depreciation) of investments	18,972,318	32,730,557	1,191,648	5,158,749	(4,224,000)	15,539,319

Net increase (decrease) in net assets resulting from operations	39,206,186	39,637,435	9,314,180	9,454,645	16,805,229	24,869,868

From Contractowners Transactions:
Payments received from contractowners	2,301,267	2,282,670	5,384,726	5,097,779	4,023,488	4,436,881
Transfers between Variable Investment Options including guaranteed interest account, net	5,204,941	(2,766,221)	(2,684,101)	(62,425)	(4,304,056)	(4,450,547)
Redemptions for contract benefits and terminations	(5,676,553)	(3,576,802)	(2,405,370)	(1,906,605)	(4,628,833)	(3,762,394)
Contract maintenance charges	(1,341,782)	(1,403,693)	(2,318,762)	(2,316,251)	(4,269,712)	(4,551,934)

Net increase (decrease) in net assets resulting from contractowners transactions	487,873	(5,464,046)	(2,023,507)	812,498	(9,179,113)	(8,327,994)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	11,975	7,263	—	—

Net Increase (Decrease) in Net Assets	39,694,059	34,173,389	7,302,648	10,274,406	7,626,116	16,541,874
Net Assets — Beginning of Year or Period	164,545,205	130,371,816	89,857,680	79,583,274	139,212,692	122,670,818

Net Assets — End of Year or Period	$204,239,264	$164,545,205	$97,160,328	$89,857,680	$146,838,808	$139,212,692

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-80

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/GOLDMAN SACHS MID CAP VALUE*		EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE CORPORATE BOND*(a)
	2024	2023	2024	2023	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$115,372	$100,087	$2,291,076	$1,163,508	$3,671
Net realized gain (loss)	1,681,907	742,537	6,100,403	2,442,519	837
Net change in unrealized appreciation (depreciation) of investments	880,884	897,315	2,490,048	8,941,249	(5,609)

Net increase (decrease) in net assets resulting from operations	2,678,163	1,739,939	10,881,527	12,547,276	(1,101)

From Contractowners Transactions:
Payments received from contractowners	1,632,976	1,567,068	5,930,772	6,813,172	60,655
Transfers between Variable Investment Options including guaranteed interest account, net	338,343	275,461	(2,507,056)	(2,239,552)	14,717
Redemptions for contract benefits and terminations	(321,285)	(705,433)	(2,884,397)	(2,993,382)	—
Contract maintenance charges	(623,905)	(477,483)	(2,302,046)	(2,540,165)	(2,702)

Net increase (decrease) in net assets resulting from contractowners transactions	1,026,129	659,613	(1,762,727)	(959,927)	72,670

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	1,934	—	—	54

Net Increase (Decrease) in Net Assets	3,704,292	2,401,486	9,118,800	11,587,349	71,623
Net Assets — Beginning of Year or Period	17,409,440	15,007,954	88,355,330	76,767,981	—

Net Assets — End of Year or Period	$21,113,732	$17,409,440	$97,474,130	$88,355,330	$71,623

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on May 13, 2024.

FSA-81

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,084,696	$1,154,249	$1,199,709	$853,398	$9,445,053	$8,164,344
Net realized gain (loss)	(545,988)	(545,867)	3,639,795	1,049,480	9,385,985	4,454,814
Net change in unrealized appreciation (depreciation) of investments	451,637	1,018,908	(3,042,911)	6,672,572	(2,969,504)	42,011,211

Net increase (decrease) in net assets resulting from operations	990,345	1,627,290	1,796,593	8,575,450	15,861,534	54,630,369

From Contractowners Transactions:
Payments received from contractowners	4,082,312	3,663,302	2,013,102	2,110,229	25,031,600	23,687,328
Transfers between Variable Investment Options including guaranteed interest account, net	1,106,740	7,670,714	312,139	(2,443,084)	(2,795,329)	1,280,185
Redemptions for contract benefits and terminations	(2,174,452)	(1,925,354)	(1,422,550)	(1,365,263)	(10,884,253)	(10,129,910)
Contract maintenance charges	(3,128,646)	(3,101,410)	(1,771,261)	(1,854,626)	(17,374,818)	(16,970,956)

Net increase (decrease) in net assets resulting from contractowners transactions	(114,046)	6,307,252	(868,570)	(3,552,744)	(6,022,800)	(2,133,353)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	386	—	238	101,354	6,569

Net Increase (Decrease) in Net Assets	876,299	7,934,928	928,023	5,022,944	9,940,088	52,503,585
Net Assets — Beginning of Year or Period	49,024,198	41,089,270	58,485,465	53,462,521	347,947,289	295,443,704

Net Assets — End of Year or Period	$49,900,497	$49,024,198	$59,413,488	$58,485,465	$357,887,377	$347,947,289

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-82

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/INTERNATIONAL MANAGED VOLATILITY*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$200,135	$155,698	$1,650,291	$1,369,327	$572,878	$536,470
Net realized gain (loss)	160,614	38,672	4,969,918	571,356	4,938,665	3,379,171
Net change in unrealized appreciation (depreciation) of investments	(164,362)	885,856	(5,658,894)	10,440,832	273,850	317,473

Net increase (decrease) in net assets resulting from operations	196,387	1,080,226	961,315	12,381,515	5,785,393	4,233,114

From Contractowners Transactions:
Payments received from contractowners	154,821	158,141	3,023,495	3,385,136	1,985,091	1,629,915
Transfers between Variable Investment Options including guaranteed interest account, net	92,656	17,199	(1,296,364)	(1,778,630)	(419,237)	(1,784,580)
Redemptions for contract benefits and terminations	(65,992)	(143,434)	(1,868,541)	(2,161,078)	(1,475,807)	(940,518)
Contract maintenance charges	(189,347)	(184,543)	(2,818,985)	(3,001,136)	(878,367)	(825,705)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,862)	(152,637)	(2,960,395)	(3,555,708)	(788,320)	(1,920,888)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	—	464	—	601

Net Increase (Decrease) in Net Assets	188,525	927,589	(1,999,080)	8,826,271	4,997,073	2,312,827
Net Assets — Beginning of Year or Period	7,445,764	6,518,175	78,037,033	69,210,762	39,686,367	37,373,540

Net Assets — End of Year or Period	$7,634,289	$7,445,764	$76,037,953	$78,037,033	$44,683,440	$39,686,367

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-83

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/INVESCO GLOBAL*		EQ/INVESCO GLOBAL REAL ASSETS*		EQ/JANUS ENTERPRISE*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$5	$1,085,446	$1,000,947	$(204,907)	$(167,434)
Net realized gain (loss)	216,619	(22,940)	188,289	878,523	10,036,289	6,902,863
Net change in unrealized appreciation (depreciation) of investments	117,667	432,031	(1,064,999)	2,756,925	3,368,823	7,428,976

Net increase (decrease) in net assets resulting from operations	334,286	409,096	208,736	4,636,395	13,200,205	14,164,405

From Contractowners Transactions:
Payments received from contractowners	754,453	545,885	3,624,346	2,951,873	4,405,653	5,040,755
Transfers between Variable Investment Options including guaranteed interest account, net	33,434	299,566	(2,869,691)	(1,423,810)	(2,645,562)	(2,309,148)
Redemptions for contract benefits and terminations	(25,944)	(9,274)	(1,498,530)	(1,543,956)	(2,974,695)	(3,228,396)
Contract maintenance charges	(118,558)	(91,117)	(1,070,216)	(1,090,744)	(2,556,050)	(2,580,843)

Net increase (decrease) in net assets resulting from contractowners transactions	643,385	745,060	(1,814,091)	(1,106,637)	(3,770,654)	(3,077,632)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	9,087	5,113	3,690	1,560	(190,599)	2,204

Net Increase (Decrease) in Net Assets	986,758	1,159,269	(1,601,665)	3,531,318	9,238,952	11,088,977
Net Assets — Beginning of Year or Period	1,930,954	771,685	50,529,143	46,997,825	96,940,851	85,851,874

Net Assets — End of Year or Period	$2,917,712	$1,930,954	$48,927,478	$50,529,143	$106,179,803	$96,940,851

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-84

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/JPMORGAN GROWTH STOCK*		EQ/JPMORGAN VALUE OPPORTUNITIES*		EQ/LARGE CAP CORE MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(479,866)	$(359,485)	$1,254,467	$1,325,261	$441,286	$668,346
Net realized gain (loss)	22,068,295	31,095,158	18,364,467	5,954,374	9,712,312	3,833,454
Net change in unrealized appreciation (depreciation) of investments	45,730,853	34,272,507	(1,386,240)	4,050,306	237,246	4,290,328

Net increase (decrease) in net assets resulting from operations	67,319,282	65,008,180	18,232,694	11,329,941	10,390,844	8,792,128

From Contractowners Transactions:
Payments received from contractowners	13,003,102	13,766,485	8,699,988	8,655,122	1,199,929	1,234,465
Transfers between Variable Investment Options including guaranteed interest account, net	(2,588,854)	(7,329,706)	1,538,355	(3,031,484)	(1,139,558)	(550,291)
Redemptions for contract benefits and terminations	(6,445,823)	(7,192,974)	(3,494,426)	(4,595,764)	(1,200,417)	(885,320)
Contract maintenance charges	(5,420,702)	(5,017,621)	(3,266,004)	(3,065,681)	(1,045,972)	(990,404)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,452,277)	(5,773,816)	3,477,913	(2,037,807)	(2,186,018)	(1,191,550)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	9,645	—	4,335	—	421

Net Increase (Decrease) in Net Assets	65,867,005	59,244,009	21,710,607	9,296,469	8,204,826	7,600,999
Net Assets — Beginning of Year or Period	201,488,860	142,244,851	117,150,111	107,853,642	45,193,064	37,592,065

Net Assets — End of Year or Period	$267,355,865	$201,488,860	$138,860,718	$117,150,111	$53,397,890	$45,193,064

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-85

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*		EQ/LARGE CAP VALUE INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,099,622)	$(313,470)	$(227,305)	$30,690	$828,363	$730,952
Net realized gain (loss)	45,237,886	21,246,901	61,022,138	34,337,405	5,049,064	1,857,155
Net change in unrealized appreciation (depreciation) of investments	52,236,036	67,200,837	42,739,981	68,680,256	1,574,555	2,480,921

Net increase (decrease) in net assets resulting from operations	96,374,300	88,134,268	103,534,814	103,048,351	7,451,982	5,069,028

From Contractowners Transactions:
Payments received from contractowners	16,492,415	12,960,687	7,838,262	8,146,035	5,735,292	5,384,187
Transfers between Variable Investment Options including guaranteed interest account, net	9,833,834	83,419	(15,508,862)	(6,287,781)	2,088,557	(10,802)
Redemptions for contract benefits and terminations	(12,472,985)	(10,284,657)	(11,954,681)	(10,233,862)	(1,912,826)	(1,193,047)
Contract maintenance charges	(7,239,179)	(6,564,158)	(9,386,715)	(9,448,260)	(1,606,014)	(1,390,370)

Net increase (decrease) in net assets resulting from contractowners transactions	6,614,085	(3,804,709)	(29,011,996)	(17,823,868)	4,305,009	2,789,968

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	18,003	—	828	29,401	7,604

Net Increase (Decrease) in Net Assets	102,988,385	84,347,562	74,522,818	85,225,311	11,786,392	7,866,600
Net Assets — Beginning of Year or Period	300,698,620	216,351,058	361,739,576	276,514,265	54,030,890	46,164,290

Net Assets — End of Year or Period	$403,687,005	$300,698,620	$436,262,394	$361,739,576	$65,817,282	$54,030,890

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-86

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*		EQ/LONG-TERM BOND*(a)
	2024	2023	2024	2023	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,744,621	$4,539,901	$2,564,469	$2,267,608	$33,119
Net realized gain (loss)	57,588,090	34,166,957	4,054,931	(1,058,036)	(3,526)
Net change in unrealized appreciation (depreciation) of investments	(8,595,906)	10,095,939	(2,093,286)	10,492,372	(95,350)

Net increase (decrease) in net assets resulting from operations	53,736,805	48,802,797	4,526,114	11,701,944	(65,757)

From Contractowners Transactions:
Payments received from contractowners	12,953,794	14,040,338	2,898,497	3,892,982	11,365
Transfers between Variable Investment Options including guaranteed interest account, net	(10,626,250)	(9,510,764)	(2,550,676)	(4,699,836)	973,115
Redemptions for contract benefits and terminations	(15,560,355)	(12,248,246)	(2,207,295)	(2,426,664)	—
Contract maintenance charges	(15,702,958)	(16,531,097)	(1,244,060)	(1,311,404)	(79,777)

Net increase (decrease) in net assets resulting from contractowners transactions	(28,935,769)	(24,249,769)	(3,103,534)	(4,544,922)	904,703

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	—	—	799

Net Increase (Decrease) in Net Assets	24,801,036	24,553,028	1,422,580	7,157,022	839,745
Net Assets — Beginning of Year or Period	402,504,618	377,951,590	63,820,978	56,663,956	—

Net Assets — End of Year or Period	$427,305,654	$402,504,618	$65,243,558	$63,820,978	$839,745

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on May 13, 2024.

FSA-87

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL INTRINSIC VALUE*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(157,427)	$(121,509)	$705,885	$1,165,002	$1,896,068	$1,525,635
Net realized gain (loss)	19,275,422	4,417,941	7,418,489	3,743,352	13,682,358	4,830,734
Net change in unrealized appreciation (depreciation) of investments	5,167,866	18,648,284	1,425,706	9,262,501	(5,839,235)	14,806,006

Net increase (decrease) in net assets resulting from operations	24,285,861	22,944,716	9,550,080	14,170,855	9,739,191	21,162,375

From Contractowners Transactions:
Payments received from contractowners	4,276,720	4,061,755	6,214,521	6,214,423	8,075,857	8,800,531
Transfers between Variable Investment Options including guaranteed interest account, net	(3,763,572)	(2,022,225)	(2,153,185)	(1,027,663)	(10,941,356)	(6,201,937)
Redemptions for contract benefits and terminations	(2,432,588)	(2,189,299)	(2,803,708)	(4,968,927)	(4,305,962)	(3,410,773)
Contract maintenance charges	(1,952,519)	(1,781,295)	(2,559,979)	(2,565,203)	(2,780,219)	(2,934,046)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,871,959)	(1,931,064)	(1,302,351)	(2,347,370)	(9,951,680)	(3,746,225)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	18,224	3,763	26,459	15,553	21,725	15,595

Net Increase (Decrease) in Net Assets	20,432,126	21,017,415	8,274,188	11,839,038	(190,764)	17,431,745
Net Assets — Beginning of Year or Period	73,737,246	52,719,831	112,218,129	100,379,091	141,517,834	124,086,089

Net Assets — End of Year or Period	$94,169,372	$73,737,246	$120,492,317	$112,218,129	$141,327,070	$141,517,834

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-88

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MFS MID CAP FOCUSED GROWTH*		EQ/MFS TECHNOLOGY*		EQ/MFS UTILITIES SERIES*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(113,829)	$(88,777)	$(187,827)	$(108,637)	$81,241	$93,604
Net realized gain (loss)	9,157,270	1,619,589	19,669,620	1,366,876	93,717	215,367
Net change in unrealized appreciation (depreciation) of investments	(62,152)	9,693,867	12,177,026	26,617,045	351,993	(457,949)

Net increase (decrease) in net assets resulting from operations	8,981,289	11,224,679	31,658,819	27,875,284	526,951	(148,978)

From Contractowners Transactions:
Payments received from contractowners	4,195,676	3,935,738	7,444,696	5,339,425	715,271	645,983
Transfers between Variable Investment Options including guaranteed interest account, net	142,984	(579,040)	13,808,904	843,189	127,372	(1,009,312)
Redemptions for contract benefits and terminations	(2,184,734)	(1,425,892)	(3,037,952)	(2,300,054)	(81,434)	(424,846)
Contract maintenance charges	(1,421,758)	(1,354,706)	(2,342,224)	(1,698,919)	(92,347)	(86,013)

Net increase (decrease) in net assets resulting from contractowners transactions	732,168	576,100	15,873,424	2,183,641	668,862	(874,188)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	58,538	16,379	35,295	13,185	5,347	3,705

Net Increase (Decrease) in Net Assets	9,771,995	11,817,158	47,567,538	30,072,110	1,201,160	(1,019,461)
Net Assets — Beginning of Year or Period	62,839,743	51,022,585	81,917,615	51,845,505	4,266,885	5,286,346

Net Assets — End of Year or Period	$72,611,738	$62,839,743	$129,485,153	$81,917,615	$5,468,045	$4,266,885

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-89

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,547,256	$1,602,646	$1,992,035	$1,936,653	$15,332,054	$9,913,183
Net realized gain (loss)	21,104,865	11,524,296	28,401,261	13,058,374	20,305,548	618,722
Net change in unrealized appreciation (depreciation) of investments	5,512,326	16,529,452	(9,258,883)	7,358,490	15,813,807	67,306,957

Net increase (decrease) in net assets resulting from operations	28,164,447	29,656,394	21,134,413	22,353,517	51,451,409	77,838,862

From Contractowners Transactions:
Payments received from contractowners	16,907,550	14,272,590	6,347,693	6,866,752	41,578,987	41,516,679
Transfers between Variable Investment Options including guaranteed interest account, net	(7,815,809)	314,048	(6,118,052)	(5,182,764)	(20,434,909)	(16,155,732)
Redemptions for contract benefits and terminations	(6,421,377)	(7,611,950)	(7,325,470)	(5,924,436)	(36,265,495)	(35,157,396)
Contract maintenance charges	(8,581,414)	(7,427,051)	(6,889,322)	(7,319,895)	(47,162,691)	(49,380,604)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,911,050)	(452,363)	(13,985,151)	(11,560,343)	(62,284,108)	(59,177,053)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	55,015	11,652	—	1,248	124,463	(112,595)

Net Increase (Decrease) in Net Assets	22,308,412	29,215,683	7,149,262	10,794,422	(10,708,236)	18,549,214
Net Assets — Beginning of Year or Period	220,016,005	190,800,322	193,483,579	182,689,157	710,842,356	692,293,142

Net Assets — End of Year or Period	$242,324,417	$220,016,005	$200,632,841	$193,483,579	$700,134,120	$710,842,356

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-90

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,835,311	$1,987,453	$11,644,510	$6,843,866	$21,090,007	$16,904,808
Net realized gain (loss)	10,068,025	3,970,675	23,345,181	5,072,253	130,611	(14,260)
Net change in unrealized appreciation (depreciation) of investments	1,236,256	12,815,226	14,881,968	51,862,614	(40,785)	14,259

Net increase (decrease) in net assets resulting from operations	15,139,592	18,773,354	49,871,659	63,778,733	21,179,833	16,904,807

From Contractowners Transactions:
Payments received from contractowners	9,961,611	11,390,261	28,308,252	26,811,951	146,040,557	123,358,387
Transfers between Variable Investment Options including guaranteed interest account, net	(4,441,793)	(2,652,285)	(7,143,541)	(11,668,897)	(13,776,918)	190,067,218
Redemptions for contract benefits and terminations	(5,776,139)	(5,785,063)	(17,207,189)	(16,569,526)	(129,321,475)	(91,614,676)
Contract maintenance charges	(4,891,099)	(5,362,606)	(18,370,008)	(18,058,683)	(22,993,703)	(21,334,107)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,147,420)	(2,409,693)	(14,412,486)	(19,485,155)	(20,051,539)	200,476,822

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	57,026	50,257	894,178	94,822

Net Increase (Decrease) in Net Assets	9,992,172	16,363,661	35,516,199	44,343,835	2,022,472	217,476,451
Net Assets — Beginning of Year or Period	143,509,481	127,145,820	477,567,595	433,223,760	472,858,178	255,381,727

Net Assets — End of Year or Period	$153,501,653	$143,509,481	$513,083,794	$477,567,595	$474,880,650	$472,858,178

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-91

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MORGAN STANLEY SMALL CAP GROWTH*		EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO REAL RETURN*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(42,144)	$(45,443)	$4,621	$9,330	$1,246,489	$351,404
Net realized gain (loss)	(4,384,900)	(6,198,256)	(29,204)	(24,729)	346,797	(1,269,024)
Net change in unrealized appreciation (depreciation) of investments	11,037,500	14,688,134	23,537	41,011	(980,138)	2,055,294

Net increase (decrease) in net assets resulting from operations	6,610,456	8,444,435	(1,046)	25,612	613,148	1,137,674

From Contractowners Transactions:
Payments received from contractowners	3,164,953	2,766,333	317,602	201,837	2,614,608	2,671,111
Transfers between Variable Investment Options including guaranteed interest account, net	(3,885,375)	3,409,269	(33,430)	50,336	(30,546)	(682,407)
Redemptions for contract benefits and terminations	(914,760)	(1,135,271)	(4,821)	(624)	(951,047)	(2,270,750)
Contract maintenance charges	(1,060,274)	(1,085,734)	(59,948)	(51,679)	(1,180,543)	(1,154,461)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,695,456)	3,954,597	219,403	199,870	452,472	(1,436,507)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	23,510	9,959	1,240	915	—	869

Net Increase (Decrease) in Net Assets	3,938,510	12,408,991	219,597	226,397	1,065,620	(297,964)
Net Assets — Beginning of Year or Period	36,428,194	24,019,203	704,610	478,213	33,722,616	34,020,580

Net Assets — End of Year or Period	$40,366,704	$36,428,194	$924,207	$704,610	$34,788,236	$33,722,616

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-92

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/PIMCO TOTAL RETURN ESG*		EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,156,559	$1,801,252	$2,207,546	$1,547,856	$1,023,163	$647,891
Net realized gain (loss)	(1,936,435)	(1,975,470)	124,376	(21,637)	(506,618)	(659,188)
Net change in unrealized appreciation (depreciation) of investments	133,958	4,024,321	67,266	352,163	(30,671)	1,349,847

Net increase (decrease) in net assets resulting from operations	1,354,082	3,850,103	2,399,188	1,878,382	485,874	1,338,550

From Contractowners Transactions:
Payments received from contractowners	5,466,382	5,257,767	2,949,838	2,962,627	2,456,266	2,683,514
Transfers between Variable Investment Options including guaranteed interest account, net	679,330	499,863	7,597,086	6,299,281	2,324,809	1,758,723
Redemptions for contract benefits and terminations	(2,033,013)	(3,039,919)	(1,099,508)	(1,311,443)	(1,688,548)	(1,553,995)
Contract maintenance charges	(2,993,125)	(3,009,735)	(1,718,161)	(1,655,337)	(2,283,540)	(2,396,966)

Net increase (decrease) in net assets resulting from contractowners transactions	1,119,574	(292,024)	7,729,255	6,295,128	808,987	491,276

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	9,014	14,735	5,184	1,042	—	—

Net Increase (Decrease) in Net Assets	2,482,670	3,572,814	10,133,627	8,174,552	1,294,861	1,829,826
Net Assets — Beginning of Year or Period	73,506,900	69,934,086	40,779,228	32,604,676	36,734,889	34,905,063

Net Assets — End of Year or Period	$75,989,570	$73,506,900	$50,912,855	$40,779,228	$38,029,750	$36,734,889

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-93

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE HEALTH SCIENCES*		EQ/VALUE EQUITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,854,742	$1,396,831	$—	$—	$1,551,251	$1,836,794
Net realized gain (loss)	10,161,771	3,447,471	1,765,344	550,995	14,329,711	1,785,704
Net change in unrealized appreciation (depreciation) of investments	4,421,158	16,867,529	(1,523,642)	165,068	(139,394)	33,342,949

Net increase (decrease) in net assets resulting from operations	16,437,671	21,711,831	241,702	716,063	15,741,568	36,965,447

From Contractowners Transactions:
Payments received from contractowners	12,594,698	10,415,667	2,589,824	2,618,751	7,333,466	8,376,070
Transfers between Variable Investment Options including guaranteed interest account, net	(3,052,800)	(24,167)	(4,251,639)	1,043,898	(12,327,050)	(5,058,506)
Redemptions for contract benefits and terminations	(6,079,128)	(3,463,532)	(288,497)	(429,343)	(6,466,604)	(6,339,654)
Contract maintenance charges	(3,549,073)	(3,371,504)	(485,376)	(454,080)	(6,365,286)	(6,720,248)

Net increase (decrease) in net assets resulting from contractowners transactions	(86,303)	3,556,464	(2,435,688)	2,779,226	(17,825,474)	(9,742,338)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	26,772	8,053	14,352	9,944	—	998

Net Increase (Decrease) in Net Assets	16,378,140	25,276,348	(2,179,634)	3,505,233	(2,083,906)	27,224,107
Net Assets — Beginning of Year or Period	154,085,177	128,808,829	18,205,627	14,700,394	226,108,080	198,883,973

Net Assets — End of Year or Period	$170,463,317	$154,085,177	$16,025,993	$18,205,627	$224,024,174	$226,108,080

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-94

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/WELLINGTON ENERGY*		EQUITABLE CONSERVATIVE GROWTH MF/ETF*		EQUITABLE GROWTH MF/ETF*(a)
	2024	2023	2024	2023	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$559,031	$762,902	$507,983	$397,941	$7,933
Net realized gain (loss)	1,599,601	1,442,977	302,286	(61,426)	461
Net change in unrealized appreciation (depreciation) of investments	(335,953)	(1,049,206)	342,644	1,140,825	(7,583)

Net increase (decrease) in net assets resulting from operations	1,822,679	1,156,673	1,152,913	1,477,340	811

From Contractowners Transactions:
Payments received from contractowners	1,146,335	2,874,051	1,241,643	1,285,970	561,065
Transfers between Variable Investment Options including guaranteed interest account, net	(5,995,767)	(4,841,831)	(803,739)	(1,078,949)	225,888
Redemptions for contract benefits and terminations	(706,136)	(847,654)	(220,532)	(516,460)	—
Contract maintenance charges	(492,478)	(623,655)	(713,456)	(842,649)	(14,050)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,048,046)	(3,439,089)	(496,084)	(1,152,088)	772,903

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	4,288	2,934	661

Net Increase (Decrease) in Net Assets	(4,225,367)	(2,282,416)	661,117	328,186	774,375
Net Assets — Beginning of Year or Period	24,572,677	26,855,093	15,880,919	15,552,733	—

Net Assets — End of Year or Period	$20,347,310	$24,572,677	$16,542,036	$15,880,919	$774,375

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on May 13, 2024.

FSA-95

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQUITABLE MODERATE GROWTH MF/ETF*(a)	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO		FIDELITY® VIP EQUITY- INCOME PORTFOLIO
	2024	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,737	$80,486	$53,481	$148,198	$93,168
Net realized gain (loss)	38	114,711	22,008	809,820	249,960
Net change in unrealized appreciation (depreciation) of investments	(2,509)	200,847	296,417	240,070	246,584

Net increase (decrease) in net assets resulting from operations	266	396,044	371,906	1,198,088	589,712

From Contractowners Transactions:
Payments received from contractowners	111,019	1,123,636	1,366,957	195,002	234,516
Transfers between Variable Investment Options including guaranteed interest account, net	33,194	8,582	159,297	627,659	2,195,510
Redemptions for contract benefits and terminations	—	(20,956)	(84,235)	(8,822)	(2,347,939)
Contract maintenance charges	(4,445)	(203,597)	(149,444)	(151,395)	(110,917)

Net increase (decrease) in net assets resulting from contractowners transactions	139,768	907,665	1,292,575	662,444	(28,830)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	84	4,127	2,143	—	—

Net Increase (Decrease) in Net Assets	140,118	1,307,836	1,666,624	1,860,532	560,882
Net Assets — Beginning of Year or Period	—	3,304,417	1,637,793	7,385,470	6,824,588

Net Assets — End of Year or Period	$140,118	$4,612,253	$3,304,417	$9,246,002	$7,385,470

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on May 13, 2024.

FSA-96

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY® VIP GROWTH & INCOME PORTFOLIO		FIDELITY® VIP HIGH INCOME PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$267,614	$98,286	$475,131	$443,601	$268,182	$187,344
Net realized gain (loss)	(1)	—	5,473,726	2,033,046	(98,607)	(158,957)
Net change in unrealized appreciation (depreciation) of investments	—	—	1,687,747	2,470,462	185,004	292,807

Net increase (decrease) in net assets resulting from operations	267,613	98,286	7,636,604	4,947,109	354,579	321,194

From Contractowners Transactions:
Payments received from contractowners	376,394	1,064,645	5,731,317	5,042,621	227,535	133,994
Transfers between Variable Investment Options including guaranteed interest account, net	8,058,059	(102,278)	(1,636,221)	2,725,967	205,501	228,681
Redemptions for contract benefits and terminations	(629,634)	(823,143)	(2,029,790)	(1,063,311)	(67,711)	(76,280)
Contract maintenance charges	(81,638)	(40,612)	(1,111,507)	(940,875)	(47,790)	(53,303)

Net increase (decrease) in net assets resulting from contractowners transactions	7,723,181	98,612	953,799	5,764,402	317,535	233,092

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	2,114	680	41,885	24,437	2,221	1,468

Net Increase (Decrease) in Net Assets	7,992,908	197,578	8,632,288	10,735,948	674,335	555,754
Net Assets — Beginning of Year or Period	2,275,755	2,078,177	34,930,486	24,194,538	3,600,778	3,045,024

Net Assets — End of Year or Period	$10,268,663	$2,275,755	$43,562,774	$34,930,486	$4,275,113	$3,600,778

The accompanying notes are an integral part of these financial statements.

FSA-97

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO		FIDELITY® VIP VALUE PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$676,655	$483,164	$119,226	$110,911	$121,583	$60,796
Net realized gain (loss)	(519,616)	(909,716)	7,952,392	1,234,451	1,229,533	196,485
Net change in unrealized appreciation (depreciation) of investments	144,281	1,564,032	(513,543)	4,257,249	(532,367)	644,071

Net increase (decrease) in net assets resulting from operations	301,320	1,137,480	7,558,075	5,602,611	818,749	901,352

From Contractowners Transactions:
Payments received from contractowners	1,148,339	1,503,213	3,220,597	3,634,037	3,214,182	2,061,304
Transfers between Variable Investment Options including guaranteed interest account, net	69,823	199,095	1,095,514	(1,084,950)	1,365,770	16,708
Redemptions for contract benefits and terminations	(678,675)	(1,882,029)	(1,962,026)	(2,492,898)	(323,074)	(173,478)
Contract maintenance charges	(332,421)	(431,069)	(1,115,675)	(1,095,482)	(416,984)	(272,158)

Net increase (decrease) in net assets resulting from contractowners transactions	207,066	(610,790)	1,238,410	(1,039,293)	3,839,894	1,632,376

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	4,352	3,000	—	2,902	—	1,599

Net Increase (Decrease) in Net Assets	512,738	529,690	8,796,485	4,566,220	4,658,643	2,535,327
Net Assets — Beginning of Year or Period	19,888,779	19,359,089	43,777,579	39,211,359	6,376,175	3,840,848

Net Assets — End of Year or Period	$20,401,517	$19,888,779	$52,574,064	$43,777,579	$11,034,818	$6,376,175

The accompanying notes are an integral part of these financial statements.

FSA-98

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO		FRANKLIN SMALL CAP VALUE VIP FUND		INVESCO V.I. DIVERSIFIED DIVIDEND FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$10,105	$11,639	$225,297	$90,264	$212,733	$217,171
Net realized gain (loss)	205,251	97,366	111,901	168,961	221,297	780,159
Net change in unrealized appreciation (depreciation) of investments	(84,159)	111,985	2,758,389	2,764,010	1,102,109	42,930

Net increase (decrease) in net assets resulting from operations	131,197	220,990	3,095,587	3,023,235	1,536,139	1,040,260

From Contractowners Transactions:
Payments received from contractowners	89,184	71,473	2,390,148	2,796,669	873,022	1,081,072
Transfers between Variable Investment Options including guaranteed interest account, net	(141,512)	(39,427)	(2,624,804)	(540,527)	(1,302,057)	(1,517,435)
Redemptions for contract benefits and terminations	(16,532)	(9,581)	(677,664)	(725,395)	(275,173)	(1,837,812)
Contract maintenance charges	(20,634)	(23,863)	(655,529)	(616,267)	(261,405)	(301,043)

Net increase (decrease) in net assets resulting from contractowners transactions	(89,494)	(1,398)	(1,567,849)	914,480	(965,613)	(2,575,218)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	661	—	11,254	4,902	(1,277)	2,325

Net Increase (Decrease) in Net Assets	42,364	219,592	1,538,992	3,942,617	569,249	(1,532,633)
Net Assets — Beginning of Year or Period	1,212,491	992,899	27,528,837	23,586,220	12,360,892	13,893,525

Net Assets — End of Year or Period	$1,254,855	$1,212,491	$29,067,829	$27,528,837	$12,930,141	$12,360,892

The accompanying notes are an integral part of these financial statements.

FSA-99

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	INVESCO V.I. MAIN STREET MID CAP FUND		INVESCO V.I. SMALL CAP EQUITY FUND		JANUS HENDERSON BALANCED PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$556	$(4,278)	$(12,950)	$(10,065)	$83,713	$32,440
Net realized gain (loss)	81,815	(157,803)	296,581	(173,382)	260,771	30,895
Net change in unrealized appreciation (depreciation) of investments	701,940	688,162	1,235,498	1,373,210	25,384	166,992

Net increase (decrease) in net assets resulting from operations	784,311	526,081	1,519,129	1,189,763	369,868	230,327

From Contractowners Transactions:
Payments received from contractowners	231,578	262,519	348,002	432,119	6,542,839	1,287,657
Transfers between Variable Investment Options including guaranteed interest account, net	570,955	570,758	1,205,531	(174,088)	(1,013,242)	(439,588)
Redemptions for contract benefits and terminations	(86,384)	(257,539)	(136,567)	(161,886)	(92,509)	(99,898)
Contract maintenance charges	(84,207)	(83,855)	(214,233)	(199,590)	(248,388)	(123,453)

Net increase (decrease) in net assets resulting from contractowners transactions	631,942	491,883	1,202,733	(103,445)	5,188,700	624,718

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	387	234	348	212	4,985	2,715

Net Increase (Decrease) in Net Assets	1,416,640	1,018,198	2,722,210	1,086,530	5,563,553	857,760
Net Assets — Beginning of Year or Period	4,468,969	3,450,771	8,550,354	7,463,824	1,837,385	979,625

Net Assets — End of Year or Period	$5,885,609	$4,468,969	$11,272,564	$8,550,354	$7,400,938	$1,837,385

The accompanying notes are an integral part of these financial statements.

FSA-100

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO		MACQUARIE VIP HIGH INCOME SERIES		MFS® INVESTORS TRUST SERIES
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$252,472	$142,364	$3,461,312	$2,946,434	$14,874	$13,208
Net realized gain (loss)	(45,746)	(108,289)	(1,136,700)	(1,529,963)	418,748	259,139
Net change in unrealized appreciation (depreciation) of investments	12,478	118,906	957,061	3,848,231	406,354	453,683

Net increase (decrease) in net assets resulting from operations	219,204	152,981	3,281,673	5,264,702	839,976	726,030

From Contractowners Transactions:
Payments received from contractowners	1,605,730	1,207,128	5,293,424	5,072,466	111,886	131,958
Transfers between Variable Investment Options including guaranteed interest account, net	293,729	117,115	9,127,672	416,851	(80,065)	(212,838)
Redemptions for contract benefits and terminations	(32,717)	(19,376)	(2,002,569)	(1,471,082)	(91,533)	(85,661)
Contract maintenance charges	(270,745)	(197,534)	(1,723,324)	(1,630,344)	(86,262)	(91,836)

Net increase (decrease) in net assets resulting from contractowners transactions	1,595,997	1,107,333	10,695,203	2,387,891	(145,974)	(258,377)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	5,434	3,230	14,862	6,855	—	—

Net Increase (Decrease) in Net Assets	1,820,635	1,263,544	13,991,738	7,659,448	694,002	467,653
Net Assets — Beginning of Year or Period	2,838,613	1,575,069	51,479,160	43,819,712	4,501,290	4,033,637

Net Assets — End of Year or Period	$4,659,248	$2,838,613	$65,470,898	$51,479,160	$5,195,292	$4,501,290

The accompanying notes are an integral part of these financial statements.

FSA-101

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER CORE BOND*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(21,488)	$(24,612)	$(809,162)	$(812,030)	$1,878,880	$1,410,606
Net realized gain (loss)	1,421,588	403,554	124,335,906	23,059,976	(863,954)	(1,341,527)
Net change in unrealized appreciation (depreciation) of investments	509,719	1,885,856	60,210,480	157,129,643	(11,574)	2,505,311

Net increase (decrease) in net assets resulting from operations	1,909,819	2,264,798	183,737,224	179,377,589	1,003,352	2,574,390

From Contractowners Transactions:
Payments received from contractowners	359,797	449,592	16,318,836	16,664,670	2,611,554	3,064,696
Transfers between Variable Investment Options including guaranteed interest account, net	(450,967)	(287,410)	(21,895,090)	(16,010,852)	4,596,299	3,911,966
Redemptions for contract benefits and terminations	(248,845)	(487,044)	(27,371,222)	(17,791,885)	(1,700,622)	(3,391,068)
Contract maintenance charges	(215,730)	(207,378)	(19,902,763)	(20,268,913)	(2,660,774)	(2,773,458)

Net increase (decrease) in net assets resulting from contractowners transactions	(555,745)	(532,240)	(52,850,239)	(37,406,980)	2,846,457	812,136

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	—	2,006	—	—

Net Increase (Decrease) in Net Assets	1,354,074	1,732,558	130,886,985	141,972,615	3,849,809	3,386,526
Net Assets — Beginning of Year or Period	11,906,406	10,173,848	633,992,436	492,019,821	54,558,757	51,172,231

Net Assets — End of Year or Period	$13,260,480	$11,906,406	$764,879,421	$633,992,436	$58,408,566	$54,558,757

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-102

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	MULTIMANAGER TECHNOLOGY*		NATURAL RESOURCES PORTFOLIO		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(978,617)	$(747,068)	$—	$—	$342,742	$3,042,305
Net realized gain (loss)	47,892,326	14,596,938	446,348	453,530	(1,591,672)	(1,284,009)
Net change in unrealized appreciation (depreciation) of investments	18,163,719	71,716,091	(302,142)	(417,976)	1,935,179	(3,450,830)

Net increase (decrease) in net assets resulting from operations	65,077,428	85,565,961	144,206	35,554	686,249	(1,692,534)

From Contractowners Transactions:
Payments received from contractowners	11,691,755	8,834,702	228,955	280,188	1,165,613	1,422,699
Transfers between Variable Investment Options including guaranteed interest account, net	(13,619,785)	2,334,352	(1,429,148)	(1,054,446)	(2,374,811)	(1,606,308)
Redemptions for contract benefits and terminations	(6,916,064)	(6,466,851)	(105,082)	(373,435)	(725,901)	(685,456)
Contract maintenance charges	(5,747,018)	(5,403,313)	(49,600)	(53,728)	(428,371)	(504,516)

Net increase (decrease) in net assets resulting from contractowners transactions	(14,591,112)	(701,110)	(1,354,875)	(1,201,421)	(2,363,470)	(1,373,581)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	5,090	1,371	1,060	559	661

Net Increase (Decrease) in Net Assets	50,486,316	84,869,941	(1,209,298)	(1,164,807)	(1,676,662)	(3,065,454)
Net Assets — Beginning of Year or Period	260,845,180	175,975,239	3,993,170	5,157,977	18,478,362	21,543,816

Net Assets — End of Year or Period	$311,331,496	$260,845,180	$2,783,872	$3,993,170	$16,801,700	$18,478,362

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-103

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO		T. ROWE PRICE EQUITY INCOME PORTFOLIO		T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$368,695	$367,320	$—	$—
Net realized gain (loss)	407,651	19,218	2,073,296	957,455	133,341	36,460
Net change in unrealized appreciation (depreciation) of investments	255,432	114,517	165,424	634,632	(76,048)	(5,764)

Net increase (decrease) in net assets resulting from operations	663,083	133,735	2,607,415	1,959,407	57,293	30,696

From Contractowners Transactions:
Payments received from contractowners	1,663,953	451,289	1,555,967	1,701,682	399,645	182,907
Transfers between Variable Investment Options including guaranteed interest account, net	835,273	436,247	570,371	(1,342,040)	306,928	406,148
Redemptions for contract benefits and terminations	(49,796)	(6)	(570,630)	(476,019)	(9)	(5)
Contract maintenance charges	(159,367)	(33,727)	(683,727)	(679,477)	(38,720)	(10,225)

Net increase (decrease) in net assets resulting from contractowners transactions	2,290,063	853,803	871,981	(795,854)	667,844	578,825

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	5,255	929	6,073	3,970	3,088	782

Net Increase (Decrease) in Net Assets	2,958,401	988,467	3,485,469	1,167,523	728,225	610,303
Net Assets — Beginning of Year or Period	1,009,640	21,173	23,584,009	22,416,486	610,656	353

Net Assets — End of Year or Period	$3,968,041	$1,009,640	$27,069,478	$23,584,009	$1,338,881	$610,656

The	accompanying notes are an integral part of these financial statements.

FSA-104

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	TARGET 2015 ALLOCATION*		TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,268	$8,998	$191,509	$140,904	$217,421	$163,304
Net realized gain (loss)	19,369	(200,407)	324,911	(254,909)	465,908	(10,530)
Net change in unrealized appreciation (depreciation) of investments	(7,694)	247,936	174,744	1,116,816	540,595	1,346,803

Net increase (decrease) in net assets resulting from operations	15,943	56,527	691,164	1,002,811	1,223,924	1,499,577

From Contractowners Transactions:
Payments received from contractowners	13,752	219,061	176,757	413,480	482,888	471,080
Transfers between Variable Investment Options including guaranteed interest account, net	(115,289)	(292,248)	231,851	162	408,682	698,170
Redemptions for contract benefits and terminations	(99,067)	(478,061)	(716,865)	(1,024,079)	(762,852)	(745,445)
Contract maintenance charges	(4,643)	(10,043)	(269,743)	(256,871)	(227,092)	(216,496)

Net increase (decrease) in net assets resulting from contractowners transactions	(205,247)	(561,291)	(578,000)	(867,308)	(98,374)	207,309

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	79	—	486	348	—	—

Net Increase (Decrease) in Net Assets	(189,225)	(504,764)	113,650	135,851	1,125,550	1,706,886
Net Assets — Beginning of Year or Period	302,291	807,055	8,050,840	7,914,989	10,693,906	8,987,020

Net Assets — End of Year or Period	$113,066	$302,291	$8,164,490	$8,050,840	$11,819,456	$10,693,906

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-105

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	TARGET 2045 ALLOCATION*		TARGET 2055 ALLOCATION*		TEMPLETON DEVELOPING MARKETS VIP FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$167,574	$114,713	$97,761	$83,447	$770,634	$364,967
Net realized gain (loss)	414,882	126,805	244,014	137,328	(378,956)	(845,661)
Net change in unrealized appreciation (depreciation) of investments	550,395	1,010,501	618,272	830,347	1,060,887	2,670,636

Net increase (decrease) in net assets resulting from operations	1,132,851	1,252,019	960,047	1,051,122	1,452,565	2,189,942

From Contractowners Transactions:
Payments received from contractowners	1,008,693	786,033	567,880	751,053	1,625,458	2,113,212
Transfers between Variable Investment Options including guaranteed interest account, net	289,070	(562,813)	(402,602)	169,487	(828,586)	(1,303,917)
Redemptions for contract benefits and terminations	(364,267)	(170,594)	(148,361)	(180,910)	(514,884)	(714,599)
Contract maintenance charges	(185,706)	(184,563)	(134,143)	(139,069)	(537,163)	(587,147)

Net increase (decrease) in net assets resulting from contractowners transactions	747,790	(131,937)	(117,226)	600,561	(255,175)	(492,451)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	—	—	—	—	16,569	2,448

Net Increase (Decrease) in Net Assets	1,880,641	1,120,082	842,821	1,651,683	1,213,959	1,699,939
Net Assets — Beginning of Year or Period	8,211,263	7,091,181	6,607,024	4,955,341	19,504,674	17,804,735

Net Assets — End of Year or Period	$10,091,904	$8,211,263	$7,449,845	$6,607,024	$20,718,633	$19,504,674

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-106

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	TEMPLETON GLOBAL BOND VIP FUND		VANECK VIP GLOBAL RESOURCES FUND		VANGUARD VARIABLE INSURANCE FUND EQUITY INDEX PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(46,925)	$(51,670)	$333,612	$381,477	$116,096	$152,623
Net realized gain (loss)	(1,144,973)	(1,607,040)	484,516	829,446	1,906,592	1,921,564
Net change in unrealized appreciation (depreciation) of investments	(3,482,450)	2,681,837	(1,274,619)	(1,934,971)	1,622,993	1,665,159

Net increase (decrease) in net assets resulting from operations	(4,674,348)	1,023,127	(456,491)	(724,048)	3,645,681	3,739,346

From Contractowners Transactions:
Payments received from contractowners	2,690,389	2,891,275	934,022	1,105,152	292,749	417,923
Transfers between Variable Investment Options including guaranteed interest account, net	2,097,754	(1,233,736)	(430,718)	(1,576,809)	(572,346)	708,609
Redemptions for contract benefits and terminations	(1,349,215)	(1,593,404)	(717,894)	(564,881)	(275,707)	(4,609,333)
Contract maintenance charges	(1,457,844)	(1,499,344)	(385,682)	(454,567)	(101,241)	(385,309)

Net increase (decrease) in net assets resulting from contractowners transactions	1,981,084	(1,435,209)	(600,272)	(1,491,105)	(656,545)	(3,868,110)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account FP	5,905	4,470	398	300	—	—

Net Increase (Decrease) in Net Assets	(2,687,359)	(407,612)	(1,056,365)	(2,214,853)	2,989,136	(128,764)
Net Assets — Beginning of Year or Period	39,721,581	40,129,193	14,883,182	17,098,035	15,636,601	15,765,365

Net Assets — End of Year or Period	$37,034,222	$39,721,581	$13,826,817	$14,883,182	$18,625,737	$15,636,601

The accompanying notes are an integral part of these financial statements.

FSA-107

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

The change in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	Share Class**	2024			2023
		Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

1290 VT CONVERTIBLE SECURITIES	IB	99	(42)	57	95	(33)	62

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	435	(186)	249	213	(61)	152

1290 VT EQUITY INCOME	IB	16	(11)	5	31	(18)	13

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	39	(23)	16	19	(16)	3

1290 VT GAMCO SMALL COMPANY VALUE	IB	260	(128)	132	133	(70)	63

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	21	(4)	17	36	(14)	22

1290 VT NATURAL RESOURCES	IB	69	(51)	18	105	(76)	29

1290 VT REAL ESTATE	IB	84	(19)	65	95	(18)	77

1290 VT SMALL CAP VALUE	IB	67	(34)	33	42	(33)	9

1290 VT SMARTBETA EQUITY ESG	IB	65	(57)	8	65	(81)	(16)

1290 VT SOCIALLY RESPONSIBLE	IB	12	(26)	(14)	29	(12)	17

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	6	(11)	(5)	16	(1)	15

AB VPS RELATIVE VALUE PORTFOLIO	CLASS B	37	(2)	35	13	(1)	12

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	9	(1)	8	5	—	5

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	228	(103)	125	207	(35)	172

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	124	(73)	51	113	(35)	78

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	476	(300)	176	445	(239)	206

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	89	(57)	32	107	(200)	(93)

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	41	(35)	6	42	(30)	12

EQ/400 MANAGED VOLATILITY	IB	4	(2)	2	2	(4)	(2)

EQ/500 MANAGED VOLATILITY	IB	8	(9)	(1)	8	(6)	2

EQ/2000 MANAGED VOLATILITY	IB	2	(3)	(1)	2	(4)	(2)

EQ/AB SMALL CAP GROWTH	IB	263	(142)	121	198	(67)	131

The accompanying notes are an integral part of these financial statements.

FSA-108

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	Share Class**	2024			2023
		Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	8	(1)	7	5	(1)	4

EQ/AGGRESSIVE ALLOCATION	IB	232	(234)	(2)	317	(151)	166

EQ/ALL ASSET GROWTH ALLOCATION	IB	34	(26)	8	49	(35)	14

EQ/AMERICAN CENTURY MID CAP VALUE	IB	206	(183)	23	235	(174)	61

EQ/BALANCED STRATEGY	IB	6	(12)	(6)	10	(28)	(18)

EQ/CAPITAL GROUP RESEARCH	IB	9	(29)	(20)	5	(28)	(23)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	42	(52)	(10)	27	(35)	(8)

EQ/COMMON STOCK INDEX	IA	117	(127)	(10)	59	(131)	(72)

EQ/COMMON STOCK INDEX	IB	664	(302)	362	530	(241)	289

EQ/CONSERVATIVE ALLOCATION	IB	33	(40)	(7)	42	(10)	32

EQ/CONSERVATIVE GROWTH STRATEGY	IB	2	(4)	(2)	4	(4)	—

EQ/CONSERVATIVE STRATEGY	IB	2	(3)	(1)	2	(7)	(5)

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	70	(72)	(2)	53	(13)	40

EQ/CORE BOND INDEX	IB	566	(317)	249	383	(145)	238

EQ/CORE PLUS BOND	IA	124	(61)	63	103	(30)	73

EQ/CORE PLUS BOND	IB	117	(85)	32	98	(56)	42

EQ/EMERGING MARKETS EQUITY PLUS	IB	115	(89)	26	126	(58)	68

EQ/EQUITY 500 INDEX	IA	188	(207)	(19)	241	(205)	36

EQ/EQUITY 500 INDEX	IB	2,900	(1,099)	1,801	2,433	(858)	1,575

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	41	(42)	(1)	23	(60)	(37)

EQ/FRANKLIN RISING DIVIDENDS	IB	224	(184)	40	216	(49)	167

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	8	(26)	(18)	5	(21)	(16)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	87	(70)	17	76	(22)	54

EQ/GROWTH STRATEGY	IB	11	(17)	(6)	18	(22)	(4)

EQ/INTERMEDIATE CORPORATE BOND	IB	7	(1)	6	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-109

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	Share Class**	2024			2023
		Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/INTERMEDIATE GOVERNMENT BOND	IA	48	(45)	3	54	(42)	12

EQ/INTERMEDIATE GOVERNMENT BOND	IB	82	(66)	16	93	(32)	61

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	36	(24)	12	13	(23)	(10)

EQ/INTERNATIONAL EQUITY INDEX	IA	93	(133)	(40)	129	(175)	(46)

EQ/INTERNATIONAL EQUITY INDEX	IB	716	(377)	339	719	(227)	492

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	2	(2)	—	3	(5)	(2)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	53	(74)	(21)	34	(33)	1

EQ/INVESCO COMSTOCK	IB	67	(49)	18	45	(39)	6

EQ/INVESCO GLOBAL	IB	45	(19)	26	46	(12)	34

EQ/INVESCO GLOBAL REAL ASSETS	IB	224	(135)	89	125	(117)	8

EQ/JANUS ENTERPRISE	IB	164	(142)	22	195	(79)	116

EQ/JPMORGAN GROWTH STOCK	IB	392	(314)	78	435	(208)	227

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	527	(188)	339	315	(140)	175

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	28	(32)	(4)	25	(14)	11

EQ/LARGE CAP GROWTH INDEX	IB	693	(271)	422	476	(143)	333

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	58	(48)	10	37	(40)	(3)

EQ/LARGE CAP VALUE INDEX	IB	321	(172)	149	287	(85)	202

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	29	(133)	(104)	5	(24)	(19)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	158	(233)	(75)	166	(268)	(102)

EQ/LONG-TERM BOND	IB	87	(7)	80	—	—	—

EQ/LOOMIS SAYLES GROWTH	IB	157	(93)	64	151	(69)	82

EQ/MFS INTERNATIONAL GROWTH	IB	335	(192)	143	338	(241)	97

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	306	(295)	11	311	(253)	58

EQ/MFS MID CAP FOCUSED GROWTH	IB	216	(97)	119	164	(82)	82

EQ/MFS TECHNOLOGY	IB	542	(241)	301	374	(313)	61

The accompanying notes are an integral part of these financial statements.

FSA-110

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	Share Class**	2024			2023
		Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/MFS UTILITIES SERIES	IB	69	(28)	41	65	(70)	(5)

EQ/MID CAP INDEX	IB	575	(369)	206	494	(181)	313

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	28	(40)	(12)	29	(12)	17

EQ/MODERATE ALLOCATION	IA	76	(182)	(106)	37	(202)	(165)

EQ/MODERATE ALLOCATION	IB	286	(165)	121	363	(167)	196

EQ/MODERATE GROWTH STRATEGY	IB	13	(34)	(21)	24	(35)	(11)

EQ/MODERATE-PLUS ALLOCATION	IB	750	(446)	304	491	(339)	152

EQ/MONEY MARKET	IA	1,940	(2,107)	(167)	2,964	(1,928)	1,036

EQ/MONEY MARKET	IB	9,919	(9,230)	689	7,658	(5,805)	1,853

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	186	(143)	43	192	(81)	111

EQ/PIMCO GLOBAL REAL RETURN	IB	28	(19)	9	17	(6)	11

EQ/PIMCO REAL RETURN	IB	155	(90)	65	164	(165)	(1)

EQ/PIMCO TOTAL RETURN ESG	IB	384	(209)	175	304	(199)	105

EQ/PIMCO ULTRA SHORT BOND	IB	235	(91)	144	206	(75)	131

EQ/QUALITY BOND PLUS	IA	57	(38)	19	37	(34)	3

EQ/QUALITY BOND PLUS	IB	11	(13)	(2)	16	(15)	1

EQ/SMALL COMPANY INDEX	IB	562	(385)	177	460	(132)	328

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	161	(146)	15	173	(74)	99

EQ/VALUE EQUITY	IB	42	(93)	(51)	58	(36)	22

EQ/WELLINGTON ENERGY	IB	286	(811)	(525)	417	(545)	(128)

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	26	(40)	(14)	74	(64)	10

EQUITABLE GROWTH MF/ETF	IB	70	(1)	69	—	—	—

EQUITABLE MODERATE GROWTH MF/ETF	IB	10	(1)	9	—	—	—

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	86	(23)	63	118	(22)	96

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	22	(14)	8	17	(19)	(2)

The accompanying notes are an integral part of these financial statements.

FSA-111

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	Share Class**	2024			2023
		Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	SERVICE CLASS 2	558	(124)	434	189	(128)	61

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	302	(183)	119	341	(152)	189

FIDELITY® VIP HIGH INCOME PORTFOLIO	SERVICE CLASS 2	20	(19)	1	15	(12)	3

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	118	(150)	(32)	128	(155)	(27)

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	134	(81)	53	112	(91)	21

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	272	(89)	183	163	(66)	97

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	SERVICE CLASS 2	6	(6)	—	4	(4)	—

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	190	(150)	40	207	(112)	95

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	61	(75)	(14)	63	(132)	(69)

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	32	(5)	27	35	(9)	26

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	25	(10)	15	11	(13)	(2)

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	562	(147)	415	147	(73)	74

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	185	(69)	116	135	(41)	94

MACQUARIE VIP HIGH INCOME SERIES	SERVICE CLASS	616	(252)	364	379	(216)	163

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	1	(1)	—	1	(2)	(1)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	5	(6)	(1)	4	(4)	—

MULTIMANAGER AGGRESSIVE EQUITY	IA	7	(31)	(24)	4	(28)	(24)

MULTIMANAGER AGGRESSIVE EQUITY	IB	76	(42)	34	87	(35)	52

MULTIMANAGER CORE BOND	IB	93	(47)	46	27	(30)	(3)

MULTIMANAGER TECHNOLOGY	IB	266	(149)	117	163	(70)	93

NATURAL RESOURCES PORTFOLIO	CLASS II	19	(67)	(48)	31	(53)	(22)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	62	(68)	(6)	67	(65)	2

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	CLASS II	140	(38)	102	51	(4)	47

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	72	(45)	27	102	(35)	67

The accompanying notes are an integral part of these financial statements.

FSA-112

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	Share Class**	2024			2023
		Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	CLASS II	49	(5)	44	20	(3)	17

TARGET 2015 ALLOCATION	IB	4	(9)	(5)	14	(31)	(17)

TARGET 2025 ALLOCATION	IB	24	(43)	(19)	18	(44)	(26)

TARGET 2035 ALLOCATION	IB	26	(41)	(15)	27	(45)	(18)

TARGET 2045 ALLOCATION	IB	21	(9)	12	19	(15)	4

TARGET 2055 ALLOCATION	IB	18	(34)	(16)	33	(19)	14

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	147	(115)	32	142	(92)	50

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	180	(115)	65	133	(142)	(9)

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	43	(43)	—	51	(60)	(9)

VANGUARD VARIABLE INSURANCE FUND EQUITY INDEX PORTFOLIO	COMMON SHARES	4	(5)	(1)	4	(11)	(7)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-113

SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2024

1.	Organization

Separate Account FP (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, VanEck VIP Trust, and Vanguard Variable Insurance Fund (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AB Variable Products Series Fund, Inc.*

•	AB VPS Discovery Value Portfolio
•	AB VPS Relative Value Portfolio
•	AB VPS Sustainable Global Thematic Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Main Street Mid Cap Fund
•	Invesco V.I. Small Cap Equity Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Asset Allocation Fund
•	American Funds Insurance Series® Global Small Capitalization Fund
•	American Funds Insurance Series® New World Fund®

BlackRock Variable Series Funds, Inc.

•	BlackRock Global Allocation V.I. Fund

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income(1)
•	1290 VT GAMCO Mergers & Acquisitions(1)
•	1290 VT GAMCO Small Company Value(1)
•	1290 VT Multi-Alternative Strategies
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity ESG
•	1290 VT Socially Responsible(1)
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth(1)
•	EQ/AB Sustainable U.S. Thematic
•	EQ/Aggressive Allocation(1)
•	EQ/All Asset Growth Allocation
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy
•	EQ/Capital Group Research(1)
•	EQ/ClearBridge Large Cap Growth ESG(1)
•	EQ/Common Stock Index
•	EQ/Conservative Allocation(1)
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Conservative-Plus Allocation(1)
•	EQ/Core Bond Index(1)
•	EQ/Core Plus Bond
•	EQ/Emerging Markets Equity Plus
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Rising Dividends
•	EQ/Global Equity Managed Volatility(1)
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy
•	EQ/Intermediate Corporate Bond
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility(1)
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility(1)
•	EQ/Invesco Comstock(1)

FSA-114

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

1.	Organization (Continued)

•	EQ/Invesco Global
•	EQ/Invesco Global Real Assets
•	EQ/Janus Enterprise(1)
•	EQ/JPMorgan Growth Stock(1)
•	EQ/JPMorgan Value Opportunities(1)
•	EQ/Large Cap Core Managed Volatility(1)
•	EQ/Large Cap Growth Index(1)
•	EQ/Large Cap Growth Managed Volatility(1)
•	EQ/Large Cap Value Index(1)
•	EQ/Large Cap Value Managed Volatility(1)
•	EQ/Lazard Emerging Markets Equity
•	EQ/Long-Term Bond
•	EQ/Loomis Sayles Growth(1)
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index(1)
•	EQ/Mid Cap Value Managed Volatility(1)
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation(1)
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return ESG
•	EQ/PIMCO Ultra Short Bond(1)
•	EQ/Quality Bond Plus
•	EQ/Small Company Index(1)
•	EQ/T. Rowe Price Health Sciences
•	EQ/Value Equity(1)
•	EQ/Wellington Energy
•	Equitable Conservative Growth MF/ETF
•	Equitable Growth MF/ETF
•	Equitable Moderate Growth MF/ETF
•	Multimanager Aggressive Equity
•	Multimanager Core Bond(1)
•	Multimanager Technology(1)
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

Fidelity® Variable Insurance Products

•	Fidelity® VIP Asset Manager: Growth Portfolio
•	Fidelity® VIP Equity-Income Portfolio
•	Fidelity® VIP Government Money Market Portfolio
•	Fidelity® VIP Growth & Income Portfolio
•	Fidelity® VIP High Income Portfolio
•	Fidelity® VIP Investment Grade Bond Portfolio
•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Value Portfolio
•	Fidelity® VIP Value Strategies Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Small Cap Value VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund

Ivy Variable Insurance Portfolios

•	Macquarie VIP High Income Series(2)

Janus Aspen Series

•	Janus Henderson Balanced Portfolio

Legg Mason Partners Variable Equity Trust

•	ClearBridge Variable Mid Cap Portfolio

Lord Abbett Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trust

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Blue Chip Growth Portfolio
•	T. Rowe Price Equity Income Portfolio
•	T. Rowe Price Mid-Cap Growth Portfolio

The Prudential Series Fund

•	Natural Resources Portfolio

VanEck VIP Trust

•	VanEck VIP Global Resources Fund

Vanguard Variable Insurance Fund

•	Vanguard Variable Insurance Fund — Equity Index Portfolio

(1)	Effective June 21, 2024, the Class IA shares of this Variable Investment Option were combined with the Class IB shares of the same Variable Investment Option
(2)	Formerly known as Delaware IVY VIP High Income
*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 6 of these financial statements.

FSA-115

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

1.	Organization (Continued)

The Account is used to fund benefits for the following Variable Life products (collectively, the “Contracts”):

•	Accumulator Life
•	Incentive Life
•	Incentive Life 2000
•	Incentive Life Sales (1999 and after)
•	Incentive Life ‘02
•	Incentive Life ‘06
•	Incentive Life® Optimizer
•	Incentive Life Optimizer II
•	Incentive Life Optimizer III
•	VUL Optimizer
•	Incentive Life PlusSM
•	Incentive Life Plus Original Series
•	Paramount Life
•	IL Legacy
•	IL Legacy II
•	IL Legacy III
•	VUL Legacy
•	IL ProtectorSM
•	Incentive Life COLI
•	Incentive Life COLI ‘04
•	Champion 2000
•	Survivorship 2000
•	Survivorship Incentive Life 1999
•	Survivorship Incentive Life ‘02
•	Survivorship Incentive Life® Legacy
•	VUL Survivorship
•	SP-Flex
•	Corporate Owned Incentive Life®
•	COIL Institutional Series
•	Equitable Advantage

The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the “Series 2000 Policies.” Incentive Life PlusSM Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as “Incentive Life PlusSM.” Incentive Life Plus Contracts issued with a prior prospectus are referred to as “Incentive Life Plus Original Series.”

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FSA-116

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

2.	Significant Accounting Policies (Concluded)

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Accumulation Nonunitized:

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of Equitable Financial’s General Account, and/or index fund options of Separate Account No. 67, if available.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67, if available. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Income Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

FSA-117

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Segment Reporting

The Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard impacted financial statement disclosures only and did not affect the Separate Account’s financial position or its results of operations.

Equitable Financial has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

5.	Purchases and Sales of Portfolio

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2024 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$2,740,886	$1,575,581
1290 VT DoubleLine Opportunistic Bond	7,151,450	4,226,795
1290 VT Equity Income	3,722,971	2,688,672
1290 VT GAMCO Mergers & Acquisitions	4,849,773	1,752,163
1290 VT GAMCO Small Company Value	41,416,089	29,284,779
1290 VT Multi-Alternative Strategies	323,620	39,715
1290 VT Natural Resources	1,293,275	914,732
1290 VT Real Estate	1,009,767	229,870

FSA-118

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

5.	Purchases and Sales of Portfolio (Continued)

	Purchases	Sales
1290 VT Small Cap Value	$8,334,988	$4,935,663
1290 VT SmartBeta Equity ESG	5,449,532	2,420,340
1290 VT Socially Responsible	1,154,192	2,042,376
AB VPS Discovery Value Portfolio	105,940	129,910
AB VPS Relative Value Portfolio	517,565	26,564
AB VPS Sustainable Global Thematic Portfolio	135,192	13,740
American Funds Insurance Series® Asset Allocation Fund	3,965,443	1,350,243
American Funds Insurance Series® Global Small Capitalization Fund	4,648,870	2,603,415
American Funds Insurance Series® New World Fund®	11,409,238	10,846,565
BlackRock Global Allocation V.I. Fund	2,264,604	1,196,458
ClearBridge Variable Mid Cap Portfolio	758,468	593,613
EQ/400 Managed Volatility	2,024,513	1,247,028
EQ/500 Managed Volatility	8,834,585	4,408,204
EQ/2000 Managed Volatility	1,218,567	852,272
EQ/AB Small Cap Growth	43,840,375	34,070,659
EQ/AB Sustainable U.S. Thematic	114,006	13,451
EQ/Aggressive Allocation	26,456,601	24,213,056
EQ/All Asset Growth Allocation	5,202,120	3,730,934
EQ/American Century Mid Cap Value	16,005,868	18,644,599
EQ/Balanced Strategy	4,695,946	2,764,134
EQ/Capital Group Research	29,214,860	18,576,727
EQ/ClearBridge Large Cap Growth ESG	13,970,066	15,733,134
EQ/Common Stock Index	221,281,606	177,879,296
EQ/Conservative Allocation	2,905,443	2,501,169
EQ/Conservative Growth Strategy	927,887	690,371
EQ/Conservative Strategy	354,037	377,104
EQ/Conservative-Plus Allocation	5,549,123	5,233,568
EQ/Core Bond Index	23,136,931	11,894,576
EQ/Core Plus Bond	21,374,263	16,896,804
EQ/Emerging Markets Equity Plus	1,577,442	1,034,236
EQ/Equity 500 Index	266,920,689	167,495,035
EQ/Fidelity Institutional AM® Large Cap	31,683,221	17,817,095
EQ/Franklin Rising Dividends	14,054,677	12,553,103
EQ/Global Equity Managed Volatility	19,987,502	12,204,636
EQ/Goldman Sachs Mid Cap Value	10,263,248	8,154,001
EQ/Growth Strategy	10,617,099	4,984,896
EQ/Intermediate Corporate Bond	105,337	27,970
EQ/Intermediate Government Bond	8,415,489	7,449,537
EQ/International Core Managed Volatility	7,152,915	3,867,919
EQ/International Equity Index	45,687,247	42,186,184
EQ/International Managed Volatility	731,401	419,281
EQ/International Value Managed Volatility	9,803,770	6,865,687
EQ/Invesco Comstock	8,555,087	4,736,582
EQ/Invesco Global	1,204,321	413,170
EQ/Invesco Global Real Assets	6,709,460	7,251,055
EQ/Janus Enterprise	14,942,305	10,735,223
EQ/JPMorgan Growth Stock	45,423,279	34,146,913
EQ/JPMorgan Value Opportunities	42,844,869	22,095,056
EQ/Large Cap Core Managed Volatility	11,651,999	4,260,878
EQ/Large Cap Growth Index	75,575,292	42,426,299
EQ/Large Cap Growth Managed Volatility	57,542,036	36,458,255
EQ/Large Cap Value Index	19,122,672	10,640,946
EQ/Large Cap Value Managed Volatility	54,145,214	38,721,140
EQ/Lazard Emerging Markets Equity	21,313,163	19,199,904
EQ/Long-Term Bond	1,027,067	88,612
EQ/Loomis Sayles Growth	25,663,491	13,758,437
EQ/MFS International Growth	19,567,201	13,051,563
EQ/MFS International Intrinsic Value	24,196,521	23,241,629

FSA-119

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

5.	Purchases and Sales of Portfolio (Concluded)

	Purchases	Sales
EQ/MFS Mid Cap Focused Growth	$16,823,873	$9,918,281
EQ/MFS Technology	48,321,595	19,526,133
EQ/MFS Utilities Series	1,778,679	935,112
EQ/Mid Cap Index	41,728,064	30,625,687
EQ/Mid Cap Value Managed Volatility	28,691,141	18,737,247
EQ/Moderate Allocation	64,205,399	82,174,534
EQ/Moderate Growth Strategy	16,212,621	8,527,798
EQ/Moderate-Plus Allocation	66,640,402	40,887,085
EQ/Money Market	371,970,617	371,794,131
EQ/Morgan Stanley Small Cap Growth	8,613,889	11,329,197
EQ/PIMCO Global Real Return	470,229	244,893
EQ/PIMCO Real Return	9,681,385	6,632,869
EQ/PIMCO Total Return ESG	15,003,672	10,712,522
EQ/PIMCO Ultra Short Bond	17,763,770	7,822,314
EQ/Quality Bond Plus	6,680,811	4,829,834
EQ/Small Company Index	35,031,167	23,038,636
EQ/T. Rowe Price Health Sciences	6,270,239	7,800,191
EQ/Value Equity	16,501,901	24,475,229
EQ/Wellington Energy	6,067,721	11,555,287
Equitable Conservative Growth MF/ETF	2,027,601	1,854,553
Equitable Growth MF/ETF	795,585	14,280
Equitable Moderate Growth MF/ETF	147,933	5,428
Fidelity® VIP Asset Manager: Growth Portfolio	1,517,675	481,357
Fidelity® VIP Equity-Income Portfolio	2,793,521	1,428,887
Fidelity® VIP Government Money Market Portfolio	9,410,077	1,417,464
Fidelity® VIP Growth & Income Portfolio	14,557,057	10,230,935
Fidelity® VIP High Income Portfolio	1,444,091	856,139
Fidelity® VIP Investment Grade Bond Portfolio	4,371,386	3,482,791
Fidelity® VIP Mid Cap Portfolio	17,153,421	8,935,732
Fidelity® VIP Value Portfolio	6,696,211	1,739,800
Fidelity® VIP Value Strategies Portfolio	622,397	520,605
Franklin Small Cap Value Vip Fund	8,552,606	9,223,296
Invesco V.I. Diversified Dividend Fund	1,981,144	2,217,924
Invesco V.I. Main Street Mid Cap Fund	1,376,738	605,025
Invesco V.I. Small Cap Equity Fund	3,719,874	2,008,491
Janus Henderson Balanced Portfolio	7,380,647	2,103,806
Lord Abbett Series Fund - Bond Debenture Portfolio	2,675,852	822,126
Macquarie VIP High Income Series	23,489,665	9,318,499
MFS® Investors Trust Series	792,676	559,420
MFS® Massachusetts Investors Growth Stock Portfolio	3,672,522	3,023,549
Multimanager Aggressive Equity	113,776,411	67,781,658
Multimanager Core Bond	9,817,073	5,090,730
Multimanager Technology	69,665,687	49,217,498
Natural Resources Portfolio	949,593	2,303,091
PIMCO CommodityRealReturn® Strategy Portfolio	3,011,759	5,032,486
T. Rowe Price Blue Chip Growth Portfolio	3,270,862	809,681
T. Rowe Price Equity Income Portfolio	5,990,477	2,972,634
T. Rowe Price Mid-Cap Growth Portfolio	891,179	92,275
Target 2015 Allocation	105,770	298,790
Target 2025 Allocation	2,660,717	2,477,155
Target 2035 Allocation	2,969,965	2,580,262
Target 2045 Allocation	2,329,218	1,246,540
Target 2055 Allocation	1,335,688	1,270,136
Templeton Developing Markets VIP Fund	4,820,851	4,148,682
Templeton Global Bond VIP Fund	6,029,746	4,089,929
VanEck VIP Global Resources Fund	3,119,784	3,386,046
Vanguard Variable Insurance Fund Equity Index Portfolio	3,502,903	3,415,869

FSA-120

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

6.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIMG. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 2.57% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub- advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment sub-advisor for a number of Portfolios in EQAT including the 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Small Cap Growth, EQ/AB Sustainable U.S. Thematic, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/Intermediate Corporate Bond, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Long-Term Bond, EQ/Mid Cap Index and EQ/Small Company Index, as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”) or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of Equitable Financial and are registered representatives of the agencies and affiliated broker-dealer. Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable

FSA-121

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

6.	Expenses and Related Party Transactions (Concluded)

Advisors. Equitable Advisors receives service- related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network.

Equitable Financial serves as the transfer agent for EQAT.

7.	Asset-based Charges and Contractowner Charges

The table below lists the charges for each product. These charges are reflected as “Asset-based Charges” in the Statement of Operations or as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

	Mortality and Expense Risks	Mortality	Administrative	Total
Accumulator Life	varies (b)(d)	varies(b)	varies (b)(f)	varies
Incentive Life, Champion 2000	0.60%(a)	—	—	0.60%
Incentive Life 2000, Incentive Life 1999, Incentive Life Plus	0.60%(l)(n)	—	—	0.60%
Incentive Life ‘02	varies (b)(g)	—	—	0.80%
Incentive Life ‘06	0.85%(b)(e)	—	—	0.85%
Survivorship Incentive Life ‘02	0.90%(b)(m)	—	—	0.90%
Paramount Life	0.60%(a)	—	—	0.60%
Incentive Life Plus Original Series	0.60%(b)(l)	—	—	0.60%
Incentive Life COLI	0.60%(b)	—	—	0.60%
Incentive Life COLI ‘04	0.75%(b)(c)	—	—	0.75%
Survivorship Incentive Life 1999	0.60%(a)	—	—	0.60%
Survivorship 2000	0.90%(a)	—	—	0.90%
IL Legacy	1.75%(b)(h)	—	—	1.75%
IL Legacy II	0.85%(b)(i)(l)	—	—	0.85%
IL Legacy III	0.85%(b)(i)(l)	—	—	0.85%
VUL LegacySM	0.85%(b)(p)(s)	—	—	0.85%
IL Protector	0.80%(a)	—	—	0.80%
SP-Flex	0.85%(a)	0.60%(a)	0.35%(a)	1.80%
Incentive Life® Optimizer	0.85%(b)(e)(l)	—	—	0.85%
Incentive Life Optimizer II	0.85%(b)(e)(l)	—	—	0.85%
Incentive Life Optimizer III	0.60%(b)(l)(o)	—	—	0.60%
VUL Optimizer SM	0.60%(b)(o)(p)	—	—	0.60%
Survivorship Incentive Life® Legacy	0.55%(b)(j)	—	—	0.55%
VUL Survivorship	0.80%(b)(r)	—	—	0.80%
Corporate Owned Incentive Life®	0.35%(b)(k)(l)	—	—	0.35%
COIL Institutional SeriesSM	0.25%(b)(l)(q)	—	—	0.25%
COIL Institutional Series, Series 162	0.35%(b)(p)(t)	—	—	0.35%
Equitable Advantage	0.40%(b)(u)(v)	—	—	0.40%
VUL Incentive Life ProtectSM	0.50%(b)(p)(w)(x)	—	—	0.50%

(a)	Charged to daily net assets of the Account.
(b)	Charged to Contractowners Account and is included in Redemptions for contract benefits and terminations in the Statements of Changes in Net Assets.
(c)	Policy years 1–5 0.75% (1.00% maximum) Policy years 6– 20 0.55% (0.75% maximum) Policy years 21+ 0.35% (0.50% maximum).
(d)	Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1–10 0.71% to 1.46% maximum Policy years 11+ 0.30% to 0.50% maximum.
(e)	Policy years 1–8 0.85% (1.00% maximum) Policy years 9– 10 0.00% (1.00% maximum) Policy years 11+ 0.00% (0.50% maximum).
(f)	Policy years 1–10 0.72% to 1.73% Policy years 11+ 0.11% to 0.32%.
(g)	Policy years 1–15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum).
(h)	Policy years 1–10 1.75% (maximum and current) Policy years 11–20 0.25% (0.50% maximum) Policy Years 21+ 0.00% (0.50% maximum).
(i)	Policy years 1–15 0.85% (maximum and current) Policy years 16+ 0.00% (0.85% maximum) For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.
(j)	Policy years 1–15 0.55% (maximum and current) Policy years 16+ 0.05% (0.55% maximum) For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.
(k)	Policy years 1–10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments. Policy years 11+ 0.10% (0.35% maximum).
(l)	For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.

FSA-122

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges (Continued)

(m)	Policy year 1-15 0.90% (maximum and current) Policy year 16+ 0.60% or 0.30% depending (0.90% maximum).
(n)	Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.
(o)	Policy years 1-8 0.60% (current) Policy years 1-10 1.00% (maximum) Policy years 9+ 0.00% (current) Policy years 11+ 0.50% (maximum).
(p)	For policies with MSO, there is an additional charge of 1.15% (2.40% maximum) of any policy account value allocated to each segment.
(q)	Policy years 1–10 0.25% (0.50% maximum) Policy years 11+ 0.05%(0.35 maximum).
(r)	Policy years 1–15 0.80% (current and maximum) Policy years 16+ 0.00% (0.80% maximum).
(s)	Policy years 1–15 0.50% (0.85% maximum) Policy years 16+ 0.00% (0.85% maximum).
(t)	Policy years 1–10 0.35% (0.50% maximum) Policy years 11+ 0.15% (0.35% maximum).
(u)	For policies with MSO, there is an additional charge of 0.40% (1.60% maximum) of any policy account value allocated to each segment.
(v)	Policy years 1-8 0.40% (current) Policy years 1-10 1.00% (maximum) Policy years 9+ 0.05% (current) Policy years 11+ 0.50% (maximum).
(w)	Policy years 1–15 0.50% (0.85% maximum) Policy years 16+ 0.00% (0.85% maximum). For policies with the ENLG rider, there is an additional charge of 0.35% in policy years 1-15 and 0.85% in policy years 16+ deducted while the rider is in effect.
(x)	For policies with MSO II, there is an additional charge of 0.40% (1.65% maximum) of any policy account value allocated to each segment.

The Accumulator Life Program utilizes two insurance products — a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life ‘02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner’s Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner’s Variable Investment Options. The Survivorship Incentive Life ‘02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner’s Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life ‘06, Incentive Life® Optimizer and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Incentive Life Optimizer III and VUL OptimizerSM mortality and expense risk charge of 0.60% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Incentive Life Legacy II and Incentive Life Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

The VUL LegacySM and VUL Incentive Life ProtectSM mortality and expense risk charge of 0.50% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

FSA-123

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges (Continued)

The Survivorship Incentive Life® Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

The VUL Survivorship mortality and expense risk charge of 0.80% will be in effect for the first fifteen policy years. For policy years sixteen and later, no charge is deducted on a current basis. The current mortality and expense risk charges are equal to or lower than the guaranteed charges.

The Corporate Owned Incentive Life® mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The COIL Institutional SeriesSM mortality and expense risk charge of 0.25% will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.05% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The COIL Institutional Series, Series 162, mortality and expense risk charge of 0.35% will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.15% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Equitable Advantage mortality and expense risk charge of 0.40% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, the charge will be 0.05% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III, IL Optimizer III and Corporate Owned Incentive Life® policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

For VUL Legacy, VUL Optimizer, VUL Incentive Life Protect and COIL Institutional Series (including series 162) policies, there is an additional charge of 1.15% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

For Equitable Advantage policies, there is an additional charge of 0.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

For VUL Legacy, VUL Optimizer, COIL Institutional Series (including Series 162), Equitable Advantage and VUL Incentive Life Protect policies, there is an additional charge of 0.40% of any policy account value allocated to each segment of the Market Stabilizer Option II on a current basis. The current percentage charge for MSO II is lower than the guaranteed charge.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI ‘04, Corporate Owned Incentive Life, and the Series 2000 Policies, Equitable Financial deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life ‘02, Incentive Life 1999, Incentive Life ‘02, Incentive Life ‘06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI ‘04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, IL Optimizer III, Corporate Owned Incentive Life, VUL Legacy, VUL Optimizer, VUL Survivorship and COIL Institutional Series (including Series 162), Equitable Advantage, VUL Incentive Life Protect and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

FSA-124

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges (Continued)

The COIL Institutional Series (including series 162), VUL Legacy, VUL Optimizer, VUL Survivorship, Equitable Advantage and VUL Incentive Life Protect policies have an expense reduction in the calculation of the daily unit values of each Variable Investment Option of the Account (the “Investment Expense Reduction”). The Investment Expense Reduction for each Variable Investment Option will be determined based upon the total annual portfolio operating expense after the application of any contractual expense limitation arrangements that are in place for more than one year (“Net Total Annual Portfolio Operating Expenses”) of each Variable Investment Option’s corresponding Portfolio. The Investment Expense Reduction for each Variable Investment Option will be initially determined and then annually updated, based upon the Net Total Annual Portfolio Operating Expense of each Variable Investment Option’s corresponding Portfolio as shown in the annual Portfolio prospectuses. The Investment Expense Reduction will be calculated based upon which of these three ranges the Net Total Annual Portfolio Operating Expense falls into; (1) less than 0.80%, (2) 0.80% through 1.15%, (3) or greater than 1.15%. The Investment Expense Reduction will be the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.40%, the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.80%, or 0.15%, respectively. In no event will the Annual Investment Expense Reduction exceed the Net Total Annual Portfolio Operating Expenses. These ranges and formula amounts will not change while the policy remains in effect.

Contractowners’ accounts are assessed monthly by Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Redemptions for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Redemptions for contract benefits and terminations.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Riders	Monthly	Amount varies depending on the specifics of your policy. Depending on the rider, may be additional charges deducted from premiums and upon exercise of a policy continuation benefit.	Unit liquidation from account value

Death Benefit Guarantee (Guaranteed Minimum Death Benefit Charge)	Monthly	Low — $0.01 for each $1,000 of face amount of the policy High — $0.02 for each $1,000 of face amount of the policy	Unit liquidation from account value

Charge for State and Local Tax Expense	At time of premium payment	Varies by state of residence of insured person.	Deducted from premium

Charge for Federal Tax Expenses	At time of premium payment	1.25%	Deducted from premium

Premium Charge	At time of premium payment	Depending on the policy, varies from a flat fee of $2 to $250 to a range of 2.25% to 30% of premiums	Deducted from premium

Monthly administrative charges	Monthly

Low — $8 per month

High — Depending on face amount, policyholder age at issue and policy year, up to $55 per month. Depending on the policy, may also be a charge per $1,000 of face amount ranging from $0.03 to $1.82

Unit liquidation from account value

FSA-125

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Cost of Insurance (COI) and Rating charge	Monthly	Amount varies depending upon specifics of policy. COI based upon amount at risk. Rating Charge based upon face amount of insurance.	Unit liquidation from account value

Surrender, termination or decrease in face amount of policy during the first 10 or 15 years depending on Contract	At time of transaction	The amount of surrender charges if applicable is set forth in your policy.	Unit liquidation from account value

Partial Withdrawal	At time of transaction	$25 (or if less, 2% of the withdrawal), if applicable	Unit liquidation from account value

Increase in policy’s face amount	At time of transaction	$1.50 for each $1,000 of the increase (but not more than $250 in total), if applicable	Unit liquidation from account value

Administrative Surrender Charge	At time of transaction	$2 to $6 per 1,000 depending on issue age which after the third year declines if applicable Depending on the policy, may also be a charge per policy ranging from $450 to $540 which after the third year declines	Unit liquidation from account value

Transfers among investment options	At time of transaction	Low — $25 after 12 transfers if applicable High — $25 per transfer	Unit liquidation from account value

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

1290 VT Convertible Securities (Class IB)
2024	254	$ 7,129	$198.77	$209.40	0.00%	0.60%	1.99%	9.12%	9.95%
2023	197	$ 5,524	$ 19.07	$182.16	0.00%	0.60%	2.71%	13.00%	13.65%
2022	135	$ 4,151	$ 16.78	$161.20	0.00%	0.60%	1.36%	(21.40)%	(20.92)%
2021	97	$ 4,053	$ 21.22	$205.09	0.00%	0.60%	10.50%	0.39%	1.00%
2020	77	$ 4,567	$ 21.01	$204.29	0.00%	0.60%	1.68%	38.25%	39.05%

1290 VT DoubleLine Opportunistic Bond (Class IB)
2024	588	$10,862	$102.92	$107.78	0.00%	0.60%	5.08%	2.21%	3.00%
2023	339	$ 8,182	$100.69	$104.80	0.00%	0.60%	5.67%	5.90%	6.54%
2022	187	$ 4,043	$ 95.08	$ 98.37	0.00%	0.60%	3.71%	(13.91)%	(13.39)%
2021	111	$ 3,088	$110.44	$113.58	0.00%	0.60%	2.22%	(1.04)%	(0.44)%
2020	75	$ 2,830	$111.60	$114.08	0.00%	0.60%	2.42%	3.67%	4.30%

FSA-126

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

1290 VT Equity Income (Class IB)
2024	106	$ 25,199	$252.40	$408.14	0.00%	0.90%	2.03%	8.81%	10.01%
2023	83	$ 20,009	$241.12	$371.71	0.00%	0.60%	2.07%	4.78%	5.41%
2022	70	$ 21,182	$230.12	$352.63	0.00%	0.60%	1.86%	2.45%	3.07%
2021	66	$ 20,325	$224.61	$342.13	0.00%	0.60%	1.50%	25.63%	26.39%
2020	68	$ 16,759	$178.79	$270.70	0.00%	0.60%	2.00%	(5.11)%	(4.54)%

1290 VT GAMCO Mergers & Acquisitions (Class IB)
2024	184	$ 19,751	$166.63	$243.89	0.00%	0.90%	2.03%	8.07%	9.22%
2023	100	$ 14,999	$154.19	$223.64	0.00%	0.90%	1.85%	8.54%	9.52%
2022	97	$ 14,427	$142.06	$204.20	0.00%	0.90%	0.31%	(6.86)%	(6.02)%
2021	95	$ 16,930	$152.53	$217.29	0.00%	0.90%	0.69%	10.38%	11.39%
2020	88	$ 14,473	$138.19	$195.08	0.00%	0.90%	0.18%	(2.18)%	(1.30)%

1290 VT GAMCO Small Company Value (Class IB)
2024	1,016	$270,339	$422.16	$758.48	0.00%	0.90%	0.61%	10.57%	11.90%
2023	598	$238,453	$381.81	$679.77	0.00%	0.90%	0.64%	19.96%	21.05%
2022	535	$202,031	$318.27	$561.57	0.00%	0.90%	0.53%	(11.48)%	(10.68)%
2021	502	$234,080	$359.55	$628.70	0.00%	0.90%	0.64%	24.01%	25.14%
2020	488	$198,451	$289.94	$502.41	0.00%	0.90%	0.76%	8.53%	9.51%

1290 VT Multi-Alternative Strategies (Class IB)
2024	47	$ 663	$ 11.20	$ 99.71	0.00%	0.00%	2.80%	9.27%	9.32%
2023	30	$ 350	$ 10.25	$ 10.25	0.00%	0.00%	3.47%	5.24%	5.24%
2022	8	$ 102	$ 9.74	$ 9.74	0.00%	0.00%	3.37%	(11.21)%	(11.21)%
2021	1	$ 6	$ 10.97	$ 10.97	0.00%	0.00%	5.23%	3.10%	3.10%
1290 VT Natural Resources (Class IB)
2024	89	$ 1,756	$ 14.42	$152.64	0.00%	0.00%	3.09%	(5.36)%	(5.32)%
2023	71	$ 1,535	$151.57	$151.57	0.00%	0.00%	3.76%	1.23%	1.23%
2022	42	$ 1,054	$149.73	$149.73	0.00%	0.00%	5.92%	32.69%	32.69%
2021	12	$ 278	$112.84	$112.84	0.00%	0.00%	7.46%	30.18%	30.18%
2020	1	$ 10	$ 86.68	$ 86.68	0.00%	0.00%	8.97%	(15.57)%	(15.57)%

1290 VT Real Estate (Class IB)
2024	173	$ 2,082	$ 9.73	$ 89.78	0.00%	0.00%	3.65%	0.93%	0.99%
2023	108	$ 1,323	$ 9.64	$ 9.64	0.00%	0.00%	3.90%	9.67%	9.67%
2022	31	$ 390	$ 8.79	$ 8.79	0.00%	0.00%	0.25%	(24.94)%	(24.94)%
2021	14	$ 183	$ 11.71	$ 11.71	0.00%	0.00%	4.54%	26.05%	26.05%
2020	8	$ 72	$ 9.29	$ 9.29	0.00%	0.00%	1.35%	(8.83)%	(8.83)%

1290 VT Small Cap Value (Class IB)
2024	271	$ 46,153	$231.68	$241.54	0.00%	0.90%	1.50%	19.71%	21.07%
2023	238	$ 38,536	$159.68	$193.53	0.00%	0.90%	1.18%	4.79%	6.11%
2022	229	$ 37,833	$150.49	$184.68	0.00%	0.90%	0.43%	(0.81)%	0.44%
2021	229	$ 40,671	$149.83	$186.19	0.00%	0.90%	1.14%	37.32%	39.05%
2020	206	$ 28,177	$107.75	$135.59	0.00%	0.90%	2.82%	(1.18)%	29.23%

1290 VT SmartBeta Equity ESG (Class IB)
2024	284	$ 19,782	$141.02	$237.89	0.00%	0.90%	0.98%	15.32%	16.74%
2023	276	$ 15,467	$ 20.44	$122.29	0.00%	0.90%	1.38%	15.51%	16.53%
2022	292	$ 13,307	$ 17.54	$105.87	0.00%	0.90%	2.12%	(14.56)%	(1.48)%
2021	194	$ 6,718	$ 20.53	$198.42	0.00%	0.60%	1.32%	22.35%	23.08%
2020	209	$ 5,375	$ 16.68	$162.17	0.00%	0.60%	0.69%	10.31%	10.98%

FSA-127

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

1290 VT Socially Responsible (Class IB)
2024	53	$7,395	$401.69	$806.56	0.00%	0.90%	0.44%	20.58%	21.90%
2023	67	$6,429	$333.14	$415.28	0.00%	0.90%	0.85%	26.36%	27.50%
2022	50	$4,677	$263.65	$325.71	0.00%	0.90%	0.63%	(22.81)%	(22.11)%
2021	35	$6,121	$341.56	$418.17	0.00%	0.90%	0.56%	29.14%	30.31%
2020	12	$3,037	$264.49	$320.90	0.00%	0.90%	0.93%	18.88%	19.96%

AB VPS Discovery Value Portfolio (Class B)
2024	11	$ 194	$ 12.45	$124.46	0.00%	0.00%	0.63%	10.01%	10.08%
2023	16	$ 217	$ 11.31	$ 11.31	0.00%	0.00%	1.02%	17.08%	17.08%
2022	1	$ 22	$ 9.66	$ 9.66	0.00%	0.00%	0.10%	(1.23)%	(1.23)%

AB VPS Relative Value Portfolio (Class B)
2024	47	$ 682	$ 12.72	$127.20	0.00%	0.00%	1.69%	12.94%	12.97%
2023	12	$ 179	$112.63	$112.63	0.00%	0.00%	1.99%	11.89%	11.89%
2022	—	$ 4	$100.66	$100.66	0.00%	0.00%	0.82%	3.05%	3.05%

AB VPS Sustainable Global Thematic Portfolio (Class B)
2024	13	$ 208	$ 11.96	$119.58	0.00%	0.00%	0.00%	6.19%	6.22%
2023	5	$ 85	$ 11.26	$ 11.26	0.00%	0.00%	0.03%	16.08%	16.08%
2022	—	$ 10	$ 9.70	$ 9.70	0.00%	0.00%	0.00%	(2.71)%	(2.71)%

American Funds Insurance Series® Asset Allocation Fund (Class 4)
2024	532	$ 8,982	$ 12.08	$120.81	0.00%	0.00%	2.20%	16.27%	16.29%
2023	407	$ 5,766	$ 10.39	$ 10.39	0.00%	0.00%	2.39%	14.18%	14.18%
2022	235	$ 2,661	$ 9.10	$ 9.10	0.00%	0.00%	2.37%	(13.50)%	(13.50)%
2021	31	$ 550	$ 10.52	$ 10.52	0.00%	0.00%	3.55%	4.57%	4.57%

American Funds Insurance Series® Global Small Capitalization Fund (Class 4)
2024	430	$20,024	$177.00	$196.65	0.00%	0.90%	0.83%	1.19%	2.27%
2023	379	$18,475	$174.91	$192.57	0.00%	0.90%	0.03%	14.75%	15.78%
2022	301	$15,042	$152.43	$166.32	0.00%	0.90%	0.00%	(30.32)%	(29.69)%
2021	264	$20,490	$218.76	$236.55	0.00%	0.90%	0.00%	5.47%	6.43%
2020	180	$16,486	$207.42	$222.26	0.00%	0.90%	0.13%	28.23%	29.39%

American Funds Insurance Series® New World Fund® (Class® 4)
2024	1,503	$53,668	$157.78	$175.31	0.00%	0.90%	1.18%	5.37%	6.66%
2023	1,327	$50,758	$149.74	$164.87	0.00%	0.90%	1.28%	14.63%	15.67%
2022	1,121	$40,619	$130.63	$142.53	0.00%	0.90%	1.12%	(22.95)%	(22.25)%
2021	950	$48,732	$169.54	$183.33	0.00%	0.90%	0.67%	3.69%	4.63%
2020	709	$41,345	$163.51	$175.22	0.00%	0.90%	0.04%	22.18%	23.30%

BlackRock Global Allocation V.I. Fund (Class III)
2024	334	$ 7,182	$ 13.79	$221.59	0.00%	0.00%	1.53%	8.93%	9.18%
2023	302	$ 6,212	$203.43	$203.43	0.00%	0.00%	2.18%	12.49%	12.49%
2022	395	$ 7,269	$180.84	$180.84	0.00%	0.00%	0.00%	(16.08)%	(16.08)%
2021	380	$ 9,351	$215.48	$215.48	0.00%	0.00%	0.83%	6.42%	6.42%
2020	311	$ 6,941	$202.49	$202.49	0.00%	0.00%	1.45%	20.71%	20.71%

FSA-128

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

ClearBridge Variable Mid Cap Portfolio (Class II)
2024	157	$ 2,978	$ 14.58	$103.30	0.00%	0.00%	0.37%	9.73%	10.05%
2023	151	$ 2,637	$ 18.20	$ 18.20	0.00%	0.00%	0.02%	12.62%	12.62%
2022	139	$ 2,304	$ 16.16	$ 16.16	0.00%	0.00%	0.10%	(25.53)%	(25.53)%
2021	124	$ 2,722	$ 21.70	$ 21.70	0.00%	0.00%	0.03%	28.40%	28.40%
2020	90	$ 1,513	$ 16.90	$ 16.90	0.00%	0.00%	0.04%	15.12%	15.12%

EQ/400 Managed Volatility (Class IB)
2024	21	$ 7,088	$324.33	$370.41	0.00%	0.90%	1.12%	11.86%	12.89%
2023	19	$ 6,226	$289.94	$328.13	0.00%	0.90%	1.15%	14.40%	15.44%
2022	21	$ 5,959	$253.44	$284.25	0.00%	0.90%	0.75%	(16.27)%	(15.51)%
2021	23	$ 7,532	$302.70	$336.44	0.00%	0.90%	0.40%	22.56%	23.67%
2020	21	$ 5,660	$246.98	$272.04	0.00%	0.90%	0.70%	12.43%	13.44%

EQ/500 Managed Volatility (Class IB)
2024	63	$ 31,691	$451.69	$515.84	0.00%	0.90%	1.10%	22.79%	23.91%
2023	64	$ 26,193	$367.85	$416.30	0.00%	0.90%	1.19%	24.12%	25.24%
2022	62	$ 20,355	$296.37	$332.39	0.00%	0.90%	0.84%	(20.71)%	(19.99)%
2021	60	$ 24,787	$373.77	$415.44	0.00%	0.90%	0.57%	26.46%	27.61%
2020	63	$ 20,052	$295.56	$325.55	0.00%	0.90%	1.01%	15.97%	17.02%

EQ/2000 Managed Volatility (Class IB)
2024	27	$ 7,915	$264.16	$301.69	0.00%	0.90%	1.42%	9.67%	10.67%
2023	28	$ 7,401	$240.87	$272.60	0.00%	0.90%	1.27%	14.94%	15.98%
2022	30	$ 6,684	$209.56	$235.04	0.00%	0.90%	0.74%	(23.10)%	(22.40)%
2021	30	$ 8,685	$272.52	$302.90	0.00%	0.90%	0.39%	12.90%	13.93%
2020	28	$ 7,236	$241.38	$265.87	0.00%	0.90%	0.82%	18.23%	19.29%

EQ/AB Small Cap Growth (Class IB)
2024	973	$250,818	$746.50	$958.71	0.00%	0.90%	0.29%	12.88%	14.08%
2023	504	$ 95,859	$531.22	$690.82	0.00%	0.60%	0.26%	17.02%	17.73%
2022	373	$ 82,109	$453.95	$586.80	0.00%	0.60%	0.14%	(28.89)%	(28.46)%
2021	237	$104,455	$638.36	$820.23	0.00%	0.60%	0.00%	12.24%	12.92%
2020	191	$ 98,524	$568.74	$726.39	0.00%	0.60%	0.08%	35.25%	36.06%

EQ/AB Sustainable U.S. Thematic (Class IB)
2024	11	$ 169	$ 12.93	$129.30	0.00%	0.00%	0.17%	10.56%	10.61%
2023	4	$ 58	$116.95	$116.95	0.00%	0.00%	0.64%	20.75%	20.75%
2022	—	$ 3	$ 96.85	$ 96.85	0.00%	0.00%	0.48%	(0.87)%	(0.87)%

EQ/Aggressive Allocation (Class IB)
2024	1,058	$ 191,293	$ 367.19	$ 444.96	0.00%	0.90%	2.15%	12.70%	13.98%
2023	790	$ 113,154	$ 339.30	$ 383.26	0.00%	0.60%	1.38%	17.73%	18.44%
2022	624	$ 96,973	$ 288.20	$ 323.60	0.00%	0.60%	0.89%	(18.85)%	(18.36)%
2021	409	$ 115,510	$ 355.14	$ 396.36	0.00%	0.60%	4.14%	16.48%	17.18%
2020	339	$ 102,432	$ 304.90	$ 338.25	0.00%	0.60%	2.78%	14.71%	15.40%

EQ/All Asset Growth Allocation (Class IB)
2024	290	$ 43,468	$ 216.92	$ 247.74	0.00%	0.90%	2.35%	10.16%	11.34%
2023	282	$ 39,759	$ 196.91	$ 222.85	0.00%	0.90%	1.89%	13.13%	14.16%
2022	268	$ 35,632	$ 174.05	$ 195.21	0.00%	0.90%	1.30%	(15.24)%	(14.47)%
2021	281	$ 42,856	$ 205.35	$ 228.24	0.00%	0.90%	3.97%	9.93%	10.93%
2020	270	$ 39,147	$ 186.80	$205.76	0.00%	0.90%	1.59%	11.28%	12.28%

FSA-129

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/American Century Mid Cap Value (Class IB)
2024	892	$ 103,848	$ 345.86	$ 394.99	0.00%	0.90%	1.75%	7.36%	8.58%
2023	869	$ 105,437	$ 36.46	$ 322.16	0.00%	0.90%	1.69%	5.04%	5.99%
2022	808	$ 102,288	$ 34.40	$ 306.69	0.00%	0.90%	2.87%	(2.37)%	(1.49)%
2021	707	$ 108,137	$ 34.92	$ 314.15	0.00%	0.90%	1.13%	21.90%	23.00%
2020	655	$ 92,316	$ 28.39	$257.71	0.00%	0.90%	1.46%	0.41%	1.32%

EQ/Balanced Strategy (Class IB)
2024	208	$ 47,716	$ 229.29	$ 229.29	0.00%	0.00%	2.68%	9.14%	9.14%
2023	214	$ 44,958	$ 210.08	$ 210.08	0.00%	0.00%	1.55%	13.23%	13.23%
2022	232	$ 43,063	$ 185.54	$ 185.54	0.00%	0.00%	0.92%	(15.57)%	(15.57)%
2021	244	$ 53,702	$ 219.75	$ 219.75	0.00%	0.00%	1.82%	9.49%	9.49%
2020	247	$ 49,569	$ 200.71	$ 200.71	0.00%	0.00%	1.82%	11.21%	11.21%

EQ/Capital Group Research (Class IB)
2024	314	$ 190,511	$ 664.91	$1,100.74	0.00%	0.90%	1.66%	28.69%	29.87%
2023	233	$ 131,956	$ 516.66	$ 643.79	0.00%	0.90%	0.34%	21.88%	22.99%
2022	256	$ 118,468	$ 423.90	$ 523.46	0.00%	0.90%	0.17%	(19.71)%	(18.98)%
2021	270	$ 155,332	$ 527.94	$ 646.08	0.00%	0.90%	0.00%	21.95%	23.06%
2020	286	$ 134,629	$ 432.90	$ 525.00	0.00%	0.90%	0.12%	22.16%	23.27%

EQ/ClearBridge Large Cap Growth ESG (Class IB)
2024	326	$ 135,114	$ 565.44	$1,242.65	0.00%	0.90%	0.00%	25.61%	26.76%
2023	261	$ 99,131	$ 450.16	$ 560.93	0.00%	0.90%	0.00%	44.57%	45.88%
2022	269	$ 73,629	$ 311.38	$ 384.52	0.00%	0.90%	0.00%	(32.73)%	(32.12)%
2021	261	$ 109,690	$ 462.86	$ 566.44	0.00%	0.90%	0.00%	20.62%	21.72%
2020	242	$ 94,093	$ 383.72	$ 465.37	0.00%	0.90%	0.00%	29.68%	30.86%

EQ/Common Stock Index (Class IA)
2024	885	$1,931,465	$1,564.19	$1,637.37	0.00%	0.90%	0.77%	21.96%	23.07%
2023	895	$1,681,552	$1,282.57	$1,330.43	0.00%	0.90%	1.12%	24.01%	25.13%
2022	967	$1,450,640	$1,034.25	$1,063.22	0.00%	0.90%	0.77%	(20.21)%	(19.49)%
2021	1,021	$1,929,659	$1,296.28	$1,320.62	0.00%	0.90%	0.69%	23.81%	24.93%
2020	1,068	$1,660,335	$1,047.03	$1,057.10	0.00%	0.90%	1.12%	18.69%	19.77%

EQ/Common Stock Index (Class IB)
2024	2,081	$ 468,568	$ 212.44	$ 528.16	0.00%	0.60%	0.77%	22.33%	23.45%
2023	1,719	$ 382,183	$ 415.48	$ 431.76	0.00%	0.60%	1.12%	24.38%	25.13%
2022	1,430	$ 304,635	$ 332.03	$ 347.12	0.00%	0.60%	0.77%	(19.97)%	(19.49)%
2021	1,143	$ 376,703	$ 412.42	$ 433.75	0.00%	0.60%	0.69%	24.18%	24.93%
2020	980	$ 302,693	$ 330.12	$ 349.29	0.00%	0.60%	1.12%	19.05%	19.77%

EQ/Conservative Allocation (Class IB)
2024	281	$ 18,281	$ 159.18	$ 192.89	0.00%	0.90%	3.09%	3.69%	4.90%
2023	113	$ 7,813	$ 159.87	$ 180.59	0.00%	0.60%	2.40%	7.30%	7.95%
2022	81	$ 7,170	$ 148.99	$ 167.29	0.00%	0.60%	1.29%	(13.12)%	(12.59)%
2021	66	$ 8,386	$ 171.49	$ 191.39	0.00%	0.60%	1.40%	2.10%	2.70%
2020	54	$ 7,667	$ 167.97	$ 186.35	0.00%	0.60%	1.76%	6.67%	7.32%

EQ/Conservative Growth Strategy (Class IB)
2024	43	$ 8,655	$ 200.98	$ 200.98	0.00%	0.00%	2.76%	7.63%	7.63%
2023	45	$ 8,324	$ 186.73	$ 186.73	0.00%	0.00%	1.61%	11.58%	11.58%
2022	45	$ 7,538	$ 167.35	$ 167.35	0.00%	0.00%	0.96%	(14.52)%	(14.52)%
2021	46	$ 8,927	$ 195.77	$ 195.77	0.00%	0.00%	1.57%	7.09%	7.09%
2020	46	$ 8,366	$ 182.81	$ 182.81	0.00%	0.00%	1.62%	9.93%	9.93%

FSA-130

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Conservative Strategy (Class IB)
2024	19	$ 2,982	$ 153.42	$ 153.42	0.00%	0.00%	2.92%	4.80%	4.80%
2023	20	$ 2,982	$ 146.40	$ 146.40	0.00%	0.00%	1.69%	8.28%	8.28%
2022	25	$ 3,356	$ 135.20	$ 135.20	0.00%	0.00%	1.03%	(12.27)%	(12.27)%
2021	22	$ 3,316	$ 154.11	$ 154.11	0.00%	0.00%	1.10%	2.46%	2.46%
2020	21	$ 3,140	$ 150.41	$ 150.41	0.00%	0.00%	1.42%	7.33%	7.33%

EQ/Conservative-Plus Allocation (Class IB)
2024	379	$ 30,117	$ 201.95	$ 244.72	0.00%	0.90%	2.72%	6.06%	7.32%
2023	168	$ 17,174	$ 198.31	$ 224.01	0.00%	0.60%	1.96%	10.26%	10.93%
2022	128	$ 15,167	$ 179.85	$ 201.94	0.00%	0.60%	1.25%	(15.06)%	(14.55)%
2021	92	$ 17,445	$ 211.75	$ 236.33	0.00%	0.60%	2.15%	6.09%	6.73%
2020	80	$ 15,871	$ 199.59	$ 221.42	0.00%	0.60%	2.06%	9.33%	9.99%

EQ/Core Bond Index (Class IB)
2024	1,324	$ 104,620	$ 125.96	$ 155.17	0.00%	0.90%	2.59%	1.50%	2.68%
2023	921	$ 70,441	$ 150.61	$ 161.76	0.00%	0.60%	2.24%	3.93%	4.56%
2022	683	$ 59,759	$ 144.04	$ 155.64	0.00%	0.60%	1.64%	(9.29)%	(8.74)%
2021	533	$ 63,898	$ 157.84	$ 171.58	0.00%	0.60%	1.50%	(2.68)%	(2.10)%
2020	369	$ 58,543	$ 161.22	$ 176.31	0.00%	0.60%	1.47%	5.43%	6.07%

EQ/Core Plus Bond) (Class IA)
2024	441	$ 63,797	$ 236.83	$ 260.37	0.00%	0.90%	5.09%	(1.57)%	(0.67)%
2023	378	$ 65,095	$ 240.61	$ 262.13	0.00%	0.90%	2.40%	3.59%	4.53%
2022	305	$ 62,648	$ 232.28	$ 250.78	0.00%	0.90%	3.20%	(13.72)%	(12.94)%
2021	298	$ 65,378	$ 269.21	$ 288.04	0.00%	0.90%	1.50%	(2.57)%	(1.68)%
2020	192	$ 55,671	$ 276.30	$ 292.97	0.00%	0.90%	2.12%	13.83%	14.86%

EQ/Core Plus Bond (Class IB)
2024	474	$ 50,519	$ 116.56	$ 157.50	0.00%	0.60%	5.09%	(1.27)%	(0.52)%
2023	442	$ 51,344	$ 118.06	$ 158.57	0.00%	0.60%	2.40%	3.90%	4.52%
2022	400	$ 47,339	$ 113.63	$ 151.71	0.00%	0.60%	3.20%	(13.46)%	(12.94)%
2021	185	$ 28,445	$ 131.30	$ 174.25	0.00%	0.60%	1.50%	(2.27)%	(1.68)%
2020	114	$ 17,216	$ 134.35	$ 177.22	0.00%	0.60%	2.12%	14.18%	14.86%

EQ/Emerging Markets Equity PLUS (Class IB)
2024	186	$ 2,941	$ 11.32	$ 121.04	0.00%	0.00%	2.42%	4.04%	4.13%
2023	160	$ 2,379	$ 116.24	$ 116.24	0.00%	0.00%	3.23%	10.53%	10.53%
2022	92	$ 1,327	$ 105.17	$ 105.17	0.00%	0.00%	2.70%	(17.46)%	(17.46)%
2021	47	$ 832	$ 127.41	$ 127.41	0.00%	0.00%	2.24%	(0.43)%	(0.43)%
2020	3	$ 65	$ 127.96	$ 127.96	0.00%	0.00%	2.64%	14.25%	14.25%

EQ/Equity 500 Index (Class IA)
2024	1,680	$1,018,694	$1,489.89	$1,948.42	0.00%	0.90%	0.90%	23.19%	24.32%
2023	1,699	$ 861,767	$1,209.42	$1,567.32	0.00%	0.90%	1.13%	24.45%	25.57%
2022	1,663	$ 711,039	$ 971.83	$1,248.13	0.00%	0.90%	1.07%	(19.27)%	(18.54)%
2021	1,564	$ 898,180	$1,203.81	$1,532.17	0.00%	0.90%	0.87%	26.82%	27.97%
2020	1,739	$ 734,655	$ 949.21	$1,197.26	0.00%	0.90%	1.28%	16.71%	17.77%

FSA-131

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Equity 500 Index (Class IB)
2024	7,327	$994,706	$ 522.26	$ 589.67	0.00%	0.60%	0.90%	23.57%	24.51%
2023	5,526	$718,621	$ 422.66	$ 474.34	0.00%	0.60%	1.13%	24.82%	25.57%
2022	3,951	$529,275	$ 338.61	$ 377.74	0.00%	0.60%	1.07%	(19.03)%	(18.54)%
2021	2,398	$596,420	$ 418.17	$ 463.70	0.00%	0.60%	0.87%	27.21%	27.97%
2020	1,575	$443,376	$ 328.73	$ 362.34	0.00%	0.60%	1.28%	17.06%	17.77%

EQ/Fidelity Institutional AM® Large Cap (Class IB)
2024	461	$204,238	$ 496.77	$1,075.99	0.00%	0.90%	0.38%	23.38%	24.51%
2023	462	$164,539	$ 68.89	$ 402.62	0.00%	0.90%	0.45%	30.21%	31.39%
2022	499	$130,365	$ 52.43	$ 309.22	0.00%	0.90%	0.51%	(21.77)%	(21.06)%
2021	507	$167,356	$ 66.42	$ 395.28	0.00%	0.90%	0.39%	24.09%	25.20%
2020	511	$139,135	$ 53.05	$ 318.54	0.00%	0.90%	0.73%	25.19%	26.34%

EQ/Franklin Rising Dividends (Class IB)
2024	575	$ 97,160	$ 432.00	$ 493.37	0.00%	0.90%	0.89%	9.78%	10.97%
2023	535	$ 89,856	$ 393.50	$ 445.33	0.00%	0.90%	1.13%	11.13%	12.13%
2022	368	$ 79,581	$ 354.10	$ 397.15	0.00%	0.90%	0.77%	(11.42)%	(10.61)%
2021	244	$ 88,210	$ 399.74	$ 444.30	0.00%	0.90%	0.68%	25.64%	26.78%
2020	219	$ 71,754	$ 318.17	$ 350.45	0.00%	0.90%	0.94%	15.13%	16.18%

EQ/Global Equity Managed Volatility (Class IB)
2024	291	$146,760	$ 433.26	$1,034.93	0.00%	0.90%	1.25%	11.60%	12.62%
2023	241	$107,475	$ 388.21	$ 492.69	0.00%	0.90%	0.88%	20.24%	21.33%
2022	257	$ 94,673	$ 322.85	$ 406.07	0.00%	0.90%	0.35%	(21.66)%	(20.94)%
2021	268	$125,512	$ 412.09	$ 513.65	0.00%	0.90%	0.90%	14.85%	15.89%
2020	282	$114,959	$ 358.81	$ 443.21	0.00%	0.90%	0.65%	13.25%	14.28%

EQ/Goldman Sachs Mid Cap Value (Class IB)

2024	183	$ 21,111	$ 329.15	$ 375.91	0.00%	0.90%	0.72%	10.90%	12.26%
2023	166	$ 17,397	$ 296.80	$ 335.90	0.00%	0.90%	0.77%	10.23%	11.23%
2022	112	$ 14,991	$ 269.26	$ 302.00	0.00%	0.90%	0.62%	(11.42)%	(10.61)%
2021	84	$ 16,577	$ 303.96	$ 337.85	0.00%	0.90%	0.28%	29.33%	30.50%
2020	55	$ 11,390	$ 235.03	$ 258.88	0.00%	0.90%	0.61%	7.51%	8.48%

EQ/Growth Strategy (Class IB)
2024	327	$ 97,474	$ 297.95	$ 297.95	0.00%	0.00%	2.43%	12.39%	12.39%
2023	333	$ 88,355	$ 265.11	$ 265.11	0.00%	0.00%	1.43%	16.50%	16.50%
2022	337	$ 76,768	$ 227.56	$ 227.56	0.00%	0.00%	0.88%	(17.44)%	(17.44)%
2021	336	$ 92,505	$ 275.62	$ 275.62	0.00%	0.00%	2.31%	14.33%	14.33%
2020	336	$ 81,049	$ 241.08	$ 241.08	0.00%	0.00%	2.10%	13.62%	13.62%

EQ/Intermediate Corporate Bond (Class IB)
2024	6	$ 72	$ 10.59	$ 105.94	0.00%	0.00%	10.50%	4.33%	4.35%

EQ/Intermediate Government Bond (Class IA)
2024	258	$ 28,792	$ 197.68	$ 248.30	0.00%	0.90%	2.54%	1.48%	2.40%
2023	255	$ 27,456	$ 194.80	$ 242.48	0.00%	0.90%	2.88%	2.94%	3.87%
2022	243	$ 24,834	$ 189.24	$ 233.44	0.00%	0.90%	0.92%	(8.47)%	(7.64)%
2021	259	$ 28,651	$ 206.76	$ 252.76	0.00%	0.90%	0.71%	(3.01)%	(2.13)%
2020	247	$ 31,076	$ 213.17	$ 258.25	0.00%	0.90%	0.98%	3.36%	4.30%

FSA-132

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Intermediate Government Bond (Class IB)
2024	189	$ 21,054	$ 152.77	$178.30	0.00%	0.60%	2.54%	1.78%	2.65%
2023	173	$ 21,511	$ 150.10	$174.12	0.00%	0.60%	2.88%	3.25%	3.87%
2022	112	$ 16,199	$ 145.37	$167.63	0.00%	0.60%	0.92%	(8.20)%	(7.64)%
2021	112	$ 18,044	$ 158.35	$181.50	0.00%	0.60%	0.71%	(2.72)%	(2.13)%
2020	107	$ 18,009	$ 162.77	$185.45	0.00%	0.60%	0.98%	3.68%	4.30%
EQ/International Core Managed Volatility (Class IB)
2024	278	$ 59,314	$ 184.20	$358.56	0.00%	0.90%	2.20%	2.35%	3.60%
2023	221	$ 43,286	$ 179.97	$224.98	0.00%	0.90%	1.76%	15.73%	16.78%
2022	231	$ 39,732	$ 155.51	$192.66	0.00%	0.90%	1.25%	(14.89)%	(14.12)%
2021	227	$ 47,215	$ 182.72	$224.33	0.00%	0.90%	2.32%	9.05%	10.03%
2020	231	$ 44,113	$ 167.56	$203.88	0.00%	0.90%	1.43%	7.49%	8.47%

EQ/International Equity Index (Class IA)
2024	1,109	$236,513	$ 235.88	$308.68	0.00%	0.90%	2.95%	3.92%	4.87%
2023	1,149	$242,947	$ 226.98	$294.35	0.00%	0.90%	2.92%	17.99%	19.06%
2022	1,195	$214,608	$ 192.37	$247.23	0.00%	0.90%	2.49%	(12.70)%	(11.91)%
2021	1,273	$259,688	$ 220.36	$280.65	0.00%	0.90%	3.31%	9.95%	10.95%
2020	1,248	$233,751	$ 200.42	$252.96	0.00%	0.90%	1.93%	2.90%	3.83%

EQ/International Equity Index (Class IB)
2024	2,019	$121,117	$ 173.65	$210.74	0.00%	0.90%	2.95%	3.92%	5.22%
2023	1,680	$104,749	$ 167.10	$200.96	0.00%	0.90%	2.92%	17.99%	19.06%
2022	1,188	$ 80,590	$ 141.62	$168.79	0.00%	0.90%	2.49%	(12.70)%	(11.91)%
2021	766	$ 82,836	$ 162.22	$191.60	0.00%	0.90%	3.31%	9.95%	10.95%
2020	429	$ 68,199	$ 147.54	$172.69	0.00%	0.90%	1.93%	2.89%	3.83%

EQ/International Managed Volatility (Class IB)
2024	43	$ 7,634	$ 154.50	$176.45	0.00%	0.90%	2.63%	1.75%	2.67%
2023	43	$ 7,446	$ 151.85	$171.86	0.00%	0.90%	2.30%	15.84%	16.90%
2022	45	$ 6,518	$ 131.09	$147.02	0.00%	0.90%	1.08%	(15.75)%	(14.99)%
2021	48	$ 8,133	$ 155.60	$172.95	0.00%	0.90%	3.39%	9.65%	10.65%
2020	41	$ 6,424	$ 141.90	$156.30	0.00%	0.90%	1.70%	5.67%	6.63%

EQ/International Value Managed Volatility (Class IB)
2024	399	$ 75,949	$ 208.45	$326.78	0.00%	0.90%	2.37%	0.52%	1.68%
2023	286	$ 59,902	$ 207.38	$235.51	0.00%	0.90%	2.12%	17.53%	18.59%
2022	285	$ 53,473	$ 176.45	$198.59	0.00%	0.90%	1.58%	(14.43)%	(13.66)%
2021	288	$ 64,140	$ 206.21	$230.00	0.00%	0.90%	2.19%	9.32%	10.32%
2020	298	$ 60,536	$ 188.63	$208.49	0.00%	0.90%	1.39%	3.26%	4.19%

EQ/Invesco Comstock (Class IB)
2024	248	$ 44,670	$ 307.63	$459.57	0.00%	0.90%	1.49%	13.81%	15.13%
2023	123	$ 23,494	$ 280.81	$400.14	0.00%	0.60%	1.62%	11.33%	12.00%
2022	117	$ 21,395	$ 252.23	$357.27	0.00%	0.60%	1.54%	(0.10)%	0.50%
2021	87	$25,611	$252.48	$355.48	0.00%	0.60%	1.17%	32.21%	33.00%
2020	81	$19,699	$190.97	$267.27	0.00%	0.60%	2.20%	(1.36)%	(0.76)%

FSA-133

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Invesco Global (Class IB)
2024	101	$ 2,916	$ 16.39	$ 178.25	0.00%	0.00%	0.00%	16.16%	16.18%
2023	75	$ 1,931	$ 152.49	$ 152.49	0.00%	0.00%	0.00%	34.31%	34.31%
2022	41	$ 772	$ 113.54	$ 113.54	0.00%	0.00%	0.00%	(31.79)%	(31.79)%
2021	17	$ 504	$ 166.45	$ 166.45	0.00%	0.00%	0.00%	15.48%	15.48%
2020	2	$ 65	$ 144.14	$ 144.14	0.00%	0.00%	0.00%	27.49%	27.49%

EQ/Invesco Global Real Assets (Class IB)
2024	746	$ 48,927	$ 188.52	$ 215.31	0.00%	0.90%	2.26%	(0.67)%	0.55%
2023	657	$ 50,524	$ 21.48	$ 189.79	0.00%	0.90%	2.20%	9.14%	10.15%
2022	649	$ 46,989	$ 19.50	$ 173.89	0.00%	0.90%	1.60%	(9.81)%	(9.01)%
2021	634	$ 53,614	$ 21.43	$ 192.81	0.00%	0.90%	3.13%	19.91%	21.01%
2020	521	$ 39,638	$ 17.71	$ 160.80	0.00%	0.90%	2.56%	(13.00)%	(12.20)%

EQ/Janus Enterprise (Class IB)
2024	509	$106,122	$ 356.23	$ 605.01	0.00%	0.90%	0.01%	13.11%	14.43%
2023	351	$ 49,680	$ 327.35	$ 530.05	0.00%	0.60%	0.03%	16.32%	17.02%
2022	235	$ 42,850	$ 281.42	$ 452.97	0.00%	0.60%	0.00%	(17.08)%	(16.58)%
2021	185	$ 53,989	$ 339.40	$ 543.01	0.00%	0.60%	0.10%	16.14%	16.84%
2020	148	$ 46,723	$ 292.24	$ 464.75	0.00%	0.60%	0.00%	18.11%	18.82%

EQ/JPMorgan Growth Stock (Class IB)
2024	1,713	$267,048	$ 515.69	$ 718.15	0.00%	0.90%	0.00%	32.57%	34.02%
2023	1,155	$162,825	$ 388.99	$ 536.81	0.00%	0.90%	0.00%	45.01%	46.32%
2022	928	$113,563	$ 268.25	$ 366.87	0.00%	0.90%	0.00%	(39.19)%	(38.64)%
2021	657	$180,181	$ 441.13	$ 597.87	0.00%	0.90%	0.00%	12.80%	13.83%
2020	481	$162,397	$ 391.06	$ 525.24	0.00%	0.90%	0.00%	35.33%	36.55%

EQ/JPMorgan Value Opportunities (Class IB)
2024	1,360	$138,699	$ 570.71	$ 784.90	0.00%	0.90%	1.19%	14.38%	15.62%
2023	680	$ 90,079	$ 498.95	$ 634.95	0.00%	0.90%	1.43%	9.92%	10.92%
2022	505	$ 80,537	$ 453.91	$ 572.46	0.00%	0.90%	1.19%	(0.67)%	0.23%
2021	323	$ 69,254	$ 456.98	$ 571.15	0.00%	0.90%	0.71%	22.09%	23.20%
2020	203	$ 54,048	$ 374.30	$ 463.61	0.00%	0.90%	1.19%	10.07%	11.07%

EQ/Large Cap Core Managed Volatility (Class IB)
2024	160	$ 53,287	$ 409.60	$ 801.58	0.00%	0.90%	1.01%	22.52%	23.84%
2023	130	$ 38,127	$ 334.32	$ 417.48	0.00%	0.90%	1.77%	22.83%	23.94%
2022	119	$ 31,528	$ 272.19	$ 336.84	0.00%	0.90%	0.01%	(19.13)%	(18.40)%
2021	109	$ 39,669	$ 336.58	$ 412.78	0.00%	0.90%	0.41%	26.18%	27.32%
2020	107	$ 32,226	$266.75	$ 324.20	0.00%	0.90%	0.70%	15.23%	16.28%

EQ/Large Cap Growth Index (Class IB)
2024	1,732	$403,589	$542.56	$1,373.92	0.00%	0.90%	0.04%	31.13%	32.76%
2023	1,196	$260,858	$413.76	$ 516.68	0.00%	0.90%	0.24%	40.31%	41.58%
2022	863	$187,329	$294.89	$ 364.94	0.00%	0.90%	0.24%	(30.18)%	(29.55)%
2021	716	$273,355	$422.36	$ 518.00	0.00%	0.90%	0.05%	25.59%	26.73%
2020	616	$216,523	$336.31	$ 408.75	0.00%	0.90%	0.32%	36.07%	37.31%

FSA-134

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Large Cap Growth Managed Volatility (Class IB)
2024	524	$435,728	$923.11	$1,242.07	0.00%	0.90%	0.34%	28.93%	30.31%
2023	425	$293,150	$715.95	$ 911.10	0.00%	0.90%	0.41%	37.74%	38.98%
2022	428	$222,978	$519.80	$ 655.55	0.00%	0.90%	0.07%	(31.21)%	(30.59)%
2021	428	$336,994	$755.66	$ 944.45	0.00%	0.90%	0.00%	23.26%	24.38%
2020	452	$288,242	$613.08	$ 759.35	0.00%	0.90%	0.08%	30.82%	32.01%

EQ/Large Cap Value Index (Class IB)
2024	746	$ 65,817	$170.54	$ 230.54	0.00%	0.90%	1.54%	12.52%	13.97%
2023	492	$ 36,864	$157.56	$ 203.04	0.00%	0.60%	1.69%	10.07%	10.73%
2022	290	$ 30,149	$143.15	$ 183.36	0.00%	0.60%	1.50%	(8.78)%	(8.23)%
2021	200	$ 28,603	$156.92	$ 199.80	0.00%	0.60%	1.30%	23.53%	24.28%
2020	137	$ 20,398	$127.03	$ 160.77	0.00%	0.60%	1.99%	1.60%	2.21%

EQ/Large Cap Value Managed Volatility (Class IB)
2024	1,023	$426,852	$374.40	$ 547.14	0.00%	0.90%	1.56%	13.10%	14.13%
2023	398	$141,889	$331.03	$ 357.37	0.00%	0.90%	1.63%	12.95%	13.97%
2022	417	$131,427	$293.08	$ 313.57	0.00%	0.90%	1.27%	(12.39)%	(11.60)%
2021	441	$157,708	$334.54	$ 354.70	0.00%	0.90%	0.96%	23.70%	24.82%
2020	462	$133,000	$270.44	$ 284.16	0.00%	0.90%	1.56%	4.73%	5.68%

EQ/Lazard Emerging Markets Equity (Class IB)
2024	916	$ 65,222	$130.60	$ 149.15	0.00%	0.90%	3.94%	6.38%	7.34%
2023	991	$ 63,797	$ 13.89	$ 122.77	0.00%	0.90%	3.89%	20.62%	21.63%
2022	1,093	$ 56,641	$ 11.42	$ 101.78	0.00%	0.90%	4.24%	(15.66)%	(14.84)%
2021	1,088	$ 65,422	$ 13.41	$ 120.68	0.00%	0.90%	2.73%	4.91%	5.84%
2020	1,042	$ 62,372	$ 12.67	$ 115.03	0.00%	0.90%	1.88%	(2.38)%	(1.48)%

EQ/Long-Term Bond (Class IB)
2024	80	$ 840	$ 10.38	$ 103.85	0.00%	0.00%	6.34%	1.17%	1.24%

EQ/Loomis Sayles Growth (Class IB)
2024	528	$ 94,169	$648.77	$ 929.66	0.00%	0.90%	0.00%	32.56%	34.11%
2023	324	$ 50,863	$508.83	$ 694.98	0.00%	0.60%	0.00%	42.88%	43.74%
2022	242	$ 35,851	$356.12	$ 483.50	0.00%	0.60%	0.00%	(28.42)%	(27.99)%
2021	133	$ 47,125	$497.50	$ 671.39	0.00%	0.60%	0.00%	15.48%	16.18%
2020	87	$ 40,745	$430.80	$ 577.90	0.00%	0.60%	0.00%	30.14%	30.92%

EQ/MFS International Growth (Class IB)
2024	1,331	$120,492	$203.77	$381.62	0.00%	0.90%	0.76%	7.79%	9.13%
2023	1,188	$112,218	$189.04	$350.83	0.00%	0.90%	1.25%	13.35%	14.38%
2022	1,091	$100,379	$166.77	$306.72	0.00%	0.90%	1.16%	(15.95)%	(15.19)%
2021	383	$ 79,072	$198.42	$361.65	0.00%	0.90%	0.24%	8.44%	9.43%
2020	306	$ 68,513	$182.98	$330.50	0.00%	0.90%	0.44%	14.31%	15.35%

EQ/MFS International Intrinsic Value (Class IB)
2024	1,497	$141,316	$276.78	$316.10	0.00%	0.90%	1.43%	6.03%	7.38%
2023	1,486	$141,506	$ 29.54	$261.04	0.00%	0.90%	1.28%	16.30%	17.36%
2022	1,428	$124,069	$ 25.17	$224.46	0.00%	0.90%	0.43%	(24.49)%	(23.82)%
2021	1,331	$162,700	$ 33.04	$297.26	0.00%	0.90%	0.36%	9.25%	10.24%
2020	1,190	$146,431	$ 29.97	$272.10	0.00%	0.90%	0.26%	18.95%	20.02%

FSA-135

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/MFS Mid Cap Focused Growth (Class IB)
2024	726	$ 72,612	$436.57	$498.59	0.00%	0.90%	0.00%	13.45%	14.87%
2023	607	$ 62,840	$ 43.55	$384.80	0.00%	0.90%	0.00%	21.22%	22.33%
2022	525	$ 51,023	$ 35.60	$317.44	0.00%	0.90%	0.00%	(27.71)%	(27.06)%
2021	445	$ 67,538	$ 48.81	$439.13	0.00%	0.90%	0.00%	17.80%	18.87%
2020	366	$ 58,950	$ 41.06	$372.77	0.00%	0.90%	0.00%	28.53%	29.69%

EQ/MFS Technology (Class IB)
2024	1,441	$129,485	$194.75	$203.04	0.00%	0.90%	0.00%	34.83%	36.53%
2023	1,141	$ 81,915	$ 14.68	$144.44	0.00%	0.90%	0.00%	52.73%	54.20%
2022	1,080	$ 51,840	$ 9.52	$ 94.57	0.00%	0.90%	0.00%	(36.87)%	(36.32)%
2021	965	$ 78,725	$ 14.95	$149.80	0.00%	0.90%	0.00%	12.77%	13.77%
2020	929	$ 73,318	$ 13.14	$132.84	0.00%	0.90%	0.09%	28.52%	29.20%

EQ/MFS Utilities Series (Class IB)
2024	222	$ 5,468	$ 13.78	$324.74	0.00%	0.00%	1.64%	11.23%	11.51%
2023	180	$ 4,267	$ 29.19	$ 29.19	0.00%	0.00%	2.03%	(2.37)%	(2.37)%
2022	185	$ 5,286	$ 29.90	$ 29.90	0.00%	0.00%	5.92%	0.44%	0.44%
2021	115	$ 3,402	$ 29.77	$ 29.77	0.00%	0.00%	1.26%	13.89%	13.89%
2020	103	$ 2,885	$ 26.14	$ 26.14	0.00%	0.00%	2.46%	5.57%	5.57%

EQ/Mid Cap Index (Class IB)
2024	1,555	$242,324	$410.88	$801.56	0.00%	0.90%	0.90%	12.17%	13.48%
2023	1,124	$170,072	$366.30	$452.31	0.00%	0.90%	1.05%	14.71%	15.75%
2022	811	$145,633	$319.32	$390.76	0.00%	0.90%	0.98%	(14.38)%	(13.61)%
2021	565	$168,343	$372.97	$452.31	0.00%	0.90%	0.67%	22.77%	23.88%
2020	402	$128,422	$303.80	$365.11	0.00%	0.90%	1.02%	11.84%	12.85%

EQ/Mid Cap Value Managed Volatility (Class IB)
2024	424	$200,554	$496.07	$684.38	0.00%	0.90%	1.39%	10.66%	11.87%
2023	71	$ 17,230	$568.08	$568.08	0.00%	0.00%	1.44%	13.19%	13.19%
2022	54	$ 15,621	$501.87	$501.87	0.00%	0.00%	0.92%	(14.57)%	(14.57)%
2021	45	$ 18,877	$587.46	$587.46	0.00%	0.00%	0.57%	27.40%	27.40%
2020	43	$ 15,181	$461.11	$461.11	0.00%	0.00%	1.15%	4.97%	4.97%

EQ/Moderate Allocation (Class IA)
2024	889	$533,091	$454.52	$562.16	0.00%	0.90%	2.61%	6.94%	7.91%
2023	995	$551,794	$425.03	$520.93	0.00%	0.90%	1.88%	11.34%	12.35%
2022	1,160	$539,229	$381.73	$463.66	0.00%	0.90%	1.23%	(16.23)%	(15.47)%
2021	1,198	$693,170	$455.68	$548.50	0.00%	0.90%	2.54%	7.44%	8.42%
2020	1,238	$690,114	$424.11	$505.91	0.00%	0.90%	2.17%	10.26%	11.26%

EQ/Moderate Allocation (Class IB)
2024	1,333	$165,268	$242.28	$276.79	0.00%	0.60%	2.61%	7.27%	8.26%
2023	1,212	$157,407	$225.87	$256.49	0.00%	0.60%	1.88%	11.68%	12.35%
2022	1,016	$151,389	$202.25	$228.29	0.00%	0.60%	1.23%	(15.97)%	(15.47)%
2021	859	$182,147	$240.70	$270.06	0.00%	0.60%	2.54%	7.77%	8.42%
2020	816	$173,108	$223.35	$249.09	0.00%	0.60%	2.17%	10.59%	11.26%

EQ/Moderate Growth Strategy (Class IB)
2024	586	$153,502	$261.73	$261.73	0.00%	0.00%	2.56%	10.75%	10.75%
2023	607	$143,509	$236.32	$236.32	0.00%	0.00%	1.48%	14.86%	14.86%
2022	618	$127,146	$205.74	$205.74	0.00%	0.00%	0.90%	(16.48)%	(16.48)%
2021	637	$156,950	$246.34	$246.34	0.00%	0.00%	2.04%	11.88%	11.88%
2020	640	$140,860	$220.18	$220.18	0.00%	0.00%	1.95%	12.38%	12.38%

FSA-136

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Moderate-Plus Allocation (Class IB)
2024	3,294	$512,657	$300.05	$363.60	0.00%	0.90%	2.46%	9.77%	11.14%
2023	1,843	$299,818	$284.66	$321.54	0.00%	0.60%	1.65%	14.63%	15.33%
2022	1,691	$269,132	$248.32	$278.81	0.00%	0.60%	1.06%	(17.55)%	(17.06)%
2021	1,307	$330,016	$301.19	$336.15	0.00%	0.60%	3.50%	12.00%	12.68%
2020	1,062	$295,380	$268.92	$298.33	0.00%	0.60%	2.53%	13.42%	14.10%

EQ/Money Market (Class IA)
2024	2,812	$364,658	$159.37	$197.11	0.00%	0.90%	4.54%	3.74%	4.68%
2023	2,979	$371,798	$153.63	$188.29	0.00%	0.90%	4.40%	3.52%	4.46%
2022	1,943	$189,825	$148.40	$180.25	0.00%	0.90%	1.19%	0.18%	1.09%
2021	1,435	$104,556	$148.13	$178.31	0.00%	0.90%	0.00%	(0.72)%	0.19%
2020	1,626	$111,117	$149.20	$177.98	0.00%	0.90%	0.18%	(0.70)%	0.20%

EQ/Money Market (Class IB)
2024	3,693	$109,993	$134.99	$150.61	0.00%	0.60%	4.54%	4.04%	5.02%
2023	3,004	$101,841	$129.75	$143.88	0.00%	0.60%	4.40%	3.83%	4.45%
2022	1,151	$ 65,119	$124.96	$137.75	0.00%	0.60%	1.19%	0.48%	1.09%
2021	909	$ 58,332	$124.36	$136.26	0.00%	0.60%	0.00%	(0.42)%	0.18%
2020	635	$ 52,815	$124.88	$136.01	0.00%	0.60%	0.18%	(0.40)%	0.21%

EQ/Morgan Stanley Small Cap Growth (Class IB)
2024	469	$ 40,367	$160.18	$209.00	0.00%	0.90%	0.01%	19.64%	21.16%
2023	426	$ 36,428	$133.89	$138.33	0.00%	0.90%	0.00%	33.20%	34.41%
2022	315	$ 24,019	$100.52	$102.92	0.00%	0.90%	0.01%	(44.67)%	(44.16)%
2021	266	$ 44,103	$181.66	$184.32	0.00%	0.90%	0.00%	1.83%	2.75%
2020	224	$ 39,182	$178.39	$179.38	0.00%	0.90%	0.00%	74.52%	75.38%

EQ/PIMCO Global Real Return (Class IB)
2024	44	$ 924	$ 10.12	$101.71	0.00%	0.00%	0.57%	(0.20)%	(0.14)%
2023	35	$ 705	$101.86	$101.86	0.00%	0.00%	1.56%	4.29%	4.29%
2022	24	$ 478	$ 97.67	$97.67	0.00%	0.00%	13.54%	(16.03)%	(16.03)%
2021	8	$ 170	$116.31	$116.31	0.00%	0.00%	18.22%	4.19%	4.19%
2020	—	$ 28	$111.63	$111.63	0.00%	0.00%	0.00%	10.52%	10.52%

EQ/PIMCO Real Return (Class IB)
2024	566	$ 34,779	$128.28	$146.50	0.00%	0.90%	3.77%	1.01%	2.08%
2023	501	$ 33,709	$127.00	$143.73	0.00%	0.90%	1.15%	2.66%	3.59%
2022	502	$ 34,004	$123.71	$138.75	0.00%	0.90%	6.18%	(12.20)%	(11.40)%
2021	490	$ 35,999	$140.90	$156.60	0.00%	0.90%	4.03%	4.38%	5.32%
2020	342	$ 31,066	$134.99	$148.69	0.00%	0.90%	1.44%	10.34%	11.34%

EQ/PIMCO Total Return ESG (Class IB)
2024	1,288	$ 75,990	$122.62	$140.04	0.00%	0.90%	4.37%	1.08%	2.23%
2023	1,113	$ 73,507	$121.31	$137.29	0.00%	0.90%	2.74%	4.69%	5.64%
2022	1,008	$ 69,934	$115.87	$129.96	0.00%	0.90%	3.18%	(14.78)%	(14.00)%
2021	953	$ 82,552	$135.96	$151.12	0.00%	0.90%	1.66%	(2.31)%	(1.42)%
2020	916	$ 88,922	$139.18	$153.30	0.00%	0.90%	1.85%	7.66%	8.63%

EQ/PIMCO Ultra Short Bond (Class IB)
2024	604	$ 50,913	$118.50	$142.51	0.00%	0.90%	5.21%	4.89%	6.01%
2023	346	$ 26,797	$118.19	$134.65	0.00%	0.60%	4.57%	4.99%	5.63%
2022	215	$ 19,886	$112.57	$127.47	0.00%	0.60%	1.36%	(1.19)%	(0.61)%
2021	179	$ 19,500	$113.93	$128.25	0.00%	0.60%	0.43%	(1.06)%	(0.45)%
2020	145	$ 17,313	$115.15	$128.83	0.00%	0.60%	0.70%	0.52%	1.11%

FSA-137

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Quality Bond PLUS (Class IA)
2024	226	$ 20,672	$190.97	$268.53	0.00%	0.90%	3.15%	0.86%	1.77%
2023	207	$ 19,400	$189.35	$263.85	0.00%	0.90%	2.19%	3.28%	4.22%
2022	204	$ 18,392	$183.33	$253.16	0.00%	0.90%	0.64%	(11.01)%	(10.21)%
2021	226	$ 22,967	$206.02	$281.95	0.00%	0.90%	0.75%	(3.00)%	(2.11)%
2020	189	$ 25,236	$212.39	$288.04	0.00%	0.90%	1.33%	5.02%	5.97%

EQ/Quality Bond PLUS (Class IB)
2024	104	$ 17,288	$ 155.01	$181.20	0.00%	0.60%	3.15%	1.16%	1.77%
2023	106	$ 17,247	$ 153.23	$178.04	0.00%	0.60%	2.19%	3.60%	4.23%
2022	105	$ 16,425	$ 147.91	$170.82	0.00%	0.60%	0.64%	(10.75)%	(10.21)%
2021	107	$ 18,788	$ 165.72	$190.25	0.00%	0.60%	0.75%	(2.71)%	(2.11)%
2020	108	$ 19,417	$ 170.33	$194.36	0.00%	0.60%	1.33%	5.34%	5.98%

EQ/Small Company Index (Class IB)
2024	1,233	$170,451	$ 519.38	$822.04	0.00%	0.90%	1.31%	10.11%	11.40%
2023	819	$ 86,493	$ 471.69	$537.10	0.00%	0.90%	1.20%	15.75%	16.80%
2022	491	$ 68,582	$ 407.49	$459.83	0.00%	0.90%	0.93%	(20.53)%	(19.81)%
2021	274	$ 78,603	$ 512.79	$573.46	0.00%	0.90%	0.67%	14.02%	15.06%
2020	157	$ 65,897	$ 449.72	$498.40	0.00%	0.90%	1.07%	18.66%	19.73%

EQ/T. Rowe Price Health Sciences (Class IB)
2024	448	$ 16,026	$ 14.04	$638.33	0.00%	0.00%	0.00%	1.58%	1.74%
2023	433	$ 18,206	$ 62.84	$ 62.84	0.00%	0.00%	0.00%	3.97%	3.97%
2022	334	$ 14,700	$ 60.44	$ 60.44	0.00%	0.00%	0.00%	(13.38)%	(13.38)%
2021	230	$ 14,302	$ 69.78	$ 69.78	0.00%	0.00%	0.00%	9.51%	9.51%
2020	158	$ 10,848	$ 63.72	$ 63.72	0.00%	0.00%	0.00%	26.91%	26.91%

EQ/Value Equity (Class IB)
2024	546	$223,901	$ 639.36	$821.06	0.00%	0.90%	0.95%	6.26%	7.42%
2023	367	$182,589	$ 601.67	$765.67	0.00%	0.90%	1.18%	18.45%	19.52%
2022	345	$159,860	$ 507.96	$640.62	0.00%	0.90%	1.05%	(15.87)%	(15.11)%
2021	331	$202,308	$ 603.81	$754.65	0.00%	0.90%	0.68%	24.24%	25.37%
2020	325	$168,927	$ 485.99	$601.93	0.00%	0.90%	1.96%	1.89%	2.82%

EQ/Wellington Energy (Class IB)
2024	527	$ 20,335	$ 81.66	$ 93.26	0.00%	0.90%	2.44%	5.61%	6.56%
2023	1,052	$ 24,560	$ 8.75	$ 77.32	0.00%	0.90%	3.20%	5.07%	6.06%
2022	1,180	$ 26,842	$ 8.25	$ 73.59	0.00%	0.90%	4.80%	31.22%	32.42%
2021	476	$ 15,210	$ 6.23	$ 56.08	0.00%	0.90%	3.31%	34.39%	35.43%
2020	383	$ 10,094	$ 4.60	$ 41.73	0.00%	0.90%	3.79%	(37.89)%	(37.24)%

Equitable Conservative Growth MF/ETF (Class IB)
2024	164	$ 16,542	$ 163.27	$179.29	0.00%	0.80%	3.11%	6.36%	7.56%
2023	178	$ 15,881	$ 153.50	$167.20	0.00%	0.80%	2.62%	9.04%	9.91%
2022	168	$ 15,553	$ 140.78	$152.12	0.00%	0.80%	1.77%	(13.15)%	(12.45)%
2021	174	$ 16,775	$ 162.09	$173.75	0.00%	0.80%	0.60%	9.23%	10.11%
2020	154	$ 14,768	$ 147.26	$157.79	0.00%	0.80%	1.03%	12.10%	13.11%

Equitable Growth MF/ETF (Class IB)
2024	69	$ 774	$ 11.20	$112.02	0.00%	0.00%	2.62%	8.00%	8.06%

Equitable Moderate Growth MF/ETF (Class IB)
2024	9	$ 140	$ 11.02	$110.23	0.00%	0.00%	6.02%	6.57%	6.58%

FSA-138

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Fidelity® VIP Asset Manager: Growth Portfolio (Service Class 2)
2024	204	$ 4,612	$ 14.84	$433.88	0.00%	0.00%	1.98%	10.55%	10.75%
2023	141	$ 3,304	$392.47	$392.47	0.00%	0.00%	2.07%	16.05%	16.05%
2022	45	$ 1,638	$338.20	$338.20	0.00%	0.00%	1.87%	(17.05)%	(17.05)%
2021	19	$ 1,564	$407.70	$407.70	0.00%	0.00%	1.21%	13.69%	13.69%
2020	14	$ 1,329	$358.62	$358.62	0.00%	0.00%	0.91%	16.95%	16.95%

Fidelity® VIP Equity- Income Portfolio (Service Class 2)
2024	115	$ 9,241	$ 57.31	$609.26	0.00%	0.00%	1.67%	15.06%	15.06%
2023	107	$ 7,379	$529.53	$529.53	0.00%	0.00%	1.46%	10.38%	10.38%
2022	109	$ 6,817	$479.74	$479.74	0.00%	0.00%	2.05%	(5.24)%	(5.24)%
2021	104	$ 5,421	$506.29	$506.29	0.00%	0.00%	1.74%	24.60%	24.60%
2020	65	$ 2,968	$406.32	$406.32	0.00%	0.00%	1.75%	6.44%	6.44%

Fidelity® VIP Government Money Market Portfolio (Service Class 2)
2024	628	$10,269	$ 11.58	$115.77	0.00%	0.00%	4.64%	4.85%	4.89%
2023	194	$ 2,276	$110.42	$110.42	0.00%	0.00%	4.51%	4.64%	4.64%
2022	133	$ 2,078	$105.52	$105.52	0.00%	0.00%	1.13%	1.27%	1.27%
2021	132	$ 2,269	$104.20	$104.20	0.00%	0.00%	0.01%	0.01%	0.01%
2020	106	$ 2,199	$104.19	$104.19	0.00%	0.00%	0.20%	0.23%	0.23%

Fidelity® VIP Growth & Income Portfolio (Service Class 2)
2024	688	$43,563	$462.46	$717.51	0.00%	0.90%	1.33%	20.86%	22.40%
2023	569	$34,930	$382.65	$588.32	0.00%	0.90%	1.66%	17.30%	18.37%
2022	380	$24,195	$326.21	$497.03	0.00%	0.90%	1.65%	(6.02)%	(5.17)%
2021	178	$20,279	$347.12	$524.15	0.00%	0.90%	2.35%	24.51%	25.64%
2020	115	$13,488	$278.79	$417.19	0.00%	0.90%	1.99%	6.62%	7.60%

Fidelity® VIP High Income Portfolio (Service Class 2)
2024	80	$ 4,275	$ 31.59	$328.64	0.00%	0.00%	6.35%	8.59%	8.62%
2023	79	$ 3,601	$302.57	$302.57	0.00%	0.00%	5.38%	10.24%	10.24%
2022	76	$ 3,045	$274.47	$274.47	0.00%	0.00%	5.06%	(11.67)%	(11.67)%
2021	74	$ 3,420	$310.75	$310.75	0.00%	0.00%	5.79%	4.29%	4.29%
2020	69	$ 2,772	$297.96	$297.96	0.00%	0.00%	4.75%	2.42%	2.42%

Fidelity® VIP Investment Grade Bond Portfolio (Service Class 2)
2024	718	$20,402	$ 17.76	$ 195.13	0.00%	0.00%	3.39%	1.49%	1.50%
2023	750	$19,889	$192.25	$ 192.25	0.00%	0.00%	2.49%	6.00%	6.00%
2022	777	$19,359	$181.37	$ 181.37	0.00%	0.00%	2.12%	(13.21)%	(13.21)%
2021	805	$24,112	$208.98	$ 208.98	0.00%	0.00%	1.29%	(0.90)%	(0.90)%
2020	949	$57,788	$210.87	$ 210.87	0.00%	0.00%	2.09%	9.16%	9.16%

Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2024	410	$52,513	$343.67	$1,031.80	0.00%	0.90%	0.36%	16.12%	17.35%
2023	357	$43,714	$295.97	$ 880.56	0.00%	0.90%	0.39%	13.77%	14.80%
2022	336	$39,148	$260.14	$ 767.03	0.00%	0.90%	0.26%	(15.73)%	(14.97)%
2021	320	$49,646	$308.71	$ 902.03	0.00%	0.90%	0.38%	24.18%	25.30%
2020	290	$39,241	$248.60	$ 719.87	0.00%	0.90%	0.41%	16.81%	17.87%

FSA-139

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Fidelity® VIP Value Portfolio (Service Class 2)
2024	442	$11,025	$ 18.27	$ 679.14	0.00%	0.00%	1.44%	11.08%	11.27%
2023	259	$ 6,360	$611.37	$ 611.37	0.00%	0.00%	1.27%	19.47%	19.47%
2022	162	$ 3,825	$511.74	$ 511.74	0.00%	0.00%	1.45%	(4.29)%	(4.29)%
2021	80	$ 2,591	$534.67	$ 534.67	0.00%	0.00%	1.82%	29.72%	29.72%
2020	29	$ 1,349	$412.18	$ 412.18	0.00%	0.00%	1.31%	6.02%	6.02%

Fidelity® VIP Value Strategies Portfolio (Service Class 2)
2024	15	$ 1,255	$ 81.44	$ 835.12	0.00%	0.00%	0.75%	9.16%	9.17%
2023	15	$ 1,212	$765.04	$ 765.04	0.00%	0.00%	1.01%	20.61%	20.61%
2022	15	$ 993	$634.32	$ 634.32	0.00%	0.00%	1.07%	(7.35)%	(7.35)%
2021	12	$ 847	$684.63	$ 684.63	0.00%	0.00%	1.86%	33.34%	33.34%
2020	5	$ 287	$513.44	$ 513.44	0.00%	0.00%	1.06%	8.02%	8.02%

Franklin Small Cap Value VIP Fund (Class 2)
2024	592	$29,068	$320.26	$ 365.76	0.00%	0.90%	0.94%	10.69%	11.91%
2023	552	$27,529	$289.32	$ 327.44	0.00%	0.90%	0.52%	11.73%	12.75%
2022	457	$23,585	$258.94	$ 290.42	0.00%	0.90%	0.99%	(10.87)%	(10.06)%
2021	351	$22,920	$290.53	$ 322.92	0.00%	0.90%	1.00%	24.24%	25.37%
2020	300	$16,104	$233.85	$ 257.58	0.00%	0.90%	1.50%	4.24%	5.19%

Invesco V.I. Diversified Dividend Fund (Series II)
2024	374	$12,927	$ 14.92	$ 333.45	0.00%	0.00%	1.67%	12.94%	13.13%
2023	388	$12,361	$295.19	$ 295.19	0.00%	0.00%	1.63%	8.77%	8.77%
2022	457	$13,894	$271.39	$ 271.39	0.00%	0.00%	1.30%	(1.92)%	(1.92)%
2021	606	$19,814	$276.71	$ 276.71	0.00%	0.00%	2.00%	18.59%	18.59%
2020	607	$16,387	$233.33	$ 233.33	0.00%	0.00%	2.88%	(0.13)%	(0.13)%

Invesco V.I. Main Street Mid Cap Fund (Series II)
2024	85	$ 5,886	$266.99	$ 304.92	0.00%	0.90%	0.14%	15.74%	16.80%
2023	58	$ 4,469	$230.68	$ 261.07	0.00%	0.90%	0.04%	13.12%	14.14%
2022	32	$ 3,451	$203.93	$ 228.72	0.00%	0.90%	0.07%	(15.22)%	(14.46)%
2021	41	$ 4,705	$240.54	$ 267.37	0.00%	0.90%	0.25%	21.76%	22.87%
2020	39	$ 3,792	$197.56	$ 217.61	0.00%	0.90%	0.48%	7.96%	8.94%

Invesco V.I. Small Cap Equity Fund (Series II)
2024	75	$11,273	$320.58	$ 366.12	0.00%	0.90%	0.00%	16.79%	17.85%
2023	60	$ 8,550	$274.50	$ 310.66	0.00%	0.90%	0.00%	15.22%	16.26%
2022	62	$ 7,464	$238.25	$ 267.22	0.00%	0.90%	0.00%	(21.44)%	(20.73)%
2021	72	$10,218	$303.29	$ 337.11	0.00%	0.90%	0.00%	19.01%	20.10%
2020	53	$ 7,669	$254.84	$ 280.70	0.00%	0.90%	0.03%	25.73%	26.86%

Janus Henderson Balanced Portfolio (Service Shares)
2024	527	$ 7,401	$ 12.32	$ 123.17	0.00%	0.00%	2.56%	15.32%	15.36%
2023	112	$ 1,837	$ 10.68	$ 10.68	0.00%	0.00%	1.88%	15.33%	15.33%
2022	38	$ 980	$ 9.26	$ 9.26	0.00%	0.00%	1.41%	(16.50)%	(16.50)%
2021	—	$ 7	$ 11.09	$ 11.09	0.00%	0.00%	0.61%	10.13%	10.13%

Lord Abbett Series Fund — Bond Debenture Portfolio (VC Shares)
2024	342	$ 4,659	$ 11.27	$ 115.30	0.00%	0.00%	7.09%	6.88%	6.93%
2023	226	$ 2,839	$107.88	$ 107.88	0.00%	0.00%	6.67%	6.72%	6.72%
2022	132	$ 1,575	$101.09	$ 101.09	0.00%	0.00%	6.16%	(12.67)%	(12.67)%
2021	68	$ 907	$115.76	$ 115.76	0.00%	0.00%	4.81%	3.43%	3.43%
2020	19	$ 240	$111.92	$ 111.92	0.00%	0.00%	19.20%	7.46%	7.46%

FSA-140

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Macquarie VIP High Income Series (Service Class)
2024	1,563	$65,471	$142.30	$158.10	0.00%	0.90%	6.19%	5.24%	6.41%
2023	1,199	$51,479	$135.22	$148.88	0.00%	0.90%	6.35%	10.75%	11.75%
2022	1,036	$43,820	$122.10	$133.22	0.00%	0.90%	6.56%	(11.76)%	(10.97)%
2021	999	$50,180	$138.38	$149.63	0.00%	0.90%	5.79%	5.10%	6.06%
2020	864	$43,763	$131.66	$141.08	0.00%	0.90%	7.08%	5.08%	6.03%

MFS-® Investors Trust Series (Service Class)
2024	11	$ 5,195	$424.76	$485.10	0.00%	0.90%	0.47%	18.14%	19.22%
2023	11	$ 4,501	$359.53	$406.89	0.00%	0.90%	0.48%	17.60%	18.66%
2022	12	$ 4,034	$305.72	$342.89	0.00%	0.90%	0.36%	(17.44)%	(16.69)%
2021	15	$ 6,188	$370.29	$411.57	0.00%	0.90%	0.40%	25.37%	26.51%
2020	14	$ 4,212	$295.36	$325.33	0.00%	0.90%	0.42%	12.58%	13.60%

MFS-® Massachusetts Investors Growth Stock Portfolio (Service Class)
2024	23	$ 13,260	$ 527.52	$ 602.44	0.00%	0.90%	0.13%	14.93%	15.98%
2023	24	$ 11,906	$ 458.98	$ 519.43	0.00%	0.90%	0.05%	22.59%	23.70%
2022	24	$ 10,173	$ 374.39	$ 419.90	0.00%	0.90%	0.00%	(20.17)%	(19.45)%
2021	27	$ 14,080	$ 468.99	$ 521.27	0.00%	0.90%	0.03%	24.53%	25.66%
2020	29	$ 12,089	$ 376.62	$ 414.83	0.00%	0.90%	0.22%	21.10%	22.20%

Multimanager Aggressive Equity (Class IA)
2024	302	$694,225	$ 987.50	$1,067.94	0.00%	0.90%	0.41%	29.67%	30.85%
2023	326	$577,881	$ 761.55	$ 816.14	0.00%	0.90%	0.38%	37.06%	38.30%
2022	350	$450,513	$ 555.64	$ 590.13	0.00%	0.90%	0.00%	(32.78)%	(32.17)%
2021	377	$707,067	$ 826.56	$ 869.97	0.00%	0.90%	0.00%	19.42%	20.50%
2020	388	$623,036	$ 692.16	$ 721.95	0.00%	0.90%	0.00%	37.57%	38.82%

Multimanager Aggressive Equity (Class IB)
2024	315	$ 69,204	$ 468.12	$ 543.91	0.00%	0.90%	0.41%	30.07%	31.12%
2023	281	$ 54,896	$ 359.91	$ 415.66	0.00%	0.60%	0.38%	37.47%	38.30%
2022	229	$ 40,442	$ 261.81	$ 300.56	0.00%	0.60%	0.00%	(32.57)%	(32.17)%
2021	168	$ 57,417	$ 388.29	$ 443.08	0.00%	0.60%	0.00%	19.78%	20.50%
2020	150	$ 49,503	$ 324.17	$ 367.70	0.00%	0.60%	0.00%	37.99%	38.82%

Multimanager Core Bond (Class IB)
2024	499	$ 58,390	$ 157.02	$ 193.31	0.00%	0.90%	3.56%	1.05%	1.97%
2023	207	$ 36,651	$ 155.39	$ 189.57	0.00%	0.90%	2.93%	4.15%	5.09%
2022	210	$ 35,269	$ 149.20	$ 180.39	0.00%	0.90%	2.32%	(13.52)%	(12.73)%
2021	224	$ 43,566	$ 172.53	$ 206.71	0.00%	0.90%	1.45%	(2.32)%	(1.43)%
2020	224	$ 43,888	$ 176.62	$ 209.71	0.00%	0.90%	1.93%	5.31%	6.26%

Multimanager Technology (Class IB)
2024	729	$311,076	$ 888.91	$2,183.79	0.00%	0.90%	0.00%	24.95%	26.28%
2023	523	$213,926	$ 711.41	$1,408.01	0.00%	0.90%	0.00%	48.20%	49.54%
2022	430	$142,780	$ 480.02	$ 941.54	0.00%	0.90%	0.00%	(37.86)%	(37.30)%
2021	345	$231,063	$ 772.50	$1,501.58	0.00%	0.90%	0.00%	19.74%	20.82%
2020	290	$200,982	$ 645.17	$1,242.78	0.00%	0.90%	0.12%	51.89%	53.27%

FSA-141

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Natural Resources Portfolio (Class II)
2024	91	$ 2,784	$ 25.42	$ 98.82	0.00%	0.00%	0.00%	3.96%	3.97%
2023	139	$ 3,993	$ 95.06	$ 95.06	0.00%	0.00%	0.00%	1.58%	1.58%
2022	161	$ 5,158	$ 93.58	$ 93.58	0.00%	0.00%	0.00%	21.55%	21.55%
2021	108	$ 2,855	$ 76.99	$ 76.99	0.00%	0.00%	0.00%	25.02%	25.02%
2020	89	$ 1,607	$ 61.58	$ 61.58	0.00%	0.00%	0.00%	11.82%	11.82%

PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)
2024	249	$16,802	$ 85.47	$150.68	0.00%	0.90%	2.04%	3.03%	4.12%
2023	255	$18,476	$ 82.96	$ 93.89	0.00%	0.90%	15.81%	(8.76)%	(7.93)%
2022	253	$21,540	$ 90.93	$101.98	0.00%	0.90%	20.71%	7.69%	8.66%
2021	200	$17,425	$ 84.44	$ 93.85	0.00%	0.90%	4.14%	31.92%	33.10%
2020	182	$12,315	$ 64.01	$ 70.51	0.00%	0.90%	6.14%	0.31%	1.23%

T. Rowe Price Blue Chip Growth Portfolio (Class II)
2024	151	$ 3,968	$ 20.83	$208.25	0.00%	0.00%	0.00%	35.44%	35.44%
2023	49	$ 1,010	$ 15.38	$ 15.38	0.00%	0.00%	0.00%	49.32%	49.32%
2022	2	$ 21	$ 10.30	$ 10.30	0.00%	0.00%	0.00%	(4.63)%	(4.63)%

T. Rowe Price Equity Income Portfolio (Class II)
2024	261	$27,068	$311.02	$355.20	0.00%	0.90%	1.64%	10.37%	11.60%
2023	234	$23,582	$281.79	$318.91	0.00%	0.90%	1.89%	8.33%	9.31%
2022	167	$22,414	$260.12	$291.74	0.00%	0.90%	1.67%	(4.45)%	(3.59)%
2021	119	$22,898	$272.24	$302.59	0.00%	0.90%	1.40%	24.09%	25.21%
2020	79	$17,191	$219.39	$241.66	0.00%	0.90%	2.12%	0.05%	0.96%

T. Rowe Price Mid-Cap Growth Portfolio (Class II)
2024	61	$ 1,339	$ 13.82	$138.22	0.00%	0.00%	0.00%	9.34%	9.35%
2023	17	$ 611	$ 12.64	$ 12.64	0.00%	0.00%	0.00%	20.04%	20.04%
2022	—	$ —	$ 10.53	$ 10.53	0.00%	0.00%	0.00%	(1.77)%	(1.77)%

Target 2015 Allocation (Class IB)
2024	4	$ 113	$ 25.58	$201.11	0.00%	0.00%	1.83%	4.75%	4.76%
2023	9	$ 302	$191.98	$191.98	0.00%	0.00%	1.22%	9.94%	9.94%
2022	26	$ 807	$174.62	$174.62	0.00%	0.00%	1.79%	(14.14)%	(14.14)%
2021	29	$ 1,259	$203.37	$203.37	0.00%	0.00%	0.98%	6.27%	6.27%
2020	85	$ 2,807	$191.38	$191.38	0.00%	0.00%	2.22%	10.31%	10.31%

Target 2025 Allocation (Class IB)
2024	81	$ 8,164	$ 157.52	$251.24	0.00%	0.80%	2.50%	7.82%	8.69%
2023	100	$ 8,051	$ 146.10	$231.15	0.00%	0.80%	2.00%	12.72%	13.63%
2022	126	$ 7,915	$ 129.61	$203.42	0.00%	0.80%	1.54%	(15.92)%	(15.24)%
2021	134	$11,210	$ 154.15	$240.00	0.00%	0.80%	1.40%	9.85%	10.73%
2020	169	$16,063	$ 140.33	$216.74	0.00%	0.80%	1.88%	11.37%	12.28%

Target 2035 Allocation (Class IB)
2024	112	$11,808	$180.38	$289.03	0.00%	0.60%	2.02%	10.81%	11.48%
2023	127	$10,682	$162.79	$259.26	0.00%	0.60%	1.82%	15.84%	16.54%
2022	145	$ 8,974	$140.53	$222.47	0.00%	0.60%	1.50%	(16.79)%	(16.29)%
2021	120	$ 9,388	$168.89	$265.77	0.00%	0.60%	1.56%	13.39%	14.07%
2020	210	$10,674	$148.95	$232.99	0.00%	0.60%	1.86%	12.99%	13.68%

FSA-142

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Target 2045 Allocation (Class IB)
2024	123	$10,089	$189.38	$312.98	0.00%	0.80%	1.81%	12.07%	12.97%
2023	111	$ 8,209	$168.99	$277.04	0.00%	0.80%	1.61%	17.18%	18.13%
2022	107	$ 7,089	$144.21	$234.53	0.00%	0.80%	1.35%	(17.44)%	(16.78)%
2021	107	$ 7,371	$174.68	$281.81	0.00%	0.80%	1.97%	15.38%	16.32%
2020	90	$ 6,033	$151.39	$242.28	0.00%	0.80%	1.63%	13.18%	14.09%

Target 2055 Allocation (Class IB)
2024	74	$ 7,450	$209.47	$222.03	0.00%	0.60%	1.42%	13.63%	14.32%
2023	90	$ 6,607	$184.34	$194.22	0.00%	0.60%	1.50%	19.11%	19.83%
2022	76	$ 4,955	$154.76	$162.08	0.00%	0.60%	1.14%	(18.06)%	(17.56)%
2021	70	$ 5,365	$188.87	$196.61	0.00%	0.60%	2.30%	17.56%	18.26%
2020	54	$ 3,649	$160.66	$166.25	0.00%	0.60%	2.03%	14.22%	14.92%

Templeton Developing Markets VIP Fund (Class 2)
2024	337	$20,706	$127.09	$145.15	0.00%	0.90%	3.90%	6.70%	7.84%
2023	305	$19,505	$119.11	$134.81	0.00%	0.90%	2.09%	11.61%	12.62%
2022	255	$17,805	$106.72	$119.70	0.00%	0.90%	2.57%	(22.68)%	(21.98)%
2021	196	$22,005	$138.03	$153.43	0.00%	0.90%	0.89%	(6.59)%	(5.74)%
2020	142	$22,234	$147.77	$162.77	0.00%	0.90%	4.11%	16.13%	17.19%

Templeton Global Bond VIP Fund (Class 2)
2024	794	$37,034	$ 88.52	$101.10	0.00%	0.90%	0.00%	(12.17)%	(11.05)%
2023	729	$39,722	$100.79	$114.07	0.00%	0.90%	0.00%	1.96%	2.89%
2022	738	$40,129	$ 98.85	$110.87	0.00%	0.90%	0.00%	(5.80)%	(4.95)%
2021	717	$43,887	$104.94	$116.64	0.00%	0.90%	0.00%	(5.85)%	(4.99)%
2020	661	$42,826	$111.46	$122.77	0.00%	0.90%	8.36%	(6.13)%	(5.28)%

VanEck VIP Global Resources Fund (Class S)
2024	176	$13,827	$ 82.98	$ 99.27	0.00%	0.90%	2.39%	(3.96)%	(2.93)%
2023	176	$14,882	$ 86.40	$ 97.79	0.00%	0.90%	2.58%	(4.70)%	(3.84)%
2022	185	$17,096	$ 90.66	$101.69	0.00%	0.90%	1.56%	7.15%	8.12%
2021	169	$15,009	$ 84.61	$ 94.05	0.00%	0.90%	0.31%	17.61%	18.68%
2020	172	$13,284	$ 71.94	$ 79.25	0.00%	0.90%	0.77%	17.76%	18.82%

Vanguard Variable Insurance Fund — Equity Index Portfolio (Common Shares)
2024	28	$18,600	$671.65	$671.65	0.60%	0.60%	1.28%	24.09%	24.09%
2023	29	$15,612	$541.27	$541.27	0.60%	0.60%	1.52%	25.36%	25.36%
2022	36	$15,746	$431.77	$431.77	0.60%	0.60%	1.35%	(18.72)%	(18.72)%
2021	39	$20,717	$531.21	$531.21	0.60%	0.60%	1.28%	27.78%	27.78%
2020	40	$16,823	$415.73	$415.73	0.60%	0.60%	1.70%	17.49%	17.49%

*	Variable Investment Options where Units Outstanding and Accumulation Unit Values are less than 500 and $500, respectively are denoted by a —.
**	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.

FSA-143

SEPARATE ACCOUNT FP

Notes to Financial Statements (Concluded)

December 31, 2024

8.	Financial Highlights (Concluded)

***	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2024 through April 10, 2025, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

(A)	On February 23, 2025, Equitable Financial, as well as Equitable Financial Life Insurance Company of America and Equitable Financial Life and Annuity Company, entered into a master transaction agreement with Reinsurance Group of America (“RGA”) pursuant to which at closing and subject to the terms and conditions set forth in such agreement, RGA would enter into reinsurance agreements, as reinsurer, with each such subsidiary, as ceding company, to effect the RGA Reinsurance Transaction. The transaction is expected to close in mid-2025.

(B)	On or about April 11, 2025, subject to shareholder and regulatory approval, the Natural Resources Portfolio (“Replaced Fund”) will be reorganized into the PGIM Jennison Blend Portfolio (“Surviving Fund”). Correspondingly, the Variable Investment Option that invested in the Replaced Fund will be replaced with the Variable Investment Option that invests in the Surviving Fund.

FSA-144